UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-04474
Name of Registrant: Vanguard California Tax-Free Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: November 30
Date of reporting period: February 28, 2018
Item 1: Schedule of Investments

Vanguard California Municipal Money Market Fund

Schedule of Investments (unaudited)
As of February 28, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.2%)
California (99.2%)
	ABAG Finance Authority for Nonprofit Corps.
	California Revenue (Computer History
	Museum) VRDO	1.100%	3/7/18 LOC	7,000	7,000
	ABAG Finance Authority for Nonprofit Corps.
	California Revenue (Lakeside Village
	Apartments) VRDO	0.980%	3/7/18 LOC	19,560	19,560
	ABAG Finance Authority for Nonprofit Corps.
	California Revenue (Public Policy Institute)
	VRDO	1.050%	3/7/18 LOC	12,705	12,705
	Alameda County CA CP	1.180%	5/3/18 LOC	5,000	5,000
	Anaheim CA Housing Finance Agency Home
	Mortgage Revenue VRDO	1.080%	3/7/18 LOC	5,485	5,485
	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area)	5.000%	4/1/18 (Prere.)	14,000	14,047
	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area)	5.500%	4/1/18 (Prere.)	30,000	30,113
1	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area) TOB
	VRDO	1.100%	3/7/18	13,330	13,330
1	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area) TOB
	VRDO	1.110%	3/7/18	6,710	6,710
1	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area) TOB
	VRDO	1.110%	3/7/18	6,060	6,060
1	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area) TOB
	VRDO	1.110%	3/7/18	8,435	8,435
	Big Bear Lake CA Industrial Revenue
	(Southwest Gas Corp. Project) VRDO	1.130%	3/7/18 LOC	24,000	24,000
1	Burbank CA Unified School District GO TOB
	VRDO	1.110%	3/7/18	5,520	5,520
	California Department of Water Resources
	Power Supply Revenue	5.000%	5/1/18 (Prere.)	19,250	19,370
	California Department of Water Resources
	Water System Revenue CP	1.150%	3/1/18	4,700	4,700
	California Department of Water Resources
	Water System Revenue CP	1.120%	3/7/18	13,471	13,471
	California Department of Water Resources
	Water System Revenue CP	1.080%	3/8/18	34,035	34,035
	California Department of Water Resources
	Water System Revenue CP	1.100%	3/8/18	38,204	38,204
	California Department of Water Resources
	Water System Revenue CP	1.070%	3/14/18	13,100	13,100
	California Economic Recovery GO	5.000%	7/1/18 (ETM)	2,175	2,203
1	California Educational Facilities Authority
	Revenue (California Institute of Technology)
	TOB VRDO	1.120%	3/7/18 (Prere.)	3,365	3,365

California Educational Facilities Authority
Revenue (California Institute of Technology)
VRDO	0.940%	3/7/18	5,800	5,800
California Educational Facilities Authority
Revenue (Stanford Hospital) CP	1.200%	6/5/18	36,550	36,550
California Educational Facilities Authority
Revenue (Stanford University) CP	1.080%	3/5/18	1,200	1,200
California Educational Facilities Authority
Revenue (Stanford University) CP	1.080%	3/5/18	37,950	37,950
California Educational Facilities Authority
Revenue (Stanford University) CP	1.110%	4/10/18	50,000	50,000
California Educational Facilities Authority
Revenue (Stanford University) CP	1.200%	8/6/18	41,500	41,500
1 California Educational Facilities Authority
Revenue (Stanford University) TOB VRDO	1.090%	3/7/18	8,000	8,000
1 California Educational Facilities Authority
Revenue (Stanford University) TOB VRDO	1.120%	3/7/18	3,590	3,590
1 California Educational Facilities Authority
Revenue (Stanford University) TOB VRDO	1.120%	3/7/18	3,000	3,000
1 California Educational Facilities Authority
Revenue (Stanford University) VRDO	0.990%	3/7/18	13,100	13,100
1 California Educational Facilities Authority
Revenue (Stanford University) VRDO	0.990%	3/7/18	8,400	8,400
California GO	5.000%	8/1/18	9,510	9,663
California GO	5.000%	8/1/18	8,250	8,383
California GO	5.000%	8/1/18	12,000	12,181
California GO	5.000%	8/1/18	16,100	16,359
California GO	4.000%	11/1/18	1,630	1,658
California GO CP	1.100%	3/1/18 LOC	20,000	20,000
California GO CP	1.070%	3/5/18 LOC	14,190	14,190
California GO CP	1.090%	3/5/18 LOC	17,000	17,000
California GO CP	1.100%	3/6/18 LOC	25,000	25,000
California GO CP	1.100%	3/7/18 LOC	20,000	20,000
California GO CP	1.120%	3/7/18 LOC	21,600	21,600
California GO CP	1.300%	3/21/18 LOC	18,430	18,430
California GO CP	1.200%	3/22/18 LOC	5,000	5,000
California GO CP	1.270%	4/25/18 LOC	4,500	4,500
California GO CP	1.140%	5/7/18 LOC	20,000	20,000
California GO CP	1.180%	5/9/18 LOC	5,000	5,000
California GO CP	1.330%	4/10/18 LOC	10,000	10,000
1 California GO TOB VRDO	1.100%	3/7/18	6,290	6,290
1 California GO TOB VRDO	1.100%	3/7/18	4,200	4,200
1 California GO TOB VRDO	1.100%	3/7/18	3,000	3,000
1 California GO TOB VRDO	1.110%	3/7/18	3,375	3,375
1 California GO TOB VRDO	1.110%	3/7/18	6,720	6,720
1 California GO TOB VRDO	1.110%	3/7/18	6,815	6,815
1 California GO TOB VRDO	1.120%	3/7/18	5,560	5,560
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) VRDO	1.000%	3/7/18 LOC	9,225	9,225
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) VRDO	1.000%	3/7/18 LOC	10,900	10,900
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) VRDO	1.070%	3/7/18 LOC	41,000	41,000
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County) VRDO	1.110%	3/7/18 LOC	19,795	19,795

California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County) VRDO	1.110%	3/7/18 LOC	2,300	2,300
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County) VRDO	1.110%	3/7/18 LOC	37,850	37,850
California Health Facilities Financing Authority
Revenue (Kaiser Permanente) CP	1.200%	7/17/18	28,165	28,165
California Health Facilities Financing Authority
Revenue (Kaiser Permanente) CP	1.300%	8/7/18	20,000	20,000
California Health Facilities Financing Authority
Revenue (Kaiser Permanente) CP	1.250%	8/9/18	3,400	3,400
California Health Facilities Financing Authority
Revenue (Kaiser Permanente) VRDO	1.090%	3/7/18	73,150	73,150
California Health Facilities Financing Authority
Revenue (Memorial Health Services) VRDO	1.110%	3/7/18	17,305	17,305
California Health Facilities Financing Authority
Revenue (Memorial Health Services) VRDO	1.110%	3/7/18	37,400	37,400
California Health Facilities Financing Authority
Revenue (Scripps Health) VRDO	1.040%	3/7/18	6,000	6,000
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	1.100%	3/7/18	16,400	16,400
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	1.100%	3/7/18	3,750	3,750
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	1.100%	3/7/18	4,675	4,675
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	1.100%	3/7/18	8,305	8,305
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	1.110%	3/7/18	4,400	4,400
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	1.110%	3/7/18	9,715	9,715
California Housing Finance Agency Multifamily
Housing Revenue VRDO	1.060%	3/7/18 LOC	11,005	11,005
California Infrastructure & Economic
Development Bank Revenue (SRI
International) VRDO	1.140%	3/7/18 LOC	3,800	3,800
1 California Infrastructure & Economic
Development Bank Revenue TOB VRDO	1.110%	3/7/18	6,970	6,970
California Municipal Finance Authority Exempt
Facilities Revenue (ExxonMobil Project)
VRDO	1.140%	3/1/18	19,200	19,200
California Municipal Finance Authority
Multifamily Housing Revenue (Copper Square
Apartments) VRDO	1.070%	3/7/18 LOC	2,735	2,735
California Municipal Finance Authority Recovery
Zone Revenue (Chevron USA Inc. Project)
VRDO	1.000%	3/1/18	41,640	41,640
1 California Municipal Finance Authority Revenue
(Pomona College) TOB VRDO	1.100%	3/7/18	3,750	3,750
California Pollution Control Financing Authority
Revenue (ExxonMobil Project) VRDO	1.140%	3/1/18	6,945	6,945
California Pollution Control Financing Authority
Revenue (Pacific Gas & Electric Co.) VRDO	0.980%	3/1/18 LOC	60,200	60,200
California Pollution Control Financing Authority
Revenue (Pacific Gas & Electric Co.) VRDO	1.020%	3/1/18 LOC	134,400	134,400

California Pollution Control Financing Authority
Solid Waste Disposal Revenue (Recology Inc.
Project) VRDO	1.100%	3/7/18 LOC	33,100	33,100
1 California Public Finance Authority Revenue
(Sharp Healthcare Obligated Group) TOB
VRDO	1.100%	3/7/18	3,750	3,750
California Public Finance Authority Revenue
(Sharp Healthcare Obligated Group) VRDO	0.990%	3/7/18 LOC	30,000	30,000
California State University Institute CP	1.070%	3/6/18 LOC	10,000	10,000
California State University Institute CP	1.080%	3/6/18 LOC	10,000	10,000
California State University Institute CP	1.130%	5/2/18 LOC	3,005	3,005
California State University Institute CP	1.350%	5/3/18 LOC	8,235	8,235
California State University Institute CP	1.230%	6/5/18 LOC	10,361	10,361
California State University Institute CP	1.230%	6/5/18	3,400	3,400
1 California State University Systemwide Revenue
TOB VRDO	1.100%	3/7/18	7,160	7,160
1 California State University Systemwide Revenue
TOB VRDO	1.100%	3/7/18	5,760	5,760
1 California State University Systemwide Revenue
TOB VRDO	1.100%	3/7/18	5,640	5,640
1 California State University Systemwide Revenue
TOB VRDO	1.110%	3/7/18 (Prere.)	20,475	20,475
1 California State University Systemwide Revenue
TOB VRDO	1.120%	3/7/18 (4)	5,685	5,685
California Statewide Communities Development
Authority (St. Joseph Health System)	5.250%	7/1/18 (Prere.)	10,000	10,129
California Statewide Communities Development
Authority Multifamily Housing Revenue
(Canyon Springs Apartments Project) VRDO	1.170%	3/7/18 LOC	10,895	10,895
California Statewide Communities Development
Authority Multifamily Housing Revenue (Irvine
Apartment Communities LP) VRDO	1.050%	3/1/18 LOC	15,900	15,900
California Statewide Communities Development
Authority Multifamily Housing Revenue
(Ridgeway Apartments) VRDO	0.990%	3/7/18 LOC	26,670	26,670
California Statewide Communities Development
Authority Multifamily Housing Revenue
(Wilshire Court Project) VRDO	1.080%	3/7/18 LOC	11,900	11,900
California Statewide Communities Development
Authority Revenue (Enloe Medical Center)	6.250%	8/15/18 (Prere.)	7,000	7,158
California Statewide Communities Development
Authority Revenue (Heritage Park
Apartments) VRDO	1.080%	3/7/18 LOC	30,000	30,000
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) CP	1.180%	4/2/18	5,000	5,000
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) CP	1.270%	5/8/18	16,250	16,250
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) CP	1.200%	7/17/18	5,200	5,200
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) CP	1.300%	8/1/18	25,000	25,000
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) CP	1.250%	8/8/18	10,000	10,000
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) CP	1.250%	8/8/18	16,090	16,090
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) CP	1.240%	8/15/18	25,000	25,000

	California Statewide Communities Development
	Authority Revenue (Kaiser Permanente) CP	1.240%	8/15/18	20,000	20,000
	California Statewide Communities Development
	Authority Revenue (Kaiser Permanente)
	VRDO	1.050%	3/7/18	54,935	54,935
	California Statewide Communities Development
	Authority Revenue (Kaiser Permanente)
	VRDO	1.050%	3/7/18	18,980	18,980
	California Statewide Communities Development
	Authority Revenue (Kaiser Permanente)
	VRDO	1.120%	3/7/18	15,000	15,000
	California Statewide Communities Development
	Authority Revenue (Kaiser Permanente)
	VRDO	1.150%	3/7/18	25,800	25,800
	California Statewide Communities Development
	Authority Revenue (Scripps Health) VRDO	1.030%	3/7/18 LOC	5,995	5,995
1	California Statewide Communities Development
	Authority Revenue (St. Joseph Health
	System) TOB VRDO	1.140%	3/7/18 (Prere.)	57,233	57,232
1	California Statewide Communities Development
	Authority Revenue (Sutter Health) TOB VRDO	1.100%	3/7/18	6,270	6,270
1	California Statewide Communities Development
	Authority Revenue (Sutter Health) TOB VRDO	1.120%	3/7/18 (Prere.)	8,740	8,740
1	California Statewide Communities Development
	Authority Revenue (Trinity Health) TOB VRDO	1.100%	3/7/18	2,175	2,175
	Calleguas-Las Virgenes CA Public Financing
	Authority Revenue (Municipal Water District
	Project) VRDO	1.090%	3/7/18 LOC	4,555	4,555
	Chabot-Las Positas CA Community College
	District GO	3.000%	8/1/18	1,700	1,712
	Chaffey CA Union High School District GO	2.000%	8/1/18	1,325	1,328
	Chula Vista CA Multifamily Housing Revenue
	(Teresina Apartments) VRDO	1.100%	3/7/18 LOC	27,940	27,940
	Contra Costa CA Municipal Water District
	Revenue (Extendible) CP	1.120%	11/3/18	16,000	16,000
	Contra Costa County CA Multifamily Housing
	Revenue (Park Regency) VRDO	1.100%	3/7/18 LOC	30,000	30,000
	Corona-Norco CA Unified School District GO	5.375%	8/1/18 (Prere.)	5,000	5,086
1	Culver City CA Unified School District GO TOB
	VRDO	1.100%	3/7/18	4,435	4,435
1	Cupertino CA Union School District GO TOB
	VRDO	1.110%	3/7/18	8,870	8,870
1	Desert CA Community College District GO TOB
	VRDO	1.110%	3/7/18	6,000	6,000
1	Desert CA Community College District GO TOB
	VRDO	1.120%	3/7/18	9,295	9,295
1,2 Dublin CA Unified School District GO TOB PUT		1.120%	3/1/18	12,000	12,000
	East Bay CA Municipal Utility District Water
	System Revenue CP	1.100%	3/5/18	6,230	6,230
	East Bay CA Municipal Utility District Water
	System Revenue CP	1.130%	3/5/18	5,375	5,375
	East Bay CA Municipal Utility District Water
	System Revenue CP	1.340%	3/5/18	20,000	20,000
	East Bay CA Municipal Utility District Water
	System Revenue CP	1.080%	3/6/18	10,000	10,000
	East Bay CA Municipal Utility District Water
	System Revenue CP	1.170%	4/3/18	20,200	20,200

	East Bay CA Municipal Utility District Water
	System Revenue CP	1.160%	4/4/18	5,375	5,375
	East Bay CA Municipal Utility District Water
	System Revenue CP	1.200%	4/4/18	5,500	5,500
	East Bay CA Municipal Utility District Water
	System Revenue CP	1.200%	5/2/18	12,000	12,000
	East Bay CA Municipal Utility District Water
	System Revenue CP	1.190%	5/3/18	5,400	5,400
	East Bay CA Municipal Utility District Water
	System Revenue CP	1.190%	5/3/18	8,000	8,000
	East Bay CA Municipal Utility District Water
	System Revenue CP	1.270%	7/2/18	10,000	10,000
1	East Bay CA Municipal Utility District Water
	System Revenue TOB VRDO	1.110%	3/7/18 (Prere.)	10,445	10,445
1	Eastern California Municipal Water District
	Financing Authority Water & Wastewater
	Revenue TOB VRDO	1.100%	3/7/18	5,000	5,000
1	Eastern California Municipal Water District
	Water & Sewer COP TOB VRDO	1.100%	3/7/18 (Prere.)	1,595	1,595
	Eastern California Municipal Water District
	Water & Wastewater Revenue VRDO	1.040%	3/7/18	5,000	5,000
	Eastern California Municipal Water District
	Water & Wastewater Revenue VRDO	1.050%	3/7/18	7,000	7,000
1,2 Elk Grove CA Unified School District GO TOB
	PUT	1.120%	3/1/18	3,200	3,200
1	Elk Grove CA Unified School District GO TOB
	VRDO	1.110%	3/7/18	4,660	4,660
	Elsinore Valley CA Municipal Water District COP
	VRDO	1.030%	3/7/18 LOC	7,450	7,450
	Escondido CA Community Development
	Multifamily Revenue (Heritage Park
	Apartments) VRDO	1.080%	3/7/18 LOC	4,250	4,250
1	Hartnell CA Community College GO TOB VRDO	1.120%	3/7/18	2,500	2,500
1	Hayward CA Area Recreation & Park District GO
	TOB VRDO	1.110%	3/7/18	5,000	5,000
1,2 Huntington Beach CA City School District GO
	TOB PUT	1.120%	3/1/18	3,020	3,020
	Irvine CA Assessment District No. 97-17
	Improvement Revenue VRDO	0.960%	3/1/18 LOC	8,100	8,100
2	Irvine CA Ranch Water District Revenue PUT	1.080%	3/8/19	11,400	11,400
2	Irvine CA Ranch Water District Revenue PUT	1.080%	3/8/19	18,120	18,120
	Irvine CA Reassessment District No. 05-21
	Improvement Revenue VRDO	0.960%	3/1/18 LOC	11,100	11,100
1	Irvine Ranch CA Water District Revenue TOB
	VRDO	1.110%	3/7/18	4,160	4,160
	Kern County CA High School District GO	2.000%	8/1/18	4,600	4,614
	Livermore CA Redevelopment Agency Multi-
	Family Housing Revenue (Richards Manor)
	VRDO	1.080%	3/7/18 LOC	4,770	4,770
1	Long Beach CA Harbor Revenue TOB VRDO	1.110%	3/7/18	4,000	4,000
1	Long Beach CA Unified School District GO TOB
	VRDO	1.110%	3/7/18	21,060	21,060
1	Long Beach CA Unified School District GO TOB
	VRDO	1.110%	3/7/18	2,500	2,500
	Los Angeles CA Community College District GO	2.000%	8/1/18	50,000	50,199
	Los Angeles CA Community College District GO	2.000%	8/1/18	45,195	45,375

1 Los Angeles CA Community College District GO
TOB VRDO	1.110%	3/7/18 (Prere.)	15,940	15,940
Los Angeles CA Community Redevelopment
Agency Multifamily Housing Revenue
(Hollywood & Vine Apartments) VRDO	1.080%	3/7/18 LOC	78,900	78,900
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	1.100%	3/7/18	7,500	7,500
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	1.100%	3/7/18	3,700	3,700
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	1.110%	3/7/18	4,700	4,700
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	1.110%	3/7/18	4,660	4,660
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	1.120%	3/7/18	2,500	2,500
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	1.140%	3/7/18	1,470	1,470
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	1.140%	3/7/18	2,600	2,600
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	1.140%	3/7/18	2,360	2,360
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	1.150%	3/7/18	7,545	7,545
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	1.150%	3/7/18	6,665	6,665
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	1.150%	3/7/18	5,020	5,020
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	1.170%	3/7/18	7,980	7,980
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	1.170%	3/7/18	18,885	18,885
Los Angeles CA Department of Water & Power
Revenue	5.000%	12/1/18	3,525	3,610
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	1.100%	3/7/18	7,500	7,500
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	1.100%	3/7/18	1,150	1,150
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	1.100%	3/7/18	4,000	4,000
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	1.100%	3/7/18	12,675	12,675
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	1.100%	3/7/18	10,835	10,835
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	1.100%	3/7/18	6,200	6,200
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	1.120%	3/7/18	10,900	10,900
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	1.120%	3/7/18	3,300	3,300
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	1.120%	3/7/18	4,000	4,000
Los Angeles CA Department of Water & Power
Revenue VRDO	0.940%	3/1/18	11,400	11,400
Los Angeles CA Department of Water & Power
Revenue VRDO	0.970%	3/1/18	23,700	23,700
Los Angeles CA Department of Water & Power
Revenue VRDO	1.000%	3/7/18	50	50

	Los Angeles CA Department of Water & Power
	Revenue VRDO	1.010%	3/7/18	10,000	10,000
	Los Angeles CA GO	5.000%	6/28/18	65,505	66,343
	Los Angeles CA GO	5.000%	9/1/18	3,845	3,916
1	Los Angeles CA Harbor Department Revenue
	TOB VRDO	1.100%	3/7/18 (Prere.)	8,150	8,150
1	Los Angeles CA Harbor Department Revenue
	TOB VRDO	1.170%	3/7/18	2,220	2,220
	Los Angeles CA Multifamily Housing Revenue
	(Queen Portfolio Apartments Project) VRDO	1.090%	3/7/18 LOC	6,050	6,050
	Los Angeles CA Multifamily Housing Revenue
	(San Regis Project) VRDO	1.150%	3/7/18 LOC	23,600	23,600
	Los Angeles CA Municipal Improvement Corp.
	Lease Revenue CP	1.300%	6/5/18 LOC	7,000	7,000
	Los Angeles CA Municipal Improvement Corp.
	Lease Revenue CP	1.300%	6/5/18 LOC	11,000	11,000
1	Los Angeles CA Unified School District GO TOB
	VRDO	1.100%	3/7/18	10,000	10,000
1	Los Angeles CA Unified School District GO TOB
	VRDO	1.100%	3/7/18	6,665	6,665
	Los Angeles County CA Capital Asset Leasing
	Corp. CP	1.080%	3/2/18 LOC	5,000	5,000
	Los Angeles County CA Capital Asset Leasing
	Corp. CP	1.070%	3/5/18 LOC	8,290	8,290
	Los Angeles County CA Capital Asset Leasing
	Corp. CP	1.090%	3/5/18 LOC	5,200	5,200
1	Los Angeles County Metropolitan Transportation
	Authority Revenue TOB VRDO	1.100%	3/7/18	2,000	2,000
	Los Angeles County CA TRAN	5.000%	6/29/18	34,000	34,428
1	Los Angeles County CA Unified School District
	GO TOB VRDO	1.100%	3/7/18	4,955	4,955
	Los Angeles Metro Trans Tax Revenue CP	1.280%	4/11/18 LOC	3,967	3,967
1	Madera CA Unified School District GO TOB
	VRDO	1.110%	3/7/18	6,400	6,400
1	Marin CA Healthcare District GO TOB VRDO	1.100%	3/7/18	16,000	16,000
1	Marin CA Water District Financing Authority
	Revenue TOB VRDO	1.120%	3/7/18	6,105	6,105
	Metropolitan Water District of Southern
	California Revenue VRDO	1.010%	3/7/18	24,645	24,645
	Metropolitan Water District of Southern
	California Revenue VRDO	1.020%	3/7/18	14,020	14,020
	Modesto CA Multifamily Housing Revenue
	(Westdale Commons Apartments) VRDO	0.960%	3/7/18 LOC	3,700	3,700
	Modesto CA Water Revenue VRDO	1.000%	3/7/18 LOC	9,760	9,760
	Morgan Hill CA Unified School District GO	3.000%	8/1/18	900	906
1	Morgan Hill CA Unified School District GO TOB
	VRDO	1.120%	3/7/18	5,110	5,110
1	Mountain View-Whisman CA School District GO
	TOB VRDO	1.110%	3/7/18	4,800	4,800
1,2 Newhall CA School District GO TOB PUT		1.240%	3/29/18	3,400	3,400
1	Nuveen California AMT-Free Quality Municipal
	Income Fund VRDP VRDO	1.140%	3/7/18 LOC	55,500	55,500
1	Nuveen California AMT-Free Quality Municipal
	Income Fund VRDP VRDO	1.140%	3/7/18 LOC	40,000	40,000
1	Nuveen California AMT-Free Quality Municipal
	Income Fund VRDP VRDO	1.160%	3/7/18 LOC	16,200	16,200

1	Nuveen California Dividend Advantage
	Municipal Fund VRDP VRDO	1.240%	3/7/18 LOC	9,100	9,100
1	Nuveen California Dividend Advantage
	Municipal Fund VRDP VRDO	1.240%	3/7/18 LOC	13,600	13,600
1	Nuveen California Dividend Advantage
	Municipal Fund VRDP VRDO	1.240%	3/7/18 LOC	1,000	1,000
1	Nuveen California Dividend Advantage
	Municipal Fund VRDP VRDO	1.240%	3/7/18 LOC	34,000	34,000
1,2 Oakland CA GO TOB PUT		1.120%	3/1/18	2,495	2,495
	Oceanside CA Multifamily Housing Revenue
	(Shadow Way Apartments Project) VRDO	1.090%	3/7/18 LOC	7,425	7,425
	Orange County CA Apartment Development
	Revenue VRDO	0.990%	3/7/18 LOC	9,550	9,550
1	Palomar CA Community College District GO
	TOB VRDO	1.110%	3/7/18	6,400	6,400
	Pasadena CA COP VRDO	1.070%	3/7/18 LOC	11,400	11,400
	Pleasanton CA Unified School District GO	2.000%	8/1/18	1,000	1,003
1	Regents of the University of California Revenue
	TOB VRDO	1.100%	3/7/18	5,125	5,125
1	Regents of the University of California Revenue
	TOB VRDO	1.110%	3/7/18 (Prere.)	25,293	25,293
1	Regents of the University of California Revenue
	TOB VRDO	1.120%	3/7/18	4,109	4,109
	Riverside CA COP VRDO	1.070%	3/7/18 LOC	30,100	30,100
1	Riverside CA Electric Revenue TOB VRDO	1.120%	3/7/18	9,700	9,700
	Riverside County CA Teeter Revenue	3.000%	10/25/18	13,000	13,172
1	Sacramento CA Area Flood Control Agency
	Special Assessment Revenue TOB VRDO	1.100%	3/7/18	10,000	10,000
1	Sacramento CA Area Flood Control Agency
	Special Assessment Revenue TOB VRDO	1.100%	3/7/18	6,000	6,000
	Sacramento CA Housing Authority Multifamily
	Housing Revenue AMT VRDO	1.080%	3/7/18 LOC	14,270	14,270
	Sacramento CA Municipal Utility District
	Revenue CP	1.090%	3/2/18 LOC	13,000	13,000
	Sacramento CA Municipal Utility District
	Revenue CP	1.090%	3/5/18 LOC	35,000	35,000
	Sacramento CA Municipal Utility District
	Revenue CP	1.290%	4/12/18 LOC	25,000	25,000
	Sacramento CA Municipal Utility District
	Revenue CP	1.190%	5/3/18 LOC	15,000	15,000
	Sacramento CA Transportation Authority Sales
	Tax Revenue VRDO	1.010%	3/7/18	86,100	86,100
	Sacramento County CA Multifamily Housing
	Revenue (River Pointe Apartments) VRDO	1.080%	3/7/18 LOC	9,700	9,700
	Sacramento County CA Sanitation Districts
	Financing Authority Revenue VRDO	0.940%	3/7/18 LOC	3,670	3,670
1	San Bernardino CA Community College District
	GO TOB VRDO	1.120%	3/7/18	4,620	4,620
1	San Bernardino County CA Transportation
	Authority Revenue TOB VRDO	1.100%	3/7/18	12,100	12,100
	San Diego CA Community College District GO	5.000%	8/1/18	1,400	1,422
1	San Diego CA Community College District GO
	TOB VRDO	1.110%	3/7/18 (Prere.)	6,445	6,445
1	San Diego CA Community College District GO
	TOB VRDO	1.140%	3/7/18 (Prere.)	3,490	3,490

San Diego CA Housing Authority Multifamily
Housing Revenue (Bay Vista Apartments
Project) VRDO	1.080%	3/7/18 LOC	24,190	24,190
1 San Diego CA Public Facilities Financing
Authority Sewer Revenue TOB VRDO	1.120%	3/7/18 (Prere.)	4,210	4,210
1 San Diego CA Public Facilities Financing
Authority Water Revenue TOB VRDO	1.100%	3/7/18 (Prere.)	3,800	3,800
San Diego CA Unified School District GO	3.000%	6/29/18	1,500	1,509
1 San Diego CA Unified School District GO TOB
VRDO	1.110%	3/7/18	2,500	2,500
San Diego County CA Regional Transportation
Authority Sales Tax Revenue VRDO	1.050%	3/7/18	43,100	43,100
1 San Diego County CA Regional Transportation
Commission Sales Tax Revenue TOB VRDO	1.100%	3/7/18	4,445	4,445
San Diego County CA Regional Transportation
Commission Sales Tax Revenue VRDO	0.970%	3/7/18	4,500	4,500
San Diego County CA Regional Transportation
Commission Sales Tax Revenue VRDO	1.000%	3/7/18	59,230	59,230
San Diego County CA Water Authority Revenue
(Extendible) CP	1.340%	11/3/18	17,500	17,500
San Diego County CA Water Authority Revenue
(Extendible) CP	1.110%	11/12/18	12,500	12,500
1 San Diego County CA Water Authority Revenue
COP TOB VRDO	1.100%	3/7/18 (Prere.)	10,100	10,100
San Diego County CA Water Authority Revenue
CP	1.100%	3/8/18	5,000	5,000
San Diego County CA Water Authority Revenue
CP	1.060%	3/22/18	15,000	15,000
San Diego County CA Water Authority Revenue
CP	1.300%	7/2/18	9,050	9,050
San Diego Public Facilities CP	1.030%	4/5/18 LOC	20,128	20,128
San Diego Public Facilities CP	1.280%	8/2/18	8,779	8,779
San Diego Public Facilities CP	1.250%	8/7/18	4,000	4,000
1 San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue TOB VRDO	1.100%	3/7/18	3,750	3,750
San Francisco CA City & County Finance Corp.
Lease Revenue (Moscone Center Expansion)
VRDO	1.000%	3/7/18 LOC	9,815	9,815
1 San Francisco CA City & County GO TOB
VRDO	1.100%	3/7/18	11,450	11,450
San Francisco CA City & County International
Airport Revenue CP	1.000%	3/7/18 LOC	12,500	12,500
San Francisco CA City & County International
Airport Revenue CP	1.120%	4/10/18 LOC	14,000	14,000
San Francisco CA City & County International
Airport Revenue CP	1.310%	5/16/18 LOC	20,000	20,000
San Francisco CA City & County International
Airport Revenue CP	1.310%	5/17/18 LOC	20,525	20,525
San Francisco CA City & County International
Airport Revenue CP	1.250%	5/18/18 LOC	29,475	29,475
San Francisco CA City & County International
Airport Revenue VRDO	0.980%	3/7/18 LOC	28,800	28,800
San Francisco CA City & County International
Airport Revenue VRDO	1.030%	3/7/18 LOC	14,945	14,945
San Francisco CA City & County Lease
Revenue CP	1.150%	4/6/18	17,055	17,055

San Francisco CA City & County Multifamily
Housing Revenue (City Heights Apartments)
VRDO	1.130%	3/7/18 LOC	11,700	11,700
San Francisco CA City & County Multifamily
Housing Revenue (1601 Mariposa
Apartments) VRDO	1.050%	3/7/18 LOC	2,160	2,160
San Francisco CA City & County Public Utilities
Commission Sewer Revenue CP	1.130%	4/5/18	20,629	20,629
San Francisco CA City & County Public Utilities
Commission Water Revenue	3.000%	11/1/18	1,195	1,208
1 San Francisco CA City & County Public Utilities
Commission Water Revenue TOB VRDO	1.100%	3/7/18	3,330	3,330
1 San Francisco CA City & County Public Utilities
Commission Water Revenue TOB VRDO	1.100%	3/7/18 (Prere.)	47,850	47,850
San Francisco CA City & County
Redevelopment Agency Multifamily Housing
Revenue (Third & Mission Streets) VRDO	1.130%	3/7/18 LOC	47,850	47,850
San Francisco CA City & County Unified School
District GO	5.000%	6/15/18	8,580	8,676
San Francisco CA Public Utilities Commission
CP	1.130%	4/5/18 LOC	11,098	11,098
1 San Joaquin Delta CA Community College
District GO TOB VRDO	1.190%	3/7/18	4,835	4,835
San Jose CA Multifamily Housing Revenue
(Cinnabar Commons) VRDO	1.080%	3/7/18 LOC	15,000	15,000
1 San Jose CA Unified School District Santa Clara
County GO TOB VRDO	1.170%	3/7/18	7,310	7,310
1 San Jose Unified School District GO TOB
VRDO	1.100%	3/7/18	1,920	1,920
San Jose-Evergreen CA Community College
District GO	5.000%	9/1/18	6,055	6,170
San Juan CA Unified School District GO	2.000%	8/1/18	1,350	1,354
1 San Luis Obispo County CA Financing Authority
Revenue (Nacimiento Water Project) TOB
VRDO	1.120%	3/7/18 (13)	1,185	1,185
Santa Clara CA Electric Revenue VRDO	1.050%	3/7/18 LOC	2,850	2,850
1 Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)
TOB VRDO	1.130%	3/7/18 (Prere.)	7,500	7,500
Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)
VRDO	0.940%	3/7/18 LOC	4,020	4,020
Santa Clara Valley CA Transportation Authority
Sales Tax Revenue VRDO	1.050%	3/7/18	15,200	15,200
1 Santa Monica CA Community College District
GO TOB VRDO	1.110%	3/7/18	1,200	1,200
1 Solano County CA Community College District
GO TOB VRDO	1.110%	3/7/18	3,000	3,000
State Center California Community College
District GO	2.000%	8/1/18	1,800	1,805
Turlock CA Irrigation District Revenue CP	0.990%	3/8/18 LOC	22,000	22,000
Turlock CA Irrigation District Revenue CP	1.330%	4/5/18 LOC	4,443	4,443
Turlock CA Irrigation District Revenue CP	1.240%	8/9/18	10,000	10,000
University of California Regents CP	1.370%	3/1/18	10,050	10,050
University of California Regents CP	1.110%	3/6/18	15,000	15,000
University of California Regents CP	1.100%	3/13/18	26,500	26,500
University of California Regents CP	1.320%	4/4/18	12,500	12,500

University of California Regents CP	1.270%	5/2/18	10,000	10,000
University of California Regents CP	1.180%	6/5/18	20,000	20,000
1 University of California Revenue TOB VRDO	1.100%	3/7/18	2,675	2,675
1 University of California Revenue TOB VRDO	1.100%	3/7/18	5,000	5,000
1 University of California Revenue TOB VRDO	1.100%	3/7/18	3,040	3,040
University of California Revenue VRDO	1.000%	3/7/18	71,150	71,150
University of California Revenue VRDO	1.050%	3/7/18	46,725	46,725
Total Tax-Exempt Municipal Bonds (Cost $4,514,669)				4,514,669
Other Assets and Liabilities-Net (0.8%)				34,361
Net Assets (100%)				4,549,030

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2018, the aggregate value of these securities was $1,026,229,000, representing 22.6% of net assets.
2 Adjustable-rate security based upon SIFMA Municipal Swap Index Yield plus spread.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).

California Municipal Money Market Fund

(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
(19) TPSF (Texas Permanent School Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At February 28, 2018, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard California Long-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of February 28, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.3%)
California (99.2%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	5.000%	7/1/42	1,000	1,064
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Eskaton Properties Inc.
Obligated Group)	5.000%	11/15/35	3,250	3,505
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/37	7,565	8,288
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/43	15,830	17,359
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/32 (4)	1,000	1,155
Alameda CA Community Improvement
Commission Successor Agency Tax
Allocation Revenue	5.000%	9/1/29 (15)	1,500	1,716
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/30 (2)	30,375	18,274
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/35	1,000	1,117
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/36	1,000	1,115
Alameda CA Corridor Transportation Authority
Revenue	4.000%	10/1/37 (4)	1,850	1,911
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/37	6,700	7,455
Alameda County CA Unified School District GO	0.000%	8/1/24 (4)	3,510	2,972
Alameda County CA Unified School District GO	0.000%	8/1/29 (4)	5,000	3,437
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/21 (Prere.)	950	1,058
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/36	3,795	4,211
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/41	1,275	1,394
Anaheim CA Housing & Public Improvements
Authority Revenue (Water System Project)	5.000%	10/1/41	2,250	2,474
Anaheim CA Housing & Public Improvements
Authority Revenue (Water System Project)	5.000%	10/1/46	3,255	3,571
Anaheim CA Public Financing Authority
Revenue (Electric System)	4.000%	10/1/31	5,080	5,367
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.625%	4/1/19 (Prere.)	10,000	10,459
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/23 (Prere.)	125	144
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/23 (Prere.)	4,000	4,594

Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/23 (Prere.)	4,025	4,622
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.250%	4/1/23 (Prere.)	2,350	2,727
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/30	5,020	5,487
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/31	8,010	8,676
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/33	5,000	5,354
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/47	5,000	5,189
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/49	1,000	1,035
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	10/1/54	25,260	28,033
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/56	20,000	22,399
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.125%	4/1/25	1,500	1,457
Beverly Hills CA Unified School District GO	4.000%	8/1/40	5,000	5,263
Brentwood CA Infrastructure Financing Authority
Revenue	5.000%	9/2/28 (4)	2,130	2,439
Cabrillo CA Community College District
Revenue	0.000%	5/1/26 (2)	9,000	6,475
California County CA Tobacco Securitization
Agency Revenue	5.450%	6/1/28	7,500	7,608
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/24 (Prere.)	25	29
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/28	2,520	3,021
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/29	6,475	7,597
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/31	3,515	4,220
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/33	2,095	2,470
California Educational Facilities Authority
Revenue (Claremont McKenna College)	5.000%	1/1/28	1,275	1,503
California Educational Facilities Authority
Revenue (Claremont McKenna College)	5.000%	1/1/29	1,000	1,171
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/39	10,000	10,360
California Educational Facilities Authority
Revenue (College of Arts & Crafts)	6.875%	6/1/19	1,190	1,265
California Educational Facilities Authority
Revenue (College of Arts)	5.250%	6/1/30	1,125	1,236
California Educational Facilities Authority
Revenue (Occidental College)	5.000%	10/1/37	1,130	1,275
California Educational Facilities Authority
Revenue (Occidental College)	5.000%	10/1/45	1,425	1,589

California Educational Facilities Authority
Revenue (Pepperdine College)	5.000%	9/1/22 (Prere.)	1,775	2,011
California Educational Facilities Authority
Revenue (Pepperdine College)	5.000%	9/1/33	1,225	1,368
California Educational Facilities Authority
Revenue (Pepperdine College)	5.000%	12/1/39	2,000	2,271
California Educational Facilities Authority
Revenue (Pepperdine College)	5.000%	9/1/45	5,000	5,582
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/39	5,880	6,661
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/45	6,500	7,275
California Educational Facilities Authority
Revenue (Stanford University)	5.000%	3/15/26	40	48
California Educational Facilities Authority
Revenue (Stanford University)	5.250%	4/1/40	6,425	8,355
California Educational Facilities Authority
Revenue (Stanford University)	5.000%	6/1/43	3,790	4,842
California Educational Facilities Authority
Revenue (Stanford University)	5.000%	5/1/45	4,000	5,146
California Educational Facilities Authority
Revenue (Stanford University)	5.000%	6/1/46	9,000	11,620
California Educational Facilities Authority
Revenue (University of San Francisco)	6.125%	10/1/21 (Prere.)	610	702
California Educational Facilities Authority
Revenue (University of San Francisco)	6.125%	10/1/36	640	734
California Educational Facilities Authority
Revenue (University of Southern California)	5.250%	10/1/18 (Prere.)	3,420	3,500
2 California Educational Facilities Authority
Revenue (University of Southern California)
TOB VRDO	1.120%	3/7/18	7,388	7,388
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/30	3,225	3,647
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/36	3,235	3,602
California GO	5.250%	3/1/18 (Prere.)	5,335	5,335
California GO	5.250%	3/1/18 (Prere.)	2,215	2,215
California GO	5.250%	3/1/18 (Prere.)	450	450
California GO	5.125%	4/1/18 (Prere.)	3,050	3,060
California GO	5.125%	4/1/18 (Prere.)	5,450	5,468
California GO	5.250%	8/1/18 (Prere.)	5,115	5,201
California GO	6.000%	8/1/19 (14)	140	143
California GO	5.000%	4/1/20	1,460	1,516
California GO	5.000%	9/1/20	5,000	5,424
California GO	5.000%	9/1/21	11,000	12,227
California GO	5.000%	11/1/23	7,000	8,111
California GO	5.000%	5/1/24	3,000	3,495
California GO	5.000%	11/1/24	6,670	7,835
California GO	5.000%	3/1/25	7,000	7,465
California GO	5.000%	3/1/27	10,000	11,708
California GO	3.500%	8/1/27	9,000	9,711
California GO	5.250%	10/1/27	5,000	5,597
California GO	5.100%	11/1/27	1,475	1,615
California GO	5.000%	3/1/28	10,000	11,666
California GO	5.000%	8/1/28	6,420	7,578
California GO	5.000%	8/1/28	2,875	3,376
California GO	4.000%	9/1/28	6,000	6,532

California GO	5.000%	9/1/28	5,930	7,004
California GO	5.000%	10/1/29	1,400	1,476
California GO	5.250%	10/1/29	4,700	4,975
California GO	5.250%	3/1/30	10,000	10,719
California GO	4.500%	8/1/30	15	15
California GO	5.000%	8/1/30	3,225	3,767
California GO	5.000%	8/1/30	5,510	6,492
California GO	5.250%	9/1/30	6,000	6,709
California GO	5.750%	4/1/31	15,875	16,597
California GO	5.000%	8/1/31	9,460	10,996
California GO	5.000%	8/1/31	14,040	16,491
California GO	5.000%	9/1/31	8,390	9,763
California GO	5.000%	9/1/31	1,800	1,987
California GO	5.000%	10/1/31	4,500	5,161
California GO	5.000%	11/1/31	5,000	5,888
California GO	4.000%	8/1/32	10,000	10,647
California GO	4.000%	9/1/32	7,500	7,989
California GO	5.000%	9/1/32	2,775	3,218
California GO	5.000%	9/1/32	1,045	1,152
California GO	5.000%	10/1/32	8,790	10,064
California GO	5.000%	2/1/33	2,615	2,922
California GO	6.000%	3/1/33	7,000	7,600
California GO	6.500%	4/1/33	33,000	34,795
California GO	5.000%	8/1/33	5,000	5,771
California GO	5.000%	8/1/33	2,635	3,000
California GO	5.000%	10/1/33	4,000	4,567
California GO	5.250%	4/1/35	5,000	5,619
California GO	4.000%	8/1/35	10,000	10,541
California GO	4.000%	9/1/35	9,575	10,097
California GO	5.000%	11/1/35	3,750	4,361
California GO	6.000%	11/1/35	5,000	5,372
California GO	4.000%	8/1/36	10,000	10,518
California GO	5.000%	9/1/36	8,500	9,487
California GO	5.000%	4/1/37	5,000	5,580
California GO	6.000%	4/1/38	21,190	22,196
California GO	5.250%	8/1/38	4,885	4,962
California GO	5.000%	10/1/39	7,615	8,650
California GO	5.500%	11/1/39	3,690	3,925
California GO	6.000%	11/1/39	2,700	2,894
California GO	5.500%	3/1/40	11,500	12,338
California GO	5.000%	10/1/41	5,000	5,507
California GO	5.000%	4/1/42	2,000	2,190
California GO	5.000%	9/1/42	8,515	9,423
California GO	5.000%	2/1/43	6,265	6,927
California GO	5.000%	4/1/43	6,500	7,208
California GO	5.000%	11/1/43	12,425	13,923
California GO	5.000%	12/1/43	5,335	5,987
California GO	5.000%	5/1/44	5,000	5,619
California GO	5.000%	8/1/45	11,735	13,301
California GO	5.000%	8/1/46	10,000	11,318
California GO	5.000%	11/1/47	2,000	2,295
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/25	3,000	3,364
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/33	1,300	1,352
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/39	10,000	10,227

California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	6.000%	7/1/19 (Prere.)	5,000	5,297
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.625%	7/1/25	5,000	5,238
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/27	2,500	2,718
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/41	9,000	9,616
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/27	5,000	5,940
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/30	2,000	2,362
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/32	5,000	5,798
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/35	5,000	5,727
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	4.000%	8/15/39	5,000	5,193
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/29	3,500	3,824
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	8/15/42	7,500	8,367
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County)	6.500%	11/1/38	3,000	3,244
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County)	5.250%	11/1/41	4,025	4,446
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/37	2,000	2,201
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/42	5,000	5,492
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/32	4,275	4,756
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/35	7,815	8,662
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/39	4,465	4,924
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/26	2,740	3,152
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/27	1,840	2,101
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/40	6,000	6,584
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/47	7,000	7,805
California Health Facilities Financing Authority
Revenue (Kaiser Permanente)	5.000%	11/1/27	7,080	8,645
California Health Facilities Financing Authority
Revenue (Kaiser Permanente)	4.000%	11/1/44	14,000	14,350
California Health Facilities Financing Authority
Revenue (Kaiser Permanente)	5.000%	11/1/47	16,800	21,318
California Health Facilities Financing Authority
Revenue (Kaiser Permanente)	4.000%	11/1/51	4,000	4,077
2,3 California Health Facilities Financing Authority
Revenue (Kaiser Permanente) TOB VRDO	1.110%	3/7/18	21,700	21,700

California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/43	5,300	5,834
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/55	7,000	7,822
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	11/15/56	12,000	13,512
California Health Facilities Financing Authority
Revenue (Marshall Medical Center)	5.000%	11/1/29	1,000	1,139
California Health Facilities Financing Authority
Revenue (Marshall Medical Center)	5.000%	11/1/33	1,100	1,244
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/25	2,750	3,073
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/26	5,000	5,609
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/33	2,500	2,767
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/34	645	730
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/39	1,600	1,790
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/44	1,500	1,669
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	6.500%	10/1/18 (Prere.)	2,000	2,060
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/29	2,390	2,737
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/38	6,025	6,826
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.500%	10/1/39	6,500	6,848
California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group)	4.000%	10/1/47	10,015	10,168
California Health Facilities Financing Authority
Revenue (Rady Children's Hospital)	5.500%	8/15/33	3,920	4,329
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	11/15/40	8,000	8,795
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.750%	7/1/39	7,000	7,374
California Health Facilities Financing Authority
Revenue (Stanford Health Care Obligated
Group)	5.000%	11/15/29	5,060	6,052
California Health Facilities Financing Authority
Revenue (Stanford Health Care Obligated
Group)	4.000%	11/15/40	10,000	10,362
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	8/15/42	5,000	5,510
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	8/15/51	5,000	5,507
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	8/15/54	2,000	2,201

California Health Facilities Financing Authority
Revenue (Sutter Health)	5.875%	8/15/31	4,000	4,388
California Health Facilities Financing Authority
Revenue (Sutter Health)	4.000%	8/15/40	6,500	6,681
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/43	9,000	10,117
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/46	26,000	29,151
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/46	22,000	24,763
2 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	1.100%	3/7/18	6,000	6,000
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/28	3,420	4,061
3 California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/28	5,000	6,096
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/29	3,445	4,109
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/33	3,025	3,560
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/34	5,000	5,818
California Infrastructure & Economic
Development Bank Revenue (Academy of
Motion Picture Arts & Sciences Obligated
Group)	5.000%	11/1/30	2,000	2,282
California Infrastructure & Economic
Development Bank Revenue (Academy of
Motion Picture Arts & Sciences Obligated
Group)	5.000%	11/1/41	6,100	6,798
California Infrastructure & Economic
Development Bank Revenue (Pacific Gas &
Electric Co.) VRDO	0.970%	3/1/18 LOC	6,400	6,400
California Infrastructure & Economic
Development Bank Revenue (Sanford
Consortium for Regenerative Medicine)	4.000%	5/15/40	5,415	5,591
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/28	1,220	1,432
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/29	1,290	1,506
California Infrastructure & Economic
Development Bank Revenue (University of
California)	5.000%	5/15/47	5,000	5,750
California Infrastructure & Economic
Development Bank Revenue (University of
California)	5.000%	5/15/52	5,000	5,726
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.500%	2/1/19 (Prere.)	11,000	11,415
California Municipal Finance Authority Mobile
Home Park Revenue (Caritas Affordable
Housing Inc. Projects)	4.000%	8/15/42	1,000	1,006
California Municipal Finance Authority Recovery
Zone Revenue (Chevron USA Inc. Project)
VRDO	1.000%	3/1/18	7,300	7,300

California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/23	1,275	1,475
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/33	2,120	2,444
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/34	1,340	1,539
California Municipal Finance Authority Revenue
(Anaheim Water System Project Revenue)	4.000%	10/1/34	4,560	4,781
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/35	2,000	2,183
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/41	4,000	4,267
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/33	625	723
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/38	1,255	1,368
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/42	2,500	2,719
California Municipal Finance Authority Revenue
(Channing House Project)	5.000%	5/15/47	3,500	3,987
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/28	1,800	2,074
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/31	2,370	2,683
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/40	5,000	5,454
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/47	9,200	9,981
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/32	750	857
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/34	1,750	1,983
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/37	1,800	2,024
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/42	2,500	2,790
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/42	5,250	5,859
California Municipal Finance Authority Revenue
(Institute on Aging Project)	5.000%	8/15/37	930	1,063
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/35	690	751
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.250%	11/1/41	5,000	5,469
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/44	1,800	1,936
California Municipal Finance Authority Revenue
(Pomona College)	5.000%	1/1/48	5,250	6,075
California Municipal Finance Authority Revenue
(Retirement Housing Foundation Obligated
Group)	5.000%	11/15/29	390	466

California Municipal Finance Authority Revenue
(Retirement Housing Foundation Obligated
Group)	5.000%	11/15/30	275	330
California Municipal Finance Authority Revenue
(Retirement Housing Foundation Obligated
Group)	5.000%	11/15/31	2,160	2,610
California Municipal Finance Authority Revenue
(Retirement Housing Foundation Obligated
Group)	5.000%	11/15/32	1,775	2,152
California Municipal Finance Authority Revenue
(University of La Verne)	5.250%	6/1/20 (ETM)	2,420	2,622
California Municipal Finance Authority Student
Housing Revenue (Bowles Hall Foundation)	5.000%	6/1/50	2,580	2,778
California Municipal Finance Authority Water
Revenue (San Bernardino Municipal Water
Department)	5.000%	8/1/46 (15)	7,500	8,366
California Pollution Control Financing Authority
Revenue (Pacific Gas & Electric Co.) VRDO	0.980%	3/1/18 LOC	29,925	29,925
California Pollution Control Financing Authority
Water Furnishing Revenue (San Diego
County Water Authority Desalination Project
Pipeline)	5.000%	11/21/45	1,480	1,507
California Public Finance Authority Revenue
(Sharp Healthcare Obligated Group)	5.000%	8/1/47	5,000	5,682
California Public Works Board Lease Revenue
(Department of Corrections)	4.500%	9/1/35	4,000	4,298
California Public Works Board Lease Revenue
(Department of General Services)	6.000%	4/1/19 (Prere.)	6,000	6,300
California Public Works Board Lease Revenue
(Department of General Services)	6.250%	4/1/19 (Prere.)	8,250	8,684
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/29	2,500	2,811
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/34	1,300	1,447
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/38	3,470	3,841
California Public Works Board Lease Revenue
(Office of Emergency Services)	5.000%	4/1/31	1,000	1,169
California Public Works Board Lease Revenue
(Riverside Campus)	5.000%	4/1/31	2,500	2,923
California Public Works Board Lease Revenue
(Various Capital Projects)	6.250%	11/1/19 (Prere.)	5,000	5,395
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/23	4,180	4,700
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/26	5,000	5,653
California Public Works Board Lease Revenue
(Various Capital Projects)	4.000%	11/1/30	6,000	6,422
California Public Works Board Lease Revenue
(Various Capital Projects)	4.000%	4/1/33	2,220	2,342
California Public Works Board Lease Revenue
(Various Capital Projects)	5.500%	11/1/33	2,330	2,694
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/37	5,000	5,575
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	9/1/39	3,000	3,354
California State University Systemwide Revenue	5.250%	5/1/19 (Prere.)	3,280	3,428

California State University Systemwide Revenue	5.000%	11/1/30	10,650	12,570
California State University Systemwide Revenue	5.000%	11/1/30	2,500	2,933
California State University Systemwide Revenue	5.000%	11/1/31	7,000	8,128
California State University Systemwide Revenue	5.000%	11/1/31	5,150	6,054
California State University Systemwide Revenue	5.000%	11/1/32	7,000	8,110
California State University Systemwide Revenue	5.000%	11/1/32	6,535	7,656
California State University Systemwide Revenue	4.000%	11/1/37	1,875	1,960
California State University Systemwide Revenue	5.000%	11/1/37	10,000	10,991
California State University Systemwide Revenue	5.000%	11/1/37	3,750	4,185
California State University Systemwide Revenue	4.000%	11/1/38	1,385	1,446
California State University Systemwide Revenue	5.000%	11/1/38	4,040	4,637
California State University Systemwide Revenue	5.000%	11/1/42	1,355	1,483
California State University Systemwide Revenue	5.000%	11/1/43	1,810	2,061
California State University Systemwide Revenue	5.000%	11/1/47	5,720	6,493
California State University Systemwide Revenue	5.000%	11/1/47	8,620	9,792
California State University Systemwide Revenue
PUT	3.000%	11/1/19	7,000	7,114
California Statewide Communities Development
Authority Revenue (899 Charleston Project)	5.250%	11/1/44	1,000	1,059
California Statewide Communities Development
Authority Revenue (899 Charleston Project)	5.375%	11/1/49	2,300	2,453
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/27	2,000	2,330
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/31	4,745	5,402
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/45	4,315	4,723
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/29 (4)	940	1,066
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/44 (4)	5,500	6,110
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/49 (4)	1,000	1,107
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/39	310	342
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/40	7,200	7,579
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/43	13,705	15,062
California Statewide Communities Development
Authority Revenue (Covenant Retirement
Communities Inc.)	5.625%	12/1/36	4,000	4,550
California Statewide Communities Development
Authority Revenue (Daughters of Charity
Health System)	5.750%	7/1/30	5,000	5,002
California Statewide Communities Development
Authority Revenue (Daughters of Charity
Health System)	5.750%	7/1/35	1,515	1,515

California Statewide Communities Development
Authority Revenue (Episcopal Communities &
Services)	5.000%	5/15/42	2,500	2,695
California Statewide Communities Development
Authority Revenue (Episcopal Communities &
Services)	5.000%	5/15/47	2,000	2,146
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/44	5,800	6,373
California Statewide Communities Development
Authority Revenue (John Muir Health)	5.000%	8/15/46	1,500	1,669
California Statewide Communities Development
Authority Revenue (John Muir Health)	5.000%	8/15/51	3,000	3,315
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	4/1/42	15,465	16,912
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)
VRDO	1.050%	3/7/18	15,100	15,100
California Statewide Communities Development
Authority Revenue (Redlands Community
Hospital)	5.000%	10/1/46	1,600	1,746
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	5/15/18 (Prere.)	4,250	4,283
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.250%	8/15/31	2,500	2,778
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	8/15/32	11,000	12,160
California Statewide Communities Development
Authority Revenue (The Culinary Institute of
America Project)	5.000%	7/1/41	800	881
California Statewide Communities Development
Authority Revenue (Trinity Health)	5.000%	12/1/41	11,025	12,117
California Statewide Communities Development
Authority Senior Living Revenue (Southern
California Presbyterian Homes)	7.250%	11/15/41	3,000	3,242
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/29	2,000	2,284
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/30	3,500	3,978
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/32	2,500	2,817
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/40	4,445	4,930
Carlsbad CA Unified School District GO	4.000%	5/1/32	575	622
Carlsbad CA Unified School District GO	4.000%	5/1/33	685	737
Carlsbad CA Unified School District GO	4.000%	5/1/34	690	736
Centinela Valley CA Union High School District
GO	6.000%	8/1/23 (Prere.)	3,000	3,623

Centinela Valley CA Union High School District
GO	4.000%	8/1/50 (4)	3,000	3,075
Central School District San Bernardino
California GO	5.000%	8/1/47	3,000	3,391
Ceres CA Unified School District GO	5.000%	8/1/51 (15)	5,000	5,644
Cerritos CA Community College District GO	4.000%	8/1/33	2,135	2,231
Cerritos CA Community College District GO	0.000%	8/1/34	4,000	2,191
Cerritos CA Community College District GO	0.000%	8/1/35	1,730	903
Cerritos CA Community College District GO	5.000%	8/1/38	7,000	7,776
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/30	3,500	3,984
Chabot-Las Positas CA Community College
District GO	4.000%	8/1/47	1,010	1,038
Charter Oak CA Unified School District GO	5.000%	8/1/31 (4)	1,380	1,568
Charter Oak CA Unified School District GO	5.000%	8/1/33 (4)	1,755	1,978
Chula Vista CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	4.000%	10/1/25	2,130	2,346
Chula Vista CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	4.000%	10/1/26	1,175	1,296
Citrus CA Community College District GO	0.000%	8/1/36	1,810	1,579
Citrus CA Community College District GO	0.000%	8/1/37	2,475	2,152
Citrus CA Community College District GO	0.000%	8/1/38	2,150	1,867
Clovis CA Wastewater System Revenue	5.000%	8/1/38 (15)	1,220	1,398
Colton CA Joint Unified School District GO	5.000%	8/1/27 (4)	2,535	2,897
Conejo Valley CA Unified School District GO	0.000%	8/1/29 (4)	2,000	1,286
Conejo Valley CA Unified School District GO	0.000%	8/1/30 (4)	1,865	1,130
Contra Costa CA Community College District
GO	5.000%	8/1/38	3,600	4,041
Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/28	995	1,203
Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/29	1,335	1,604
Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/34	1,970	2,224
Cotati-Rohnert Park CA Unified School District
GO	5.000%	8/1/44 (4)	3,000	3,320
2 Cotati-Rohnert Park CA Unified School District
GO TOB VRDO	1.190%	3/7/18 (15)	3,505	3,505
Cupertino CA Union School District GO	5.000%	8/1/36	3,000	3,415
Del Mar CA Race Track Authority Revenue	5.000%	10/1/38	1,500	1,502
Dublin CA Community Facilities District
Improvement Area No. 1 Special Tax
Revenue (Dublin Crossing)	5.000%	9/1/37	1,150	1,277
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/30	1,500	1,736
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/30	3,305	3,826
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/45	8,315	9,627
East Bay CA Regional Park District GO	5.000%	9/1/19 (Prere.)	1,825	1,919
East Bay CA Regional Park District GO	5.000%	9/1/25	175	184
Eastern California Municipal Water District
Water & Sewer Revenue	4.000%	7/1/34	5,300	5,556
Eastern California Municipal Water District
Water & Sewer Revenue	5.000%	7/1/39	2,030	2,316
Eastern California Municipal Water District
Water & Wastewater Revenue	4.000%	7/1/35	3,780	3,952

Eastern California Municipal Water District
Water & Wastewater Revenue VRDO	1.050%	3/7/18	500	500
El Camino CA Community College District GO	5.000%	8/1/32	1,000	1,169
El Camino CA Community College District GO	5.000%	8/1/33	1,115	1,297
El Camino CA Community College District GO	5.000%	8/1/37	1,550	1,781
El Camino CA Healthcare District GO	4.000%	8/1/34	5,000	5,276
El Dorado CA Irrigation District Revenue	5.250%	3/1/39 (4)	7,500	8,530
Encinitas CA Community Facilities District No. 1
Special Tax Revenue	5.000%	9/1/27	1,000	1,092
Escondido CA GO	5.000%	9/1/30	2,030	2,339
Escondido CA Union High School District GO	0.000%	11/1/20 (14)	4,000	3,801
Folsom Ranch Financing Authority Special Tax
Revenue	5.000%	9/1/37	2,000	2,187
Foothill-De Anza CA Community College District
GO	0.000%	8/1/22 (14)	3,850	3,509
Foothill-De Anza CA Community College District
GO	0.000%	8/1/23 (14)	3,590	3,172
Foothill-De Anza CA Community College District
GO	0.000%	8/1/25 (14)	2,390	1,972
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/42	9,000	7,927
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	6.500%	1/15/43	2,200	2,588
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	5.750%	1/15/46	13,500	15,421
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	6.000%	1/15/53	6,675	7,784
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/35 (4)	1,000	1,133
Gilroy CA School Facilities Finance Authority
Revenue	5.000%	8/1/46	5,000	5,525
Gilroy CA Unified School District GO	4.000%	8/1/33	1,155	1,216
Gilroy CA Unified School District GO	4.000%	8/1/36	1,000	1,040
Gilroy CA Unified School District GO	4.000%	8/1/37	1,000	1,034
Gilroy CA Unified School District GO	4.000%	8/1/41	3,115	3,202
Gilroy CA Unified School District GO	4.000%	8/1/46	8,000	8,195
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/25	4,080	4,656
Golden State Tobacco Securitization Corp.
California Revenue	0.000%	6/1/28 (2)	10,000	7,216
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/35	5,000	5,640
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/40	10,000	11,197
Grossmont CA Healthcare District GO	6.125%	7/15/21 (Prere.)	2,500	2,863
Grossmont CA Union High School District GO	0.000%	8/1/30	6,500	4,267
Hayward CA Unified School District GO	5.000%	8/1/31 (4)	3,780	4,258
Hayward CA Unified School District GO	5.000%	8/1/31 (4)	3,500	3,943
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/39	1,100	1,187
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/32	2,765	3,186
Imperial CA Irrigation District Electric Revenue	4.000%	11/1/34	3,000	3,140
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/45	4,010	4,517
Imperial CA Unified School District GO	5.250%	8/1/43 (15)	5,000	5,858
Inglewood CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	5/1/32 (15)	1,000	1,149

Inglewood CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	5/1/34 (15)	600	682
Inglewood CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	5/1/38 (15)	500	565
Irvine CA Public Facilities & Infrastructure
Authority Assessment Revenue VRDO	0.960%	3/1/18 LOC	3,823	3,823
Irvine CA Reassessment District No. 05-21
Improvement Revenue VRDO	0.960%	3/1/18 LOC	6,600	6,600
Irvine CA Reassessment District No. 85-7A
Improvement Revenue VRDO	0.970%	3/1/18 LOC	1,118	1,118
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/37	265	295
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/42	400	443
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/47	1,000	1,104
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/51	1,000	1,103
Irvine Ranch CA Water District COP	5.000%	3/1/46	5,000	5,745
Jefferson CA Union High School District GO	5.000%	8/1/26 (15)	1,000	1,162
Kern County CA GO	5.750%	2/1/19 (Prere.)	2,000	2,080
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/34	1,050	1,198
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/36	2,450	2,575
Lancaster CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/29	1,000	1,160
Lancaster CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/30	1,255	1,447
Las Virgenes CA Unified School District GO	0.000%	9/1/26 (14)	6,140	4,820
Long Beach CA Airport Revenue	5.000%	6/1/40	4,440	4,735
Long Beach CA Community College District GO	0.000%	8/1/34	2,520	1,378
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	2.662%	11/15/26	1,800	1,793
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.000%	11/15/29	1,190	1,383
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.000%	11/15/35	1,180	1,397
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.500%	11/15/37	2,600	3,255
Long Beach CA Finance Authority Tax Revenue	5.500%	8/1/26 (2)	7,570	8,771
Long Beach CA Finance Authority Tax Revenue	5.500%	8/1/31 (2)	4,215	5,126
Long Beach CA Harbor Revenue	5.000%	5/15/39	1,500	1,719
Long Beach CA Harbor Revenue	5.000%	5/15/42	2,000	2,271
Long Beach CA Unified School District GO	0.000%	8/1/26	1,870	1,447
Los Angeles CA Community College District GO	5.250%	8/1/20 (Prere.)	5,000	5,447
Los Angeles CA Community College District GO	5.000%	8/1/28	3,510	4,088
Los Angeles CA Community College District GO	4.000%	8/1/29	1,250	1,379
Los Angeles CA Community College District GO	5.000%	8/1/30	5,500	6,370
Los Angeles CA Community College District GO	4.000%	8/1/31	1,700	1,840
Los Angeles CA Community College District GO	4.000%	8/1/32	1,655	1,786
Los Angeles CA Community College District GO	4.000%	8/1/33	1,075	1,154
Los Angeles CA Community College District GO	4.000%	8/1/33	3,500	3,707
Los Angeles CA Community College District GO	4.000%	8/1/36	2,300	2,426

Los Angeles CA Community College District GO	4.000%	8/1/41	5,000	5,215
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/27	5,000	5,385
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/29	5,000	5,356
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/30	3,195	3,414
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/30	14,590	15,626
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	1,000	1,158
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	4,000	4,280
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	16,000	17,748
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/38	4,500	5,063
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/25	4,070	4,191
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/29	5,000	5,787
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/31	1,355	1,579
Los Angeles CA Department of Water & Power
Revenue	5.250%	7/1/32	7,000	7,090
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/33	2,500	2,880
Los Angeles CA Department of Water & Power
Revenue	5.375%	7/1/34	3,000	3,100
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/35	3,500	3,983
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36	10,000	11,142
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36	5,000	5,418
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36	3,750	4,295
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/37	1,545	1,719
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/38	12,365	13,733
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/38	2,500	2,883
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/38	1,750	1,997
Los Angeles CA Department of Water & Power
Revenue	5.250%	7/1/38	1,890	1,914
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/39	4,000	4,515
Los Angeles CA Department of Water & Power
Revenue	5.250%	7/1/39	2,000	2,201
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/40	2,000	2,274
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/41	5,000	5,741
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/42	4,500	5,104

Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	5,000	5,582
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	5,000	5,514
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	10,150	11,194
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/44	13,950	15,658
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/46	2,500	2,826
Los Angeles CA Department of Water & Power
Revenue VRDO	0.940%	3/1/18	3,400	3,400
Los Angeles CA Department of Water & Power
Revenue VRDO	1.010%	3/7/18	22,035	22,035
Los Angeles CA Harbor Department Revenue	4.000%	8/1/39	4,500	4,689
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/29	3,000	3,545
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/30	2,400	2,820
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	4.000%	11/1/33	5,200	5,480
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	4.000%	11/1/34	2,500	2,625
Los Angeles CA Unified School District GO	5.250%	7/1/24	6,275	6,590
Los Angeles CA Unified School District GO	5.250%	7/1/25	5,000	5,249
3 Los Angeles CA Unified School District GO	5.000%	7/1/28	2,000	2,417
Los Angeles CA Unified School District GO	5.000%	7/1/28	8,000	9,291
Los Angeles CA Unified School District GO	5.250%	7/1/28	5,500	5,959
Los Angeles CA Unified School District GO	5.000%	7/1/30	2,860	3,307
Los Angeles CA Unified School District GO	5.000%	1/1/34	5,000	5,221
Los Angeles CA Unified School District GO	5.250%	7/1/34	10,000	10,793
Los Angeles CA Unified School District GO	4.000%	7/1/35	5,000	5,243
Los Angeles CA Wastewater System Revenue	5.000%	6/1/33	1,000	1,179
Los Angeles CA Wastewater System Revenue	5.000%	6/1/34	3,250	3,814
Los Angeles CA Wastewater System Revenue	5.000%	6/1/35	2,500	2,925
Los Angeles CA Wastewater System Revenue	5.000%	6/1/36	1,635	1,909
Los Angeles CA Wastewater System Revenue	5.000%	6/1/37	2,100	2,446
Los Angeles CA Wastewater System Revenue	5.000%	6/1/43	2,840	3,162
Los Angeles County CA Metropolitan
Transportation Authority Revenue (Union
Station Gateway Project)	5.000%	7/1/27	2,035	2,404
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/28	7,570	9,035
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	6/1/31	2,000	2,366
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	6/1/32	2,340	2,760
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	6/1/34	5,000	5,857
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/34	3,305	3,878
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/37	3,580	4,165
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/37	2,750	3,038
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/42	5,940	6,549

Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.500%	10/1/18 (4)	315	323
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/35	4,000	4,603
Los Angeles County CA Schools Regionalized
Business Services Corp. COP	0.000%	8/1/20 (2)	2,095	1,995
Los Rios CA Community College District GO	4.000%	8/1/34	4,500	4,821
M-S-R California Energy Authority Revenue	7.000%	11/1/34	3,200	4,485
M-S-R California Energy Authority Revenue	7.000%	11/1/34	7,000	9,811
M-S-R California Energy Authority Revenue	6.500%	11/1/39	4,195	5,826
M-S-R California Energy Authority Revenue	6.500%	11/1/39	3,500	4,861
M-S-R California Public Power Agency Revenue
(San Juan Project)	6.750%	7/1/20 (ETM)	4,900	5,213
Marin CA Community College District GO	4.000%	8/1/35	700	743
Marin CA Community College District GO	4.000%	8/1/38	1,500	1,583
Marin CA Healthcare District GO	5.000%	8/1/29	1,055	1,239
Marina Coast Water District California Enterprise
Revenue	5.000%	6/1/37	4,085	4,659
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/31	3,000	3,138
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/33	6,000	6,674
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/34	5,000	5,814
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/35	2,855	3,165
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/40	4,500	5,152
Milpitas CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/26	2,085	2,460
Milpitas CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/30	4,000	4,647
Modesto CA Irrigation District COP	5.500%	7/1/18 (Prere.)	1,000	1,014
Modesto CA Irrigation District Financing
Authority Electric Revenue	5.000%	10/1/40	6,000	6,683
Modesto CA Irrigation District Financing
Authority Revenue (Woodland Project)	6.500%	10/1/22 (ETM)	5,270	5,861
Moreno Valley CA Community Redevelopment
Agency Successor Agency Tax Allocation
Revenue	5.000%	8/1/31	1,660	1,944
Morgan Hill CA Unified School District GO	4.000%	8/1/47	3,000	3,078
Mountain View-Whisman CA School District
COP	4.000%	6/1/30	675	717
Mountain View-Whisman CA School District
COP	4.000%	6/1/32	1,500	1,583
New Haven CA Unified School District GO	5.000%	8/1/27 (15)	3,000	3,446
New Haven CA Unified School District GO	5.000%	8/1/28 (15)	2,000	2,281
Newark CA Unified School District GO	5.000%	8/1/44	6,000	6,751
Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian)	6.000%	12/1/21 (Prere.)	3,525	4,063
Newport Mesa CA Unified School District GO	0.000%	8/1/35	4,000	2,156
Newport Mesa CA Unified School District GO	0.000%	8/1/36	1,000	517
Newport Mesa CA Unified School District GO	0.000%	8/1/37	2,000	989
Newport Mesa CA Unified School District GO	0.000%	8/1/38	1,000	473
Northern California Power Agency Revenue
(Hydroelectric Project)	6.300%	7/1/18 (14)	3,310	3,365

Northern California Power Agency Revenue
(Hydroelectric Project)	7.500%	7/1/21 (Prere.)	1,595	1,800
Northern California Transmission Agency
Revenue	5.000%	5/1/37	3,610	4,104
Northern California Transmission Agency
Revenue	5.000%	5/1/38	1,790	2,032
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/25	1,825	1,962
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/26	1,995	2,132
Norwalk-La Mirada CA Unified School District
GO	4.000%	8/1/47	5,030	5,181
Novato CA Unified School District GO	5.000%	8/1/28	800	931
Oakland CA GO	5.000%	1/15/29	1,640	1,902
Oakland CA GO	5.000%	1/15/31	3,550	3,851
Oakland CA Unified School District GO	6.625%	8/1/21 (Prere.)	1,000	1,161
Oakland CA Unified School District GO	5.000%	8/1/35	2,850	3,245
Oakland CA Unified School District GO	5.000%	8/1/40	500	561
Oceanside CA Unified School District GO	0.000%	8/1/25 (12)	6,865	5,554
Ohlone CA Community College District GO	4.000%	8/1/41	5,000	5,140
Pajaro Valley CA Unified School District GO	5.000%	8/1/43	5,000	5,735
Pajaro Valley CA Unified School District GO	4.000%	8/1/46	5,000	5,187
Palm Desert CA Redevelopment Agency Tax
Allocation Revenue	5.000%	10/1/28 (15)	1,100	1,305
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	4.250%	9/2/22	200	218
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	5.000%	9/2/26	1,000	1,103
Palomar CA Community College District GO	0.000%	8/1/24	5,125	4,373
Palomar CA Community College District GO	4.000%	8/1/45	3,000	3,093
Palomar Pomerado Health California COP	6.000%	11/1/20 (Prere.)	3,800	4,234
Palomar Pomerado Health California GO	0.000%	8/1/33 (12)	4,000	2,239
Palomar Pomerado Health California GO	5.000%	8/1/34	500	560
Palomar Pomerado Health California GO	4.000%	8/1/35	4,000	4,156
Palomar Pomerado Health California GO	0.000%	8/1/36	5,000	2,326
Palomar Pomerado Health California Revenue	5.000%	11/1/39	5,000	5,412
Palomar Pomerado Health California Revenue	5.000%	11/1/42	3,000	3,243
Palomar Pomerado Health California Revenue	5.000%	11/1/47 (4)	4,000	4,474
Paramount CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	0.000%	8/1/26 (14)	3,000	2,183
Pasadena CA Unified School District GO	5.000%	5/1/34	4,000	4,431
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/19 (2)	1,800	1,750
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/21 (2)	2,920	2,686
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/22 (2)	4,125	3,666
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/24 (2)	1,000	824
Pittsburg CA Water Revenue	5.000%	8/1/27	830	1,002

Pittsburg CA Water Revenue	5.000%	8/1/28	585	700
Pleasanton CA Unified School District GO	4.000%	8/1/42	7,300	7,608
Poway CA Unified School District GO	5.000%	9/1/25	1,825	2,002
Poway CA Unified School District GO	5.000%	9/1/27	2,040	2,224
Poway CA Unified School District GO	5.000%	9/1/31	1,365	1,474
Poway CA Unified School District GO	0.000%	8/1/33	5,010	2,856
Poway CA Unified School District GO	0.000%	8/1/33	990	564
Poway CA Unified School District GO	5.000%	9/1/33	990	1,064
Poway CA Unified School District GO	0.000%	8/1/34	8,130	4,411
Poway CA Unified School District GO	5.000%	9/1/36	615	659
Poway CA Unified School District GO	0.000%	8/1/46	10,000	2,996
1 Poway CA Unified School District GO	0.000%	8/1/51	10,000	2,375
Poway CA Unified School District Public
Financing Authority Community Facilities
District No. 11 Zones 2 & 3 Special Tax
Revenue	5.000%	9/15/38	1,200	1,250
Poway CA Unified School District Public
Financing Authority Community Facilities
District No. 11 Zones 2 & 3 Special Tax
Revenue	5.000%	9/15/43	2,330	2,419
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/24	785	888
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/27	1,385	1,619
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/27	1,030	1,144
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/28	2,340	2,715
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/29	3,465	3,995
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/30	1,780	2,040
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/33 (15)	1,760	1,981
Rancho Cucamonga CA Redevelopment
Agency Successor Agency Tax Allocation
Revenue (Rancho Redevelopment Project)	5.000%	9/1/29 (4)	1,800	2,063
Redding CA Electric System Revenue	5.000%	6/1/30	1,665	1,966
Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/29	1,000	1,145
Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/31	600	682
Redwood City CA Redevelopment Agency
Redevelopment Project Area No. 2 Tax
Allocation Revenue	0.000%	7/15/26 (2)	3,445	2,628
Rio Hondo CA Community College District GO	5.000%	8/1/30	6,655	6,973
Rio Hondo CA Community College District GO	0.000%	8/1/36	16,650	8,295
2 Riverside CA Electric Revenue TOB VRDO	1.120%	3/7/18	2,800	2,800
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/24	1,440	1,599
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/28	1,795	1,980
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/29	1,880	2,071
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/32	1,375	1,511

Riverside County CA Infrastructure Financing
Authority (Indio Law Building)	4.000%	11/1/44	10,090	10,467
Riverside County CA Public Financing Authority
Lease Revenue	5.000%	11/1/33	5,000	5,691
Riverside County CA Public Financing Authority
Lease Revenue	5.250%	11/1/40	5,000	5,776
Riverside County CA Public Financing Authority
Lease Revenue	5.250%	11/1/45	8,000	9,212
Riverside County CA Public Financing Authority
Tax Allocation Revenue	5.000%	10/1/32 (15)	820	945
2 Riverside County CA Public Financing Authority
Tax Allocation Revenue TOB VRDO	1.190%	3/7/18 (15)	2,420	2,420
Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	4.000%	10/1/37 (4)	1,500	1,547
Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	0.000%	10/1/41 (15)	2,000	1,811
Riverside County CA Transportation
Commission Sales Tax Revenue	5.000%	6/1/38	3,500	4,034
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/41	6,710	2,417
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/42	2,975	1,023
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/43	7,500	2,463
Riverside County CA Transportation
Commission Toll Revenue	5.750%	6/1/48	2,000	2,220
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/20 (Prere.)	4,500	4,795
Roseville CA Financing Authority Electric
System Revenue	4.000%	2/1/37	7,480	7,793
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/22	1,610	1,768
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/28	2,450	2,814
Roseville CA Special Tax Revenue	5.000%	9/1/37	1,250	1,380
Ross Valley CA Public Financing Authority
Revenue	5.000%	1/1/39	500	564
Ross Valley CA Public Financing Authority
Revenue	5.000%	1/1/43	1,190	1,331
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/39 (15)	1,900	2,109
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/44 (15)	2,000	2,205
Sacramento CA City Financing Authority Tax
Allocation Revenue	0.000%	12/1/30 (14)	3,000	1,864
Sacramento CA Financing Authority Lease
Revenue	5.400%	11/1/20 (2)	3,660	3,873
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/28	2,000	2,290
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/31	1,175	1,326
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/32	1,195	1,347
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/33	1,450	1,632

Sacramento CA Regional Transportation District
Farebox Revenue	5.000%	3/1/36	1,370	1,461
Sacramento CA Regional Transportation District
Farebox Revenue	5.000%	3/1/42	3,125	3,325
Sacramento County CA Airport Revenue	5.000%	7/1/41	7,500	8,480
Sacramento County CA Airport Revenue	5.000%	7/1/41	5,770	6,479
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	8/1/32	1,000	1,162
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	12/1/35	4,920	5,572
San Bernardino CA City Unified School District
GO	5.000%	8/1/27 (4)	1,060	1,203
San Bernardino CA City Unified School District
GO	0.000%	8/1/35 (4)	5,900	3,011
San Bernardino CA City Unified School District
GO	0.000%	8/1/36 (4)	5,000	2,433
San Bernardino CA City Unified School District
GO	4.000%	8/1/42 (4)	4,500	4,653
San Bernardino CA Community College District
GO	0.000%	8/1/44	15,000	4,848
San Bernardino CA Community College District
GO	5.000%	8/1/45	3,500	3,940
San Bernardino CA Community College District
GO	0.000%	8/1/48	17,770	4,910
San Bernardino County CA Transportation
Authority Revenue	5.000%	3/1/32	4,035	4,485
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	3,000	3,333
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	2,500	2,778
San Diego CA Community College District GO	4.000%	8/1/32	3,200	3,409
San Diego CA Community College District GO	0.000%	8/1/36	8,000	4,140
San Diego CA Community College District GO	0.000%	8/1/38	3,510	1,664
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/19 (Prere.)	7,000	7,325
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/19 (Prere.)	6,000	6,279
San Diego CA Public Facilities Financing
Authority Water Revenue	5.500%	8/1/19 (Prere.)	5,000	5,283
San Diego CA Public Facilities Financing
Authority Water Revenue	5.750%	8/1/19 (Prere.)	2,500	2,650
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/28	5,000	5,972
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/36	5,000	5,775
San Diego CA Unified School District GO	5.500%	7/1/24 (14)	5,000	6,026
San Diego CA Unified School District GO	5.000%	7/1/28	7,000	8,216
San Diego CA Unified School District GO	0.000%	7/1/29	8,150	5,569
San Diego CA Unified School District GO	0.000%	7/1/30	1,500	989
San Diego CA Unified School District GO	0.000%	7/1/31	1,500	949
San Diego CA Unified School District GO	0.000%	7/1/32	1,085	656
San Diego CA Unified School District GO	0.000%	7/1/34	3,500	1,902
San Diego CA Unified School District GO	4.000%	7/1/34	1,210	1,283
San Diego CA Unified School District GO	5.000%	7/1/35	5,000	5,633
San Diego CA Unified School District GO	0.000%	7/1/38	4,890	2,221
San Diego CA Unified School District GO	4.000%	7/1/45	8,000	8,309
San Diego CA Unified School District GO	0.000%	7/1/46	10,000	3,229
San Diego CA Unified School District GO	4.000%	7/1/47	17,500	18,092
San Diego CA Unified School District GO	5.000%	7/1/47	5,000	5,791

San Diego CA Unified School District GO	0.000%	7/1/49	1,000	276
San Diego County CA COP	5.000%	10/15/28	1,445	1,684
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/26	4,000	4,298
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/28	3,200	3,434
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/34	2,715	2,901
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/40	3,000	3,200
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/42	4,000	4,546
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/43	3,540	3,947
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/47	5,000	5,660
San Diego County CA Regional Transportation
Commission Sales Tax Revenue	5.000%	4/1/35	1,500	1,750
San Diego County CA Regional Transportation
Commission Sales Tax Revenue	5.000%	4/1/37	1,500	1,664
San Diego County CA Regional Transportation
Commission Sales Tax Revenue	5.000%	4/1/38	2,000	2,216
San Diego County CA Water Authority Revenue	5.000%	5/1/30	5,000	5,914
San Diego County CA Water Authority Revenue	5.000%	5/1/36	8,350	9,689
2 San Diego County CA Water Authority Revenue
COP TOB VRDO	1.100%	3/7/18	2,510	2,510
San Francisco CA Bay Area Rapid Transit
District GO	5.000%	8/1/31	7,000	8,188
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/30	1,550	1,816
San Francisco CA City & County COP	4.000%	4/1/33	5,040	5,313
San Francisco CA City & County COP	4.000%	9/1/33	5,855	6,119
San Francisco CA City & County International
Airport Revenue	5.000%	5/3/21 (Prere.)	1,485	1,637
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/29	2,250	2,659
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/30	980	1,154
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/32	1,000	1,170
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/43	8,000	8,804
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/44	6,000	6,674
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/46	15,930	17,829
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/47	7,000	7,905
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/34	2,675	3,078
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/35	2,815	3,233
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/36	2,960	3,393
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/21 (Prere.)	5,000	5,591

San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/21 (Prere.)	1,205	1,347
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/21 (Prere.)	1,100	1,230
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	5/1/22 (Prere.)	950	1,072
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	5/1/22 (Prere.)	5,000	5,643
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	5/1/22 (Prere.)	4,000	4,515
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	10/1/29	12,680	14,325
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	5,000	5,968
San Francisco CA City & County Public Utilities
Commission Water Revenue	4.000%	11/1/30	2,040	2,199
San Francisco CA City & County Public Utilities
Commission Water Revenue	4.000%	11/1/31	2,430	2,611
San Francisco CA City & County Public Utilities
Commission Water Revenue	4.000%	11/1/31	1,015	1,091
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/32	1,305	1,487
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/32	4,000	4,615
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/33	1,370	1,556
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/35	1,860	2,069
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/36	4,000	4,548
San Francisco CA City & County Public Utilities
Commission Water Revenue	4.000%	11/1/39	8,000	8,345
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/43	10,000	11,024
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bay North)	6.500%	8/1/19 (Prere.)	2,000	2,140
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bay North)	6.750%	2/1/21 (Prere.)	1,000	1,144
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/28	975	1,136
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/30	1,200	1,384
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/37	850	957
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/43	3,500	3,893

San Francisco CA City & County Unified School
District GO	5.250%	6/15/19 (Prere.)	4,000	4,196
San Francisco CA City & County Unified School
District GO	5.000%	6/15/32	8,365	8,931
San Joaquin County CA Transportation
Authority Revenue	5.000%	3/1/37	7,000	8,109
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/24 (14)	6,000	5,047
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/25 (14)	6,010	4,829
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	5.000%	1/15/34	5,000	5,509
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	5.000%	1/15/44	10,000	10,877
San Jose CA Airport Revenue	5.000%	3/1/42	2,500	2,845
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.500%	8/1/20 (Prere.)	2,750	3,012
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.500%	8/1/20 (Prere.)	850	931
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/35	4,000	4,641
San Jose CA Special Hotel Tax Revenue
(Convention Center Expansion & Renovation
Project)	6.500%	5/1/42	5,000	5,695
San Jose CA Unified School District Santa Clara
County GO	5.000%	8/1/32	10,000	11,623
San Jose-Evergreen CA Community College
District GO	5.000%	9/1/40	3,850	4,367
San Juan CA Unified School District GO	0.000%	8/1/18 (4)	1,785	1,776
San Juan CA Unified School District GO	0.000%	8/1/20 (4)	4,930	4,726
San Juan CA Unified School District GO	0.000%	8/1/23 (4)	4,540	3,994
San Luis Obispo County CA Community College
District GO	5.000%	8/1/28	890	1,034
San Luis Obispo County CA Community College
District GO	5.000%	8/1/32	1,395	1,590
San Marcos CA Schools Financing Authority
Lease Revenue	5.000%	8/15/29 (4)	760	902
San Marcos CA Schools Financing Authority
Lease Revenue	5.000%	8/15/34 (4)	1,100	1,277
San Marcos CA Unified School District GO	5.000%	8/1/21 (Prere.)	2,835	3,150
San Marcos CA Unified School District GO	5.000%	8/1/21 (Prere.)	5,620	6,244
San Marcos CA Unified School District GO	0.000%	8/1/32	2,600	1,561
San Marcos CA Unified School District GO	4.000%	8/1/33	3,500	3,729
San Marcos CA Unified School District GO	5.000%	8/1/35	5,000	5,810
San Marcos CA Unified School District GO	5.000%	8/1/36	2,000	2,317
San Mateo CA Union High School District GO	0.000%	9/1/41	5,000	4,145
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Capital Project
Program)	5.000%	7/1/21 (14)	3,500	3,811
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	5.000%	7/15/31	2,290	2,669
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	4.000%	7/15/35	2,110	2,214
San Mateo County CA Mid-Peninsula Water
District COP	4.000%	12/1/46	2,000	2,058

San Mateo-Foster City CA School District GO	4.000%	8/1/44	3,250	3,368
San Mateo-Foster City CA School District GO	4.000%	8/1/45	5,000	5,178
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	6/15/29 (4)	1,780	2,006
San Ramon CA Public Financing Authority Tax
Allocation Revenue	0.000%	2/1/33 (2)	2,000	1,093
San Ramon Valley CA Unified School District
GO	4.000%	8/1/34	3,445	3,607
San Ysidro CA School District COP	5.000%	9/1/47 (15)	2,045	2,233
Santa Ana CA College Improvement District No.
1 Rancho Santiago Community College GO	4.000%	8/1/41	2,000	2,114
Santa Ana CA Unified School District GO	0.000%	8/1/32 (14)	3,680	2,160
Santa Barbara CA Secondary/High School
District GO	0.000%	8/1/40	2,050	801
Santa Barbara CA Unified School District GO	4.000%	8/1/31	775	845
Santa Barbara CA Unified School District GO	4.000%	8/1/31	500	545
Santa Clara CA Electric Revenue	6.000%	7/1/31	3,000	3,423
Santa Clara CA Electric Revenue VRDO	1.050%	3/7/18 LOC	11,500	11,500
Santa Clara CA Unified School District GO	5.000%	7/1/20 (Prere.)	4,000	4,322
Santa Clara CA Unified School District GO	4.000%	7/1/41	5,000	5,212
Santa Clara Valley CA Joint Powers Authority
Revenue	5.000%	8/1/28	625	744
Santa Clara Valley CA Joint Powers Authority
Revenue	5.000%	8/1/29	525	621
Santa Clarita CA Community College District
GO	4.000%	8/1/41	6,850	7,118
Santa Monica CA Community College District
GO	4.000%	8/1/31	3,000	3,179
Santa Monica-Malibu CA Unified School District
GO	4.000%	7/1/38	400	422
Santa Monica-Malibu CA Unified School District
GO	4.000%	7/1/39	550	579
Santa Rosa CA Wastewater Revenue	5.000%	9/1/28	4,845	5,467
Santa Rosa CA Wastewater Revenue	5.000%	9/1/33	1,000	1,122
Silicon Valley CA Clean Water Wastewater
Revenue	5.000%	2/1/39	3,090	3,474
Silicon Valley CA Clean Water Wastewater
Revenue	5.000%	8/1/45	1,500	1,690
Simi Valley CA Unified School District GO	5.000%	8/1/27	1,555	1,895
Simi Valley CA Unified School District GO	4.000%	8/1/35	1,230	1,290
Solana Beach CA School District Special Tax
Revenue	5.000%	9/1/32	995	1,073
Solana Beach CA School District Special Tax
Revenue	5.000%	9/1/35	2,495	2,684
Sonoma-Marin Area Rail Transportation District
California Sales & Use Tax Revenue	5.000%	3/1/28	3,500	3,886
Southern California Public Power Authority
Revenue	5.000%	7/1/29	5,000	5,378
Southern California Public Power Authority
Revenue (Milford Wind Corridor Phase I
Project)	5.000%	7/1/30	5,000	5,296
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/28	3,580	4,116
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/33	3,530	4,145
Southern California Public Power Authority
Revenue (Transmission Project)	5.750%	7/1/21 (14)	220	221

Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/41	8,000	9,062
Southwestern California Community College
District GO	4.000%	8/1/34	375	397
Southwestern California Community College
District GO	5.000%	8/1/44	7,045	7,886
Southwestern California Community College
District GO	4.000%	8/1/47	3,000	3,078
State Center CA Community College District GO	4.000%	8/1/42	2,315	2,415
State Center California Community College
District GO	5.000%	8/1/28	5,275	6,162
Stockton CA Public Financing Authority
Wastewater Revenue	5.000%	9/1/29 (15)	1,000	1,146
Stockton CA Public Financing Authority Water
Revenue (Delta Water Supply Project)	6.250%	10/1/38	2,150	2,554
Stockton CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/37 (4)	4,220	4,679
Stockton CA Unified School District GO	5.000%	8/1/38 (4)	2,500	2,770
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/31 (15)	1,225	1,391
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/32 (15)	1,250	1,413
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/33 (15)	1,280	1,441
Sweetwater CA Unified School District GO	5.000%	8/1/29 (15)	4,200	4,742
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/39	2,500	2,851
Temecula CA Development Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/38 (4)	3,115	3,524
Temecula Valley CA Unified School District GO	0.000%	8/1/35 (15)	3,000	2,993
Temecula Valley CA Unified School District GO	0.000%	8/1/37 (15)	3,785	3,788
Torrance CA Hospital Revenue (Torrance
Memorial Medical Center)	5.000%	9/1/40	3,000	3,141
Tulare County CA Transportation Authority
Sales Tax Revenue	4.000%	2/1/34	1,540	1,573
Turlock CA Irrigation District Revenue	5.000%	1/1/31	2,000	2,172
Turlock CA Irrigation District Revenue	5.500%	1/1/41	3,445	3,786
Tustin CA Community Facilities District Special
Tax Revenue	5.000%	9/1/37	1,000	1,127
Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/31	3,000	3,317
Ukiah CA Electric Revenue	6.250%	6/1/18 (14)	790	800
Ukiah CA Unified School District GO	0.000%	8/1/32 (10)	6,425	3,713
Union CA Elementary School District GO	0.000%	9/1/18 (14)	1,630	1,619
Union CA Elementary School District GO	0.000%	9/1/19 (14)	1,750	1,712
Union CA Elementary School District GO	0.000%	9/1/20 (14)	2,300	2,204
Union CA Elementary School District GO	0.000%	9/1/21 (14)	2,000	1,866
University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/35	1,760	1,994
University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/41	20,000	22,425
University of California Regents Medical Center
Pooled Revenue	4.000%	5/15/44	7,500	7,658
University of California Revenue	5.000%	5/15/21 (Prere.)	2,230	2,453
University of California Revenue	5.000%	5/15/21 (Prere.)	1,560	1,716
University of California Revenue	5.000%	5/15/23 (Prere.)	1,550	1,781
University of California Revenue	5.000%	5/15/23 (Prere.)	2,325	2,672
University of California Revenue	5.000%	5/15/28	3,450	3,944

University of California Revenue	5.000%	5/15/29	2,000	2,365
University of California Revenue	5.000%	5/15/31	2,000	2,344
University of California Revenue	5.000%	5/15/32	7,925	9,212
University of California Revenue	5.000%	5/15/32	1,000	1,168
University of California Revenue	5.000%	5/15/33	2,675	3,031
University of California Revenue	4.000%	5/15/34	7,000	7,329
University of California Revenue	4.000%	5/15/34	7,000	7,380
University of California Revenue	4.000%	5/15/34	5,000	5,259
University of California Revenue	5.000%	5/15/34	2,975	3,263
University of California Revenue	4.000%	5/15/35	5,000	5,255
University of California Revenue	5.000%	5/15/35	2,080	2,279
University of California Revenue	5.250%	5/15/37	3,500	4,039
University of California Revenue	5.000%	5/15/38	10,000	11,228
University of California Revenue	5.000%	5/15/40	5,000	5,636
University of California Revenue	5.000%	5/15/40	50	50
University of California Revenue	5.000%	5/15/41	10,230	11,676
University of California Revenue	5.000%	5/15/42	5,000	5,755
University of California Revenue	4.000%	5/15/46	13,205	13,586
University of California Revenue	5.000%	5/15/47	15,000	17,124
University of California Revenue	5.000%	5/15/47	1,000	1,143
University of California Revenue	5.000%	5/15/52	8,000	9,099
University of California Revenue PUT	5.000%	5/15/23	6,500	7,469
University of California Revenue VRDO	1.050%	3/7/18	12,000	12,000
Upland CA COP (San Antonio Regional
Hospital)	4.000%	1/1/42	5,000	5,020
Upland CA COP (San Antonio Regional
Hospital)	5.000%	1/1/47	4,000	4,397
Vallecitos CA Water District Water &
Wastewater Enterprise Revenue	5.000%	7/1/33	1,110	1,275
Vallecitos CA Water District Water &
Wastewater Enterprise Revenue	5.000%	7/1/35	750	859
Vallejo CA Sanitation & Flood Control COP	5.000%	7/1/19 (14)	1,120	1,147
Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/28 (4)	1,970	2,258
Vista CA Unified School District GO	0.000%	8/1/28 (14)	7,425	5,318
Walnut CA Energy Center Authority Revenue	5.000%	1/1/34	3,100	3,530
Walnut CA Energy Center Authority Revenue	5.000%	1/1/40	5,000	5,283
Walnut Valley CA Unified School District GO	0.000%	8/1/36	1,000	475
Washington Township CA Health Care District
GO	5.500%	8/1/40	5,000	5,842
Washington Township CA Health Care District
Revenue	5.000%	7/1/33	1,080	1,193
Washington Township CA Health Care District
Revenue	4.000%	7/1/35	2,170	2,138
West Contra Costa CA Unified School District
GO	0.000%	8/1/32 (14)	7,650	4,453
West Contra Costa CA Unified School District
GO	5.250%	8/1/35 (4)	7,000	7,752
West Contra Costa CA Unified School District
GO	5.000%	8/1/40	3,000	3,403
West Sacramento CA Area Flood Control
Agency Special Assessment Revenue	5.000%	9/1/40 (4)	2,050	2,278
West Sacramento CA Area Flood Control
Agency Special Assessment Revenue	5.000%	9/1/45 (4)	2,715	3,002
Western Placer CA Unified School District COP	4.000%	8/1/41 (4)	2,000	2,056
Western Placer CA Unified School District GO	5.000%	8/1/42 (15)	6,350	7,239

Westminster CA Redevelopment Agency
(Westminster Redevelopment Project No. 1)	5.000%	11/1/28 (15)	675	784
Westminster CA Redevelopment Agency
(Westminster Redevelopment Project No. 1)	5.000%	11/1/29 (15)	1,000	1,155
Whittier CA Health Facilities Revenue
(Presbyterian Intercommunity Hospital
Obligated Group)	5.000%	6/1/44	4,500	4,876
Yuba City CA Unified School District GO	0.000%	9/1/19 (14)	2,270	2,214
Yucaipa Valley CA Water District Water System
Revenue	5.000%	9/1/27	1,000	1,159
				3,882,715
Guam (0.1%)
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/39	4,900	5,272
Guam Power Authority Revenue	5.000%	10/1/24	1,000	1,109
				6,381
Total Tax-Exempt Municipal Bonds (Cost $3,764,354)				3,889,096
Other Assets and Liabilities-Net (0.7%)				26,090
Net Assets (100%)				3,915,186

1 Securities with a value of $855,000 have been segregated as initial margin for open futures contracts.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2018, the aggregate value of these securities was $46,323,000, representing 1.2% of net assets.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
February 28, 2018.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:

California Long-Term Tax-Exempt Fund

(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
(19) TPSF (Texas Permanent School Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts

				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2018	351	74,577	(11)
5-Year U.S. Treasury Note	June 2018	348	39,648	16
Ultra 10-Year U.S. Treasury Note	June 2018	158	20,234	25
				30

Short Futures Contracts
10-Year U.S. Treasury Note	June 2018	(177)	(21,248)	11
Ultra Long U.S. Treasury Bond	June 2018	(127)	(19,796)	(68)

California Long-Term Tax-Exempt Fund

30-Year U.S. Treasury Bond	June 2018	(51)	(7,315)	(22)
(79)
(49)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of February 28, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Taxable Municipal Bonds	—	3,889,096	—
Futures Contracts—Assets[1]	125	—	—
Futures Contracts—Liabilities[1]	(308)	—	—
Total	(183)	3,889,096	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

California Long-Term Tax-Exempt Fund

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. At February 28, 2018, the cost of investment securities for tax purposes was $3,766,216,000. Net unrealized appreciation of investment securities for tax purposes was $122,880,000, consisting of unrealized gains of $149,817,000 on securities that had risen in value since their purchase and $26,937,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard California Intermediate-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of February 28, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.9%)
California (99.7%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	5.000%	7/1/23	700	789
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	5.000%	7/1/24	1,195	1,339
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	6.000%	7/1/31	2,750	3,049
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	5.000%	7/1/32	1,060	1,140
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Eskaton Properties Inc.
Obligated Group)	5.000%	11/15/35	3,250	3,505
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/20	850	914
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/22	555	623
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/23	1,000	1,117
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/24	1,265	1,403
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Odd Fellows Home)	5.000%	4/1/32	7,250	8,099
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/21	1,000	1,109
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.250%	8/1/23	1,000	1,108
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/24	960	1,059
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/25	950	1,047
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/26	2,490	2,735
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/28	900	988
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	6.000%	8/1/30	18,140	20,325
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/31	1,000	1,115
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/32	1,000	1,114
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/34	1,780	1,977
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/21	275	304

ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/22	350	394
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/23	370	423
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/24	395	457
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/25	505	579
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/26	675	777
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/28	1,150	1,307
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/29	985	1,114
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/30	1,405	1,584
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/31	495	557
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/32	520	587
Alameda CA Community Improvement
Commission Successor Agency Tax
Allocation Revenue	5.000%	9/1/27 (15)	750	865
Alameda CA Community Improvement
Commission Successor Agency Tax
Allocation Revenue	5.000%	9/1/28 (15)	1,000	1,149
Alameda CA Community Improvement
Commission Successor Agency Tax
Allocation Revenue	5.000%	9/1/30 (15)	1,680	1,913
Alameda CA Community Improvement
Commission Successor Agency Tax
Allocation Revenue	5.000%	9/1/31 (15)	1,640	1,859
Alameda CA Community Improvement
Commission Successor Agency Tax
Allocation Revenue	5.000%	9/1/32 (15)	3,000	3,390
Alameda CA Community Improvement
Commission Successor Agency Tax
Allocation Revenue	5.000%	9/1/33 (15)	2,375	2,679
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/18 (2)(ETM)	230	228
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/18 (2)	90	89
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/19 (2)(ETM)	13,240	12,923
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/19 (2)	1,050	1,007

Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/20 (2)(ETM)	13,780	13,221
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/20 (2)	285	265
Alameda CA Corridor Transportation Authority
Revenue	4.000%	10/1/21	1,485	1,583
Alameda CA Corridor Transportation Authority
Revenue	4.000%	3/1/22	5,540	6,024
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/22	6,185	6,924
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/22	2,220	2,517
Alameda CA Corridor Transportation Authority
Revenue	4.000%	10/1/23	1,195	1,296
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/23	2,160	2,491
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/24	1,445	1,660
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/25	2,610	3,027
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/29 (2)	30,240	19,072
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/30 (2)	9,110	5,481
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/34	13,435	15,044
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/35	15,825	17,683
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/36	13,395	14,936
Alameda County CA Joint Powers Authority
Lease Revenue	5.000%	12/1/32	7,000	7,919
Alameda County CA Joint Powers Authority
Lease Revenue	5.000%	12/1/33	8,415	9,486
Alameda County CA Joint Powers Authority
Lease Revenue	5.000%	12/1/34	4,640	5,220
Alameda County CA Unified School District GO	5.000%	8/1/34	2,890	3,274
Alum Rock CA Union Elementary School District
GO	5.000%	8/1/22 (15)	500	568
Alum Rock CA Union Elementary School District
GO	5.000%	8/1/23 (15)	800	927
Alum Rock CA Union Elementary School District
GO	5.000%	8/1/24 (15)	1,000	1,178
Alum Rock CA Union Elementary School District
GO	5.000%	8/1/25 (15)	1,275	1,524
Alum Rock CA Union Elementary School District
GO	5.000%	8/1/26 (15)	1,180	1,400
Alum Rock CA Union Elementary School District
GO	5.000%	8/1/32 (15)	2,745	3,169
Alvord CA Unified School District GO	5.900%	2/1/21 (14)	2,230	2,482
Alvord CA Unified School District GO	5.900%	2/1/24 (4)	3,865	4,383
Anaheim CA City School District GO	0.000%	8/1/27 (14)	11,075	8,267
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/21	1,000	1,115

Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/21	3,815	4,255
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/21 (Prere.)	1,850	2,061
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/21 (Prere.)	1,110	1,237
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/21 (Prere.)	1,910	2,128
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/21 (Prere.)	3,225	3,593
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/21 (Prere.)	830	925
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/22	2,370	2,698
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/23	4,000	4,612
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/24	1,125	1,325
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/24	4,000	4,569
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/25	5,280	6,022
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/26	3,115	3,761
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/26	5,290	6,017
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/27	2,015	2,457
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/28	1,250	1,542
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/28	4,035	4,557
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/31	11,000	12,310
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/31	2,500	2,765
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/32	6,000	6,705

Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/32	1,495	1,651
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/33	2,590	2,857
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/34	5,380	5,988
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/34	4,350	4,791
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/36	1,125	1,235
Anaheim CA Housing & Public Improvements
Authority Revenue (Water System Project)	5.000%	10/1/31	300	332
Anaheim CA Housing & Public Improvements
Authority Revenue (Water System Project)	5.000%	10/1/32	300	332
Anaheim CA Housing & Public Improvements
Authority Revenue (Water System Project)	5.000%	10/1/33	765	846
Anaheim CA Housing & Public Improvements
Authority Revenue (Water System Project)	5.000%	10/1/34	1,000	1,105
Anaheim CA Housing & Public Improvements
Authority Revenue (Water System Project)	5.000%	10/1/35	505	557
Anaheim CA Housing & Public Improvements
Authority Revenue (Water System Project)	5.000%	10/1/36	500	552
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.250%	4/1/21 (Prere.)	5,585	6,192
Anaheim CA Public Financing Authority
Revenue (Electric System)	4.000%	10/1/31	12,000	12,678
Arcadia CA Unified School District GO	4.000%	8/1/28	2,125	2,328
Arcadia CA Unified School District GO	4.000%	8/1/29	2,675	2,906
Azusa CA Unified School District GO	5.000%	8/1/29	500	560
Azusa CA Unified School District GO	5.000%	8/1/30	500	559
Azusa CA Unified School District GO	5.000%	8/1/31	515	575
Azusa CA Unified School District GO	5.000%	8/1/32	600	669
Azusa CA Unified School District GO	5.000%	8/1/33	950	1,058
Azusa CA Unified School District GO	5.000%	8/1/34	1,055	1,174
Azusa CA Unified School District GO	5.000%	8/1/35	1,165	1,295
Azusa CA Unified School District GO	5.000%	8/1/36	1,000	1,110
Azusa CA Unified School District GO	5.000%	8/1/37	650	721
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/18	2,610	2,618
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/19 (Prere.)	75	78
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.250%	4/1/19 (Prere.)	11,355	11,831
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/23 (Prere.)	5,000	5,742
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/23 (Prere.)	8,100	9,302
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/23 (Prere.)	7,645	8,780
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/25	6,275	7,059

Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/28	5,020	5,628
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/29	10,020	11,046
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/29	7,100	7,948
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/30	13,000	14,210
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/30	16,700	18,667
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/31	4,000	4,201
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/31	1,960	2,123
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/31	16,140	18,014
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/34	25,395	27,088
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/35	22,770	24,140
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/37	33,750	35,563
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/38	8,745	9,180
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.875%	4/1/19	4,500	4,512
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.375%	4/1/20	11,000	10,941
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.875%	4/1/20	25,000	25,056
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.790%	4/1/21	20,500	20,675
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.000%	4/1/21	34,000	34,119
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.990%	5/1/23	19,000	19,312
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.990%	5/1/23	4,350	4,421
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.000%	4/1/24	19,645	19,148
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.190%	4/1/24	6,100	6,273
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.125%	4/1/25	14,000	13,599
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.850%	4/1/25	11,250	11,549
Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	5.000%	8/1/21	5,500	6,094
Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	5.000%	8/1/24	5,110	5,848
Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	0.000%	8/1/29 (2)	3,065	2,042
Brentwood CA Infrastructure Financing Authority
Revenue	5.000%	9/2/24 (4)	1,000	1,163

Brentwood CA Infrastructure Financing Authority
Revenue	5.000%	9/2/25 (4)	1,445	1,675
Brentwood CA Infrastructure Financing Authority
Revenue	5.000%	9/2/26 (4)	2,000	2,309
Brentwood CA Infrastructure Financing Authority
Revenue	5.000%	9/2/27 (4)	2,375	2,731
Brentwood CA Infrastructure Financing Authority
Revenue	5.000%	9/2/29 (4)	1,240	1,415
Brentwood CA Infrastructure Financing Authority
Revenue	5.000%	9/2/30 (4)	750	852
Brentwood CA Infrastructure Financing Authority
Water Revenue	5.000%	7/1/23	400	462
Brentwood CA Infrastructure Financing Authority
Water Revenue	5.000%	7/1/24	510	599
Brentwood CA Infrastructure Financing Authority
Water Revenue	5.000%	7/1/25	510	593
Brentwood CA Infrastructure Financing Authority
Water Revenue	4.000%	7/1/30	1,700	1,788
Brentwood CA Infrastructure Financing Authority
Water Revenue	4.000%	7/1/31	1,980	2,077
Brentwood CA Infrastructure Financing Authority
Water Revenue	4.000%	7/1/32	2,085	2,171
Brentwood CA Infrastructure Financing Authority
Water Revenue	4.000%	7/1/33	2,165	2,243
Brentwood CA Infrastructure Financing Authority
Water Revenue	4.000%	7/1/34	2,210	2,279
Burbank CA Redevelopment Agency Tax
Allocation Revenue	5.000%	12/1/20 (15)	1,610	1,758
Burbank CA Redevelopment Agency Tax
Allocation Revenue	5.000%	12/1/21 (15)	1,340	1,498
Burbank CA Unified School District GO	0.000%	8/1/32	3,655	3,194
California County CA Tobacco Securitization
Agency Revenue	5.000%	6/1/21	1,300	1,437
California County CA Tobacco Securitization
Agency Revenue	5.250%	6/1/21	9,070	9,204
California County CA Tobacco Securitization
Agency Revenue	5.000%	6/1/22	1,000	1,127
California County CA Tobacco Securitization
Agency Revenue	5.000%	6/1/23	2,400	2,759
California County CA Tobacco Securitization
Agency Revenue	5.000%	6/1/24	3,840	4,481
California Department of Veterans Affairs Home
Purchase Revenue	3.500%	12/1/45	4,765	4,966
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18 (Prere.)	10,485	10,551
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18 (Prere.)	11,415	11,487
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18 (Prere.)	4,190	4,217
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/19	19,610	20,443
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/19	1,215	1,267
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	24,410	26,260
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	43,330	46,614

California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20 (Prere.)	3,100	3,329
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20 (Prere.)	6,715	7,212
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	6,500	7,181
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	15,285	16,887
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	1,740	1,870
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	31,965	36,160
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	4,145	4,452
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	6/1/18 (Prere.)	4,905	4,951
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	6/1/18 (Prere.)	285	288
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	6/1/18 (Prere.)	8,280	8,358
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	6/1/18 (Prere.)	95	96
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/19 (ETM)	10	11
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/19 (Prere.)	7,960	8,447
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/19 (Prere.)	840	891
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/19	4,340	4,608
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/19	2,065	2,192
California Department of Water Resources
Water System Revenue (Central Valley
Project)	4.000%	12/1/20	4,000	4,269
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/20 (ETM)	30	33
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/20	1,220	1,335
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/20	4,550	4,978
1 California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/20 (Prere.)	1,850	2,034

California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/20 (Prere.)	1,155	1,270
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/20 (Prere.)	1,120	1,231
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/20 (Prere.)	970	1,066
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/20 (Prere.)	30	33
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/20 (Prere.)	30	33
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/20 (Prere.)	25	27
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/20 (Prere.)	2,905	3,190
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/20 (Prere.)	3,355	3,684
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/20 (Prere.)	3,455	3,794
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/21 (Prere.)	2,720	3,048
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/21 (Prere.)	3,910	4,381
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/21 (ETM)	1,045	1,167
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/21	4,600	5,158
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/21	2,410	2,702
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/21 (Prere.)	3,320	3,701
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/21 (Prere.)	3,500	3,901
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/21	3,430	3,846
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/22 (ETM)	1,105	1,258
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/22 (Prere.)	505	575

California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/22	4,895	5,607
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/22	3,000	3,436
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/23 (ETM)	55	64
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/23	1,450	1,693
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/24 (Prere.)	10	12
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/24 (Prere.)	5	6
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/24 (ETM)	30	35
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/24	2,345	2,787
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/25	3,025	3,644
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/26	2,035	2,404
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/26	3,000	3,654
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/27	4,050	4,774
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/27	2,945	3,621
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/28	30	33
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/28	500	610
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/29	30	33
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/29	7,750	8,760
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/29	1,010	1,225
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/30	2,520	3,038

California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/32	2,250	2,691
California Department of Water Resources
Water System Revenue (Central Valley
Project)	4.000%	12/1/33	6,900	7,364
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/34	560	662
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/35	1,045	1,232
3 California Department of Water Resources
Water System Revenue (Central Valley
Project) TOB VRDO	1.090%	3/7/18 (Prere.)	3,985	3,985
California Economic Recovery GO	5.000%	7/1/19 (ETM)	32,330	33,867
California Economic Recovery GO	5.000%	7/1/19 (Prere.)	43,745	45,825
California Economic Recovery GO	5.250%	7/1/19 (Prere.)	28,845	30,311
California Economic Recovery GO	5.250%	7/1/19 (Prere.)	16,540	17,381
California Educational Facilities Authority
Revenue (California Institute of Technology)
VRDO	0.940%	3/7/18	20,000	20,000
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/19	1,085	1,109
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/20	1,040	1,089
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/21	800	853
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/22	1,215	1,316
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/23	1,800	1,975
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/24	1,900	2,106
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/25	1,035	1,156
California Educational Facilities Authority
Revenue (Claremont McKenna College)	5.000%	1/1/26	1,020	1,219
California Educational Facilities Authority
Revenue (Claremont McKenna College)	5.000%	1/1/30	1,765	2,055
California Educational Facilities Authority
Revenue (Claremont McKenna College)	5.000%	1/1/31	1,875	2,173
California Educational Facilities Authority
Revenue (Claremont McKenna College)	5.000%	1/1/32	2,000	2,306
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/33	3,590	3,780
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/34	3,350	3,515
California Educational Facilities Authority
Revenue (College of Arts)	5.000%	6/1/20	790	843
California Educational Facilities Authority
Revenue (College of Arts)	5.000%	6/1/23	1,195	1,312
California Educational Facilities Authority
Revenue (College of Arts)	5.000%	6/1/24	380	415
California Educational Facilities Authority
Revenue (College of Arts)	5.250%	6/1/30	1,150	1,263

California Educational Facilities Authority
Revenue (Loyola Marymount University)	0.000%	10/1/36 (14)	4,585	2,209
California Educational Facilities Authority
Revenue (Occidental College)	4.000%	10/1/18	270	274
California Educational Facilities Authority
Revenue (Occidental College)	4.000%	10/1/19	200	208
California Educational Facilities Authority
Revenue (Occidental College)	5.000%	10/1/20	290	315
California Educational Facilities Authority
Revenue (Occidental College)	5.000%	10/1/21	145	161
California Educational Facilities Authority
Revenue (Occidental College)	5.000%	10/1/22	125	142
California Educational Facilities Authority
Revenue (Occidental College)	5.000%	10/1/23	130	150
California Educational Facilities Authority
Revenue (Occidental College)	5.000%	10/1/24	340	397
California Educational Facilities Authority
Revenue (Occidental College)	5.000%	10/1/26	260	306
California Educational Facilities Authority
Revenue (Occidental College)	5.000%	10/1/27	250	293
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/28	300	363
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/29	390	468
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/30	485	576
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/31	555	655
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/31	1,030	1,201
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/32	1,000	1,162
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/33	775	906
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/33	1,545	1,789
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/34	2,625	3,028
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/34	905	1,053
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/35	3,180	3,655
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/35	430	499
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/36	1,120	1,296
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/37	530	612
California Educational Facilities Authority
Revenue (University of Southern California)	5.000%	10/1/25	5,075	6,074
3 California Educational Facilities Authority
Revenue (University of Southern California)
TOB VRDO	1.120%	3/7/18	11,242	11,242
3 California Educational Facilities Authority
Revenue (University of Southern California)
TOB VRDO	1.120%	3/7/18	614	614

California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/20	1,770	1,923
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/21	2,100	2,334
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/22	2,130	2,411
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/23	1,870	2,151
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/24	2,500	2,915
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/25	2,365	2,786
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/31	1,005	1,133
California GO	5.000%	3/1/18	1,850	1,850
California GO	5.125%	3/1/18 (Prere.)	2,100	2,100
California GO	5.000%	4/1/18 (Prere.)	24,285	24,362
California GO	5.000%	4/1/18 (Prere.)	27,480	27,568
California GO	5.125%	4/1/18 (Prere.)	2,350	2,358
California GO	5.125%	4/1/18 (Prere.)	4,200	4,214
California GO	5.500%	4/1/18	15,250	15,303
California GO	5.000%	8/1/18	5	5
California GO	5.000%	2/1/19	4,715	4,872
California GO	5.500%	4/1/19	11,245	11,741
California GO	5.000%	8/1/19	35,445	37,220
California GO	4.000%	9/1/19	2,100	2,180
California GO	5.000%	10/1/19	21,000	22,164
California GO	5.000%	2/1/20	2,950	3,145
California GO	5.250%	2/1/20	7,500	8,032
California GO	5.000%	3/1/20	19,535	20,879
California GO	5.000%	8/1/20	35	35
California GO	5.000%	9/1/20	17,445	18,923
California GO	5.000%	9/1/20	3,690	4,003
California GO	5.000%	9/1/20	6,000	6,508
California GO	5.000%	10/1/20	5,555	6,039
California GO	5.250%	10/1/20	4,500	4,771
California GO	5.000%	11/1/20	47,795	52,081
California GO	5.000%	2/1/21	2,000	2,190
California GO	5.000%	3/1/21	2,250	2,405
California GO	5.000%	4/1/21	2,240	2,464
California GO	5.500%	4/1/21	2,055	2,145
California GO	5.000%	9/1/21	13,715	15,245
California GO	5.000%	9/1/21	1,310	1,456
California GO	5.000%	9/1/21	9,800	10,893
California GO	5.000%	10/1/21	2,575	2,868
California GO	5.000%	11/1/21	2,820	3,147
California GO	5.000%	2/1/22	1,210	1,355
California GO	5.000%	2/1/22	8,155	9,134
California GO	5.000%	4/1/22	4,550	5,115
California GO	5.000%	9/1/22	12,710	14,418
California GO	5.000%	9/1/22	10,025	11,372
California GO	5.250%	9/1/22	17,450	19,983
California GO	5.000%	10/1/22	15,000	17,044
California GO	5.000%	11/1/22	31,890	36,297
California GO	5.000%	2/1/23	15,020	17,149
California GO	5.000%	2/1/23	15,910	17,826
California GO	5.000%	8/1/23	11,055	12,749

California GO	5.000%	8/1/23	3,350	3,863
California GO	5.000%	9/1/23	7,110	8,072
California GO	5.000%	9/1/23	10,160	11,734
California GO	5.250%	9/1/23	2,550	2,860
California GO	5.000%	10/1/23	12,560	14,533
California GO	5.000%	10/1/23	860	995
California GO	5.000%	10/1/23	3,225	3,732
California GO	5.000%	11/1/23	20,000	23,174
California GO	5.000%	2/1/24	11,090	12,651
California GO	5.000%	3/1/24	3,000	3,200
California GO	5.000%	8/1/24	1,000	1,170
California GO	5.000%	8/1/24	25	25
California GO	5.000%	9/1/24	10,000	11,330
California GO	5.000%	9/1/24	1,105	1,294
California GO	5.000%	10/1/24	8,725	10,237
California GO	5.000%	11/1/24	5,000	5,437
California GO	5.000%	12/1/24	15,875	18,401
California GO	5.000%	2/1/25	12,950	14,452
California GO	5.500%	2/1/25	21,045	25,401
California GO	5.000%	8/1/25	45	45
California GO	5.000%	9/1/25	1,500	1,528
California GO	5.000%	9/1/25	4,010	4,752
California GO	5.000%	9/1/25	2,190	2,522
California GO	5.000%	9/1/25	2,185	2,473
California GO	5.000%	10/1/25	8,490	8,515
California GO	5.000%	10/1/25	13,865	15,814
California GO	5.000%	11/1/25	14,205	16,706
California GO	5.000%	11/1/25	1,520	1,653
California GO	5.000%	3/1/26	5,000	5,331
California GO	5.000%	8/1/26	18,235	21,812
California GO	5.000%	8/1/26	20,280	24,258
California GO	5.000%	9/1/26	2,500	2,546
California GO	5.000%	9/1/26	5,455	6,530
California GO	5.000%	11/1/26	7,500	8,154
California GO	5.750%	4/1/27	31,455	32,913
California GO	3.500%	8/1/27	26,345	28,428
California GO	4.500%	8/1/27	95	95
California GO	5.000%	8/1/27	17,155	20,391
California GO	5.000%	9/1/27	5,500	5,601
California GO	5.000%	10/1/27	13,915	15,828
California GO	5.250%	10/1/27	5,000	5,597
California GO	5.000%	11/1/27	4,975	6,013
California GO	5.750%	4/1/28	30,000	31,384
California GO	5.000%	8/1/28	6,510	7,644
California GO	4.000%	9/1/28	7,000	7,620
California GO	5.000%	9/1/28	17,500	17,819
California GO	5.000%	9/1/28	15,285	18,053
California GO	5.250%	9/1/28	6,000	6,701
California GO	5.000%	11/1/28	12,275	14,685
California GO	5.250%	2/1/29	2,790	3,152
California GO	5.000%	8/1/29	44,320	51,982
California GO	5.000%	8/1/29	4,000	4,692
California GO	5.000%	9/1/29	6,000	6,635
California GO	5.000%	9/1/29	1,395	1,638
California GO	5.000%	9/1/29	16,000	16,291
California GO	5.000%	9/1/29	6,100	7,164
California GO	5.000%	10/1/29	10,245	10,275

California GO	5.000%	11/1/29	20,735	24,689
California GO	4.500%	12/1/29	2,525	2,807
California GO	5.250%	3/1/30	20,000	21,437
California GO	5.000%	5/1/30	13,870	15,839
California GO	4.500%	8/1/30	40	40
California GO	5.000%	8/1/30	6,530	7,627
California GO	5.000%	8/1/30	22,185	26,139
California GO	5.000%	8/1/30	19,885	23,225
California GO	5.000%	9/1/30	10,000	11,051
California GO	5.000%	9/1/30	10,180	10,365
California GO	5.000%	9/1/30	9,180	10,713
California GO	5.250%	9/1/30	5,000	5,752
California GO	5.000%	10/1/30	5,800	6,671
California GO	4.000%	11/1/30	14,470	15,638
California GO	5.000%	11/1/30	8,740	10,325
California GO	5.000%	12/1/30	3,760	4,293
1 California GO	5.750%	4/1/31	37,030	38,714
California GO	5.000%	5/1/31	13,010	14,817
California GO	5.000%	8/1/31	18,015	20,982
California GO	5.000%	8/1/31	10,000	11,523
California GO	5.250%	8/1/31	5,755	6,794
California GO	5.000%	9/1/31	7,000	7,726
California GO	5.000%	9/1/31	3,030	3,526
California GO	5.000%	10/1/31	5,500	6,308
California GO	4.000%	11/1/31	15,000	16,132
California GO	5.000%	11/1/31	1,670	1,967
California GO	5.000%	12/1/31	6,000	6,836
California GO	5.000%	12/1/31	6,500	7,464
California GO	5.000%	2/1/32	2,540	2,813
California GO	5.000%	8/1/32	30,085	35,257
California GO	5.000%	8/1/32	5,000	5,790
California GO	5.250%	8/1/32	2,025	2,382
California GO	5.000%	9/1/32	15,000	17,394
1 California GO	5.000%	10/1/32	23,535	26,946
California GO	4.000%	11/1/32	12,110	12,993
California GO	5.000%	2/1/33	1,750	1,936
California GO	5.000%	2/1/33	1,760	1,967
California GO	5.000%	3/1/33	3,395	3,885
California GO	6.000%	3/1/33	12,000	13,029
1 California GO	6.500%	4/1/33	22,715	23,950
California GO	4.000%	8/1/33	15,000	15,913
California GO	5.000%	8/1/33	1,500	1,708
California GO	5.000%	9/1/33	3,830	4,329
California GO	5.000%	9/1/33	25,075	28,975
California GO	4.000%	11/1/33	12,500	13,357
California GO	5.000%	12/1/33	3,120	3,583
California GO	4.000%	8/1/34	18,000	19,027
California GO	5.000%	8/1/34	15,125	17,590
California GO	4.000%	9/1/34	4,715	4,986
California GO	4.000%	9/1/34	26,055	27,555
California GO	5.000%	9/1/34	10,630	12,223
California GO	5.000%	10/1/34	9,200	10,497
California GO	5.000%	8/1/35	9,000	10,308
California GO	5.000%	8/1/35	10,000	11,456
California GO	4.000%	9/1/35	3,365	3,549
California GO	5.000%	9/1/35	9,850	11,294
California GO	5.000%	9/1/35	10,000	11,466

California GO	5.000%	11/1/35	3,810	4,431
California GO	5.000%	11/1/35	1,000	1,163
California GO	5.000%	9/1/36	10,705	12,266
California GO	4.000%	11/1/36	7,000	7,373
California GO	5.000%	11/1/36	4,180	4,850
California GO	5.000%	11/1/37	9,000	10,418
2 California GO PUT	1.936%	12/3/18	1,000	1,001
California GO PUT	3.000%	12/1/19	52,000	52,985
California GO PUT	4.000%	12/1/21	21,905	23,432
California GO VRDO	0.970%	3/7/18 LOC	24,500	24,500
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/20	1,075	1,144
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/22	1,200	1,288
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/23	1,760	1,905
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/24	3,300	3,597
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/25	3,025	3,311
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/25	5,700	6,392
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/26	2,140	2,347
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/26	2,000	2,230
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/27	4,080	4,401
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/31	2,100	2,204
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/32	2,375	2,484
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/33	2,500	2,606
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/33	23,215	24,146
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/34	3,000	3,117
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/35	3,150	3,263
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.000%	3/1/19	215	222
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.000%	7/1/19 (ETM)	1,000	1,046
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	6.000%	7/1/19 (Prere.)	4,260	4,513
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.000%	3/1/20	4,750	5,058
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.000%	3/1/21	3,830	4,181
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/22	8,010	8,742
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/23	1,555	1,695
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.500%	7/1/25	5,400	5,474

California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.625%	7/1/25	19,820	20,763
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/27	7,500	8,155
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) VRDO	1.090%	3/7/18 LOC	29,400	29,400
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/19	1,000	1,051
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/20	2,130	2,304
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/21	2,000	2,218
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/26	6,980	8,309
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/29	7,250	8,607
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/31	1,760	2,062
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	4.000%	8/15/35	14,100	14,876
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/22	3,500	3,927
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/23	1,370	1,535
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/24	7,410	8,258
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/27	4,000	4,396
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/29	3,140	3,431
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	8/15/32	350	402
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	8/15/33	620	709
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	4.000%	8/15/34	820	852
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	8/15/35	3,650	4,147
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	8/15/36	4,100	4,648
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	8/15/37	1,335	1,500
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County)	6.250%	11/1/29	5,000	5,370
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County)	5.000%	11/1/31	2,000	2,193
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/19	300	313
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/21	450	491
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/22	875	973
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/23	760	846

California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/25	310	345
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/26	805	893
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/19	800	846
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	4.000%	11/15/20	750	797
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/21	1,400	1,559
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/23	1,520	1,727
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/24	1,700	1,923
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/25	2,275	2,563
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/32	12,500	13,907
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/35	3,500	3,879
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	3.000%	2/1/19	1,235	1,252
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	4.000%	2/1/20	1,715	1,793
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/27	1,250	1,476
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/28	3,000	3,410
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/28	1,350	1,576
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/29	1,000	1,129
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/29	2,500	2,903
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/30	2,205	2,475
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/31	5,930	6,631
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/32	2,610	2,912
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/33	3,295	3,667
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/33	3,015	3,441
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/34	2,390	2,654
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/34	2,510	2,856
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/35	4,020	4,456
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/35	3,500	3,974
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/36	3,000	3,399
California Health Facilities Financing Authority
Revenue (Kaiser Permanente)	5.000%	11/1/27	33,095	40,412

California Health Facilities Financing Authority
Revenue (Kaiser Permanente)	4.000%	11/1/38	25,000	26,058
California Health Facilities Financing Authority
Revenue (Kaiser Permanente) PUT	5.000%	11/1/22	5,000	5,684
California Health Facilities Financing Authority
Revenue (Kaiser Permanente) PUT	5.000%	11/1/22	40,000	45,470
3 California Health Facilities Financing Authority
Revenue (Kaiser Permanente) TOB VRDO	1.110%	3/7/18	5,500	5,500
3 California Health Facilities Financing Authority
Revenue (Kaiser Permanente) TOB VRDO	1.140%	3/7/18 LOC	7,435	7,435
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	4.000%	8/15/19	500	518
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/21	505	560
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/21	950	1,057
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/22	365	414
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/22	560	636
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/23	340	393
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/30	1,680	1,962
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/31	1,300	1,515
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/32	1,780	2,063
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/33	1,610	1,860
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	4.000%	8/15/34	1,500	1,543
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	11/15/34	400	465
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	11/15/35	550	637
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	11/15/36	1,050	1,214
3 California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford) TOB VRDO	1.120%	3/7/18	4,000	4,000

3 California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford) TOB VRDO	1.120%	3/7/18	6,540	6,540
3 California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford) TOB VRDO	1.120%	3/7/18	6,665	6,665
3 California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford) TOB VRDO	1.140%	3/7/18	2,060	2,060
3 California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford) TOB VRDO	1.140%	3/7/18	7,705	7,705
California Health Facilities Financing Authority
Revenue (Marshall Medical Center)	5.000%	11/1/24	850	987
California Health Facilities Financing Authority
Revenue (Marshall Medical Center)	5.000%	11/1/25	425	489
California Health Facilities Financing Authority
Revenue (Marshall Medical Center)	5.000%	11/1/26	775	890
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	4.000%	10/1/19	1,520	1,580
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/19	1,000	1,055
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	4.000%	10/1/20	1,835	1,947
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	4.000%	10/1/21	1,020	1,099
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/21	1,055	1,177
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	4.000%	10/1/22	2,250	2,455
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/22	2,450	2,791
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/24	5,000	5,597
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/25	5,000	5,587
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/18	335	339
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/20	300	323
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/21	465	514
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/22	175	197
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/24	370	429
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/25	500	586
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/26	750	867

California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/28	880	1,011
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/29	855	979
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/31	870	990
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	6.250%	10/1/18 (Prere.)	4,000	4,116
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	6.250%	10/1/18 (Prere.)	3,030	3,118
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/25	2,610	3,040
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/26	2,700	3,120
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/28	1,840	2,113
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/30	4,000	4,566
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/31	5,000	5,710
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/33	5,000	5,694
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/34	5,650	6,419
California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group)	5.000%	10/1/30	2,015	2,332
California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group)	5.000%	10/1/31	2,200	2,542
California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group)	4.000%	10/1/34	2,250	2,357
California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group)	4.000%	10/1/35	8,000	8,324
California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group) PUT	1.250%	10/1/20	6,420	6,343
California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group) PUT	2.000%	10/1/25	18,000	17,333
California Health Facilities Financing Authority
Revenue (Rady Children's Hospital)	5.000%	8/15/20	500	541
California Health Facilities Financing Authority
Revenue (Rady Children's Hospital)	5.500%	8/15/26	6,000	6,672
California Health Facilities Financing Authority
Revenue (Rady Children's Hospital)	5.000%	8/15/31	2,865	3,114
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	10/1/18	3,000	3,065
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	11/15/25	760	843
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	11/15/27	860	954

California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	11/15/28	1,175	1,302
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	11/15/32	1,000	1,101
California Health Facilities Financing Authority
Revenue (Scripps Health) VRDO	1.040%	3/7/18	12,000	12,000
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.000%	7/1/29	4,995	5,662
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.500%	7/1/29	10,000	10,507
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.000%	7/1/33	6,250	7,018
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/15/20	12,500	13,525
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	8/15/19	2,000	2,100
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.250%	11/15/20 (Prere.)	2,000	2,198
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	4.000%	8/15/21	2,250	2,424
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	8/15/23	1,855	2,106
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/19	2,000	2,101
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/20	2,200	2,383
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/21	1,275	1,415
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/21	500	558
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/22	1,185	1,313
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/22	200	227
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/23	300	347
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/24	420	492
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/24	1,055	1,236
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/25	420	498
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/25	650	770
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.500%	8/15/26	4,750	5,177
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/26	400	473
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/26	1,015	1,213
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/27	480	564
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/28	500	585
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/28	1,250	1,478

California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/29	850	1,001
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/30	1,170	1,371
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.250%	8/15/31	5,555	6,172
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.875%	8/15/31	5,000	5,485
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/31	1,150	1,344
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/32	1,410	1,643
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/33	3,580	4,154
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/34	4,000	4,622
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/35	3,195	3,678
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/35	5,000	5,800
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/36	3,050	3,501
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/36	3,605	4,172
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/37	3,000	3,455
California Health Facilities Financing Authority
Revenue (Sutter Health) PUT	1.000%	8/15/19	6,000	5,948
4 California Infrastructure & Economic
Development Bank Revenueank Revenue	5.000%	10/1/22	7,855	8,944
California Infrastructure & Economic
Development Bank Revenue	5.000%	7/1/20	200	214
California Infrastructure & Economic
Development Bank Revenue	5.000%	7/1/21	300	329
California Infrastructure & Economic
Development Bank Revenue	5.000%	7/1/22	255	285
California Infrastructure & Economic
Development Bank Revenue	4.000%	10/1/22	1,000	1,095
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/22	1,400	1,595
California Infrastructure & Economic
Development Bank Revenue	5.000%	7/1/23	250	284
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/23	1,800	2,088
4 California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/23	4,000	4,638
California Infrastructure & Economic
Development Bank Revenue	5.000%	7/1/24	600	692
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/24	1,300	1,533
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/24	1,175	1,386
4 California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/24	3,990	4,704
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/25	1,510	1,804

4 California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/25	5,000	5,971
California Infrastructure & Economic
Development Bank Revenue	5.000%	7/1/26	770	907
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/26	1,500	1,811
California Infrastructure & Economic
Development Bank Revenue	5.000%	7/1/27	1,775	2,072
California Infrastructure & Economic
Development Bank Revenue	4.000%	7/1/29	910	975
California Infrastructure & Economic
Development Bank Revenue (Academy of
Motion Picture Arts & Sciences Obligated
Group)	5.000%	11/1/20	1,000	1,089
California Infrastructure & Economic
Development Bank Revenue (Academy of
Motion Picture Arts & Sciences Obligated
Group)	5.000%	11/1/21	810	903
California Infrastructure & Economic
Development Bank Revenue (Academy of
Motion Picture Arts & Sciences Obligated
Group)	5.000%	11/1/29	1,500	1,716
California Infrastructure & Economic
Development Bank Revenue (Independent
System Operator Corp. Project)	5.000%	2/1/34	10,000	11,086
California Infrastructure & Economic
Development Bank Revenue (Pacific Gas &
Electric Co.) PUT	1.750%	6/1/22	4,000	3,876
California Infrastructure & Economic
Development Bank Revenue (Pacific Gas &
Electric Co.) VRDO	0.970%	3/1/18 LOC	14,800	14,800
California Infrastructure & Economic
Development Bank Revenue (Salvation Army
Western Territory)	5.000%	9/1/26	840	994
California Infrastructure & Economic
Development Bank Revenue (Salvation Army
Western Territory)	5.000%	9/1/27	840	986
California Infrastructure & Economic
Development Bank Revenue (Salvation Army
Western Territory)	5.000%	9/1/28	555	647
California Infrastructure & Economic
Development Bank Revenue (Salvation Army
Western Territory)	5.000%	9/1/29	1,000	1,161
California Infrastructure & Economic
Development Bank Revenue (Salvation Army
Western Territory)	4.000%	9/1/31	1,760	1,863
California Infrastructure & Economic
Development Bank Revenue (Salvation Army
Western Territory)	5.000%	9/1/32	1,130	1,293
California Infrastructure & Economic
Development Bank Revenue (Salvation Army
Western Territory)	4.000%	9/1/34	715	746
California Infrastructure & Economic
Development Bank Revenue (Salvation Army
Western Territory)	4.000%	9/1/35	750	780

California Infrastructure & Economic
Development Bank Revenue (Sanford
Consortium for Regenerative Medicine)	5.000%	5/15/28	1,030	1,218
California Infrastructure & Economic
Development Bank Revenue (Sanford
Consortium for Regenerative Medicine)	5.000%	5/15/29	740	869
California Infrastructure & Economic
Development Bank Revenue (Sanford
Consortium for Regenerative Medicine)	5.000%	5/15/30	1,080	1,261
California Infrastructure & Economic
Development Bank Revenue (Sanford
Consortium for Regenerative Medicine)	5.000%	5/15/31	1,225	1,423
California Infrastructure & Economic
Development Bank Revenue (Sanford
Consortium for Regenerative Medicine)	5.000%	5/15/32	1,140	1,319
California Infrastructure & Economic
Development Bank Revenue (Sanford
Consortium for Regenerative Medicine)	5.000%	5/15/33	1,110	1,279
California Infrastructure & Economic
Development Bank Revenue (Sanford
Consortium for Regenerative Medicine)	5.000%	5/15/34	2,850	3,271
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/18	500	503
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/19	1,560	1,624
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/20	1,070	1,146
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/21	1,000	1,098
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/22	1,500	1,680
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/23	1,150	1,309
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/24	1,300	1,501
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/25	1,365	1,595
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/26	1,430	1,687
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/26	1,190	1,404
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/27	1,500	1,771
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/30	1,500	1,743

California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/31	1,000	1,158
California Infrastructure & Economic
Development Bank Revenue (Segerstrom
Center for the Arts Project)	5.000%	1/1/25	10,000	11,608
California Infrastructure & Economic
Development Bank Revenue (University of
California)	5.000%	5/15/36	1,780	2,081
California Infrastructure & Economic
Development Bank Revenue (University of
California)	5.000%	5/15/37	2,500	2,915
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.375%	2/1/19 (Prere.)	16,610	17,218
California Municipal Finance Authority Mobile
Home Park Revenue (Caritas Affordable
Housing Inc. Projects)	4.000%	8/15/19	635	654
California Municipal Finance Authority Mobile
Home Park Revenue (Caritas Affordable
Housing Inc. Projects)	4.000%	8/15/20	865	905
California Municipal Finance Authority Mobile
Home Park Revenue (Caritas Affordable
Housing Inc. Projects)	4.000%	8/15/21	900	952
California Municipal Finance Authority Mobile
Home Park Revenue (Caritas Affordable
Housing Inc. Projects)	5.000%	8/15/21	1,130	1,245
California Municipal Finance Authority Mobile
Home Park Revenue (Caritas Affordable
Housing Inc. Projects)	4.000%	8/15/22	690	736
California Municipal Finance Authority Mobile
Home Park Revenue (Caritas Affordable
Housing Inc. Projects)	5.000%	8/15/23	400	454
California Municipal Finance Authority Mobile
Home Park Revenue (Caritas Affordable
Housing Inc. Projects)	5.000%	8/15/24	1,025	1,160
California Municipal Finance Authority Mobile
Home Park Revenue (Caritas Affordable
Housing Inc. Projects)	5.000%	8/15/26	1,130	1,298
California Municipal Finance Authority Mobile
Home Park Revenue (Caritas Affordable
Housing Inc. Projects)	5.000%	8/15/30	1,000	1,093
California Municipal Finance Authority Mobile
Home Park Revenue (Caritas Affordable
Housing Inc. Projects)	5.000%	8/15/31	600	678
California Municipal Finance Authority Mobile
Home Park Revenue (Caritas Affordable
Housing Inc. Projects)	4.000%	8/15/37	1,000	1,013
California Municipal Finance Authority Mobile
Home Park Revenue (Caritas Affordable
Housing Inc.)	5.000%	8/15/22	325	365
California Municipal Finance Authority Recovery
Zone Revenue (Chevron USA Inc. Project)
VRDO	1.000%	3/1/18	69,355	69,355
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/24	1,610	1,892

California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/26	5,360	6,349
California Municipal Finance Authority Revenue
(Anaheim Water System Project Revenue)	4.000%	10/1/31	3,955	4,180
California Municipal Finance Authority Revenue
(Anaheim Water System Project Revenue)	4.000%	10/1/32	4,220	4,451
California Municipal Finance Authority Revenue
(Anaheim Water System Project Revenue)	4.000%	10/1/33	4,390	4,617
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/19	1,450	1,502
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/20	1,760	1,874
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/21	1,300	1,418
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/22	1,000	1,111
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/23	1,285	1,452
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/24	1,325	1,519
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/25	1,180	1,365
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/35	2,490	2,718
California Municipal Finance Authority Revenue
(Biola University)	4.000%	10/1/19	205	214
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/21	375	418
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/22	130	148
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/24	375	435
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/25	305	356
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/29	410	485
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/29	660	732
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/30	585	690
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/30	500	553
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/31	1,050	1,233
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/32	1,190	1,390
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/34	570	657
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/35	1,100	1,264
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/36	645	740
California Municipal Finance Authority Revenue
(Channing House Project)	5.000%	5/15/32	355	418
California Municipal Finance Authority Revenue
(Channing House Project)	5.000%	5/15/37	250	291

California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/19	500	514
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/20	2,005	2,121
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/20	625	661
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/21	1,000	1,083
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/21	1,000	1,083
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/22	1,000	1,104
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/22	500	552
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/23	1,000	1,120
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/23	835	935
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/24	500	568
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/24	2,390	2,715
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/25	650	746
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/25	1,700	1,952
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/26	700	799
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/26	2,025	2,336
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/27	600	680
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/27	1,500	1,737
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/28	750	847
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/29	1,895	2,130

California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/31	3,470	3,864
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/32	3,655	4,060
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/32	2,100	2,363
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/33	3,835	4,245
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/33	3,225	3,611
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/34	4,035	4,453
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/34	4,250	4,734
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/35	4,000	4,407
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/35	4,675	5,185
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/36	2,000	2,210
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/37	1,500	1,652
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/20 (ETM)	1,375	1,481
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.125%	7/1/20 (Prere.)	2,150	2,322
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/24	1,000	1,140
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/25	1,000	1,148
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/27	700	811
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/28	1,365	1,584
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/29	1,520	1,755
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/30	770	886
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/30	1,000	1,150
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/31	1,000	1,146
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/31	1,000	1,146
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/32	900	1,028

California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/33	1,030	1,171
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/33	1,500	1,706
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/34	1,575	1,784
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/35	1,745	1,971
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/35	2,000	2,259
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/36	1,900	2,141
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/36	1,800	2,029
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/37	1,500	1,687
California Municipal Finance Authority Revenue
(Emerson College)	5.000%	1/1/25	650	747
California Municipal Finance Authority Revenue
(Emerson College)	5.000%	1/1/26	500	580
California Municipal Finance Authority Revenue
(Emerson College)	5.000%	1/1/27	570	667
California Municipal Finance Authority Revenue
(Emerson College)	5.000%	1/1/28	680	802
California Municipal Finance Authority Revenue
(Emerson College)	5.000%	1/1/29	500	586
California Municipal Finance Authority Revenue
(Emerson College)	5.000%	1/1/30	600	701
California Municipal Finance Authority Revenue
(Emerson College)	5.000%	1/1/31	1,020	1,185
California Municipal Finance Authority Revenue
(Emerson College)	5.000%	1/1/32	645	746
California Municipal Finance Authority Revenue
(Emerson College)	5.000%	1/1/33	700	806
California Municipal Finance Authority Revenue
(Emerson College)	5.000%	1/1/34	1,000	1,148
California Municipal Finance Authority Revenue
(Emerson College)	5.000%	1/1/36	1,750	2,003
California Municipal Finance Authority Revenue
(Emerson College)	5.000%	1/1/37	1,000	1,142
California Municipal Finance Authority Revenue
(Institute on Aging Project)	5.000%	8/15/26	630	749
California Municipal Finance Authority Revenue
(Institute on Aging Project)	5.000%	8/15/28	940	1,118
California Municipal Finance Authority Revenue
(Institute on Aging Project)	5.000%	8/15/30	1,435	1,684
California Municipal Finance Authority Revenue
(Institute on Aging Project)	5.000%	8/15/31	1,380	1,613
California Municipal Finance Authority Revenue
(Institute on Aging Project)	5.000%	8/15/35	975	1,120
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	4.000%	11/1/22	1,000	1,060
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	4.000%	11/1/23	2,465	2,618
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/23	1,000	1,114

California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/24	1,825	2,047
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/24	1,000	1,122
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/25	1,000	1,129
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/25	1,000	1,129
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/26	1,000	1,133
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/26	1,000	1,133
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/27	1,000	1,136
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/27	1,500	1,693
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/28	3,500	3,991
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/28	1,500	1,682
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.250%	11/1/29	1,250	1,416
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/30	1,450	1,610
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.250%	11/1/31	1,250	1,404
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.250%	11/1/36	4,000	4,400
California Municipal Finance Authority Revenue
(Pomona College)	5.000%	1/1/32	1,150	1,382
California Municipal Finance Authority Revenue
(Pomona College)	5.000%	1/1/33	500	595
California Municipal Finance Authority Revenue
(Pomona College)	3.000%	1/1/34	1,250	1,185
California Municipal Finance Authority Revenue
(Pomona College)	3.125%	1/1/35	2,000	1,913
California Municipal Finance Authority Revenue
(Pomona College)	3.125%	1/1/36	1,525	1,450
California Municipal Finance Authority Revenue
(Pomona College)	4.000%	1/1/37	1,400	1,468
California Municipal Finance Authority Revenue
(Pomona College)	4.000%	1/1/38	1,835	1,922
California Municipal Finance Authority Revenue
(Retirement Housing Foundation Obligated
Group)	5.000%	11/15/24	300	347
California Municipal Finance Authority Revenue
(Retirement Housing Foundation Obligated
Group)	5.000%	11/15/25	400	467
California Municipal Finance Authority Revenue
(Retirement Housing Foundation Obligated
Group)	5.000%	11/15/26	475	558
California Municipal Finance Authority Revenue
(Retirement Housing Foundation Obligated
Group)	5.000%	11/15/27	650	769
California Municipal Finance Authority Revenue
(Retirement Housing Foundation Obligated
Group)	5.000%	11/15/28	450	535

California Municipal Finance Authority Revenue
(University of La Verne)	4.000%	6/1/18	250	252
California Municipal Finance Authority Revenue
(University of La Verne)	4.750%	6/1/18 (ETM)	2,325	2,346
California Municipal Finance Authority Revenue
(University of La Verne)	4.000%	6/1/19	400	413
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/19 (ETM)	2,375	2,482
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/20	300	322
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/21	350	385
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/22	250	280
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/23	600	684
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/24	350	404
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/25	1,000	1,166
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/27	2,565	3,029
California Municipal Finance Authority Student
Housing Revenue (Bowles Hall Foundation)	5.000%	6/1/35	1,270	1,379
California Municipal Finance Authority Water
Revenue (San Bernardino Municipal Water
Department)	5.000%	8/1/31 (15)	1,455	1,668
California Municipal Finance Authority Water
Revenue (San Bernardino Municipal Water
Department)	5.000%	8/1/36 (15)	1,805	2,037
California Pollution Control Financing Authority
Revenue (Pacific Gas & Electric Co.) VRDO	0.980%	3/1/18 LOC	43,400	43,400
California Public Finance Authority Revenue
(Henry Mayo Newhall Memorial Hospital)	5.000%	10/15/29	700	784
California Public Finance Authority Revenue
(Henry Mayo Newhall Memorial Hospital)	5.000%	10/15/30	500	558
California Public Finance Authority Revenue
(Henry Mayo Newhall Memorial Hospital)	5.000%	10/15/31	535	595
California Public Finance Authority Revenue
(Henry Mayo Newhall Memorial Hospital)	5.000%	10/15/32	500	554
California Public Finance Authority Revenue
(Henry Mayo Newhall Memorial Hospital)	5.000%	10/15/33	500	552
California Public Works Board Lease Revenue	5.000%	3/1/19	7,155	7,416
California Public Works Board Lease Revenue	5.000%	3/1/20	7,955	8,498
California Public Works Board Lease Revenue	5.000%	10/1/20	14,810	16,090
California Public Works Board Lease Revenue	5.000%	3/1/21	1,800	1,973
California Public Works Board Lease Revenue	5.000%	10/1/21	7,510	8,356
California Public Works Board Lease Revenue	5.000%	3/1/22	1,600	1,793
California Public Works Board Lease Revenue	5.000%	10/1/22	5,760	6,537
California Public Works Board Lease Revenue	5.000%	10/1/28	13,675	16,340
California Public Works Board Lease Revenue	5.000%	10/1/29	12,250	14,546
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/19	12,200	12,749
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/19	5,380	5,676
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/20	4,180	4,499

California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/20	13,000	14,091
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/20	5,655	6,144
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/21	7,375	8,141
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/21	1,425	1,586
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/21	5,945	6,615
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/22	9,425	10,624
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/22	1,500	1,702
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/22	6,250	7,093
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/23	2,350	2,715
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/23	5,270	6,089
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/24	4,270	4,990
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/24	1,955	2,289
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/25	3,020	3,557
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/31	5,000	5,681
California Public Works Board Lease Revenue
(Department of Corrections)	5.750%	10/1/31	6,000	6,774
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/32	5,025	5,697
California Public Works Board Lease Revenue
(Department of Corrections)	5.250%	10/1/32	5,015	5,784
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/33	5,000	5,646
California Public Works Board Lease Revenue
(Department of Corrections)	5.250%	10/1/33	3,000	3,452
California Public Works Board Lease Revenue
(Department of Corrections)	4.500%	9/1/35	25,000	26,862
California Public Works Board Lease Revenue
(Department of General Services)	6.000%	4/1/19 (Prere.)	5,000	5,250
California Public Works Board Lease Revenue
(Department of State Hospitals)	5.000%	6/1/28	5,825	6,592
California Public Works Board Lease Revenue
(Department of State Hospitals)	5.000%	6/1/29	8,975	10,138
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/24	400	445
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/25	1,525	1,730
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.250%	12/1/25	1,550	1,736
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/26	1,580	1,787
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/27	7,000	7,746

California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/28	2,860	3,221
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/28	4,980	5,501
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/29	2,500	2,811
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/29	5,000	5,510
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/32	3,200	3,578
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/33	1,650	1,841
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	6/1/20 (ETM)	7,670	8,268
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	10/1/20 (ETM)	2,015	2,191
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	10/1/21 (ETM)	1,650	1,841
California Public Works Board Lease Revenue
(Riverside Campus)	5.000%	4/1/27	2,410	2,884
California Public Works Board Lease Revenue
(Riverside Campus)	5.000%	4/1/28	4,000	4,754
California Public Works Board Lease Revenue
(Riverside Campus)	5.000%	4/1/29	5,235	6,180
California Public Works Board Lease Revenue
(Riverside Campus)	5.000%	4/1/30	2,435	2,858
California Public Works Board Lease Revenue
(Riverside Campus)	5.000%	4/1/32	2,000	2,330
California Public Works Board Lease Revenue
(Riverside Campus)	5.000%	4/1/33	2,500	2,901
California Public Works Board Lease Revenue
(Riverside Campus)	5.000%	4/1/34	2,575	2,977
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/18	4,000	4,099
California Public Works Board Lease Revenue
(Various Capital Projects)	5.250%	11/1/19 (Prere.)	5,000	5,313
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	1/1/20	10,000	10,628
California Public Works Board Lease Revenue
(Various Capital Projects)	5.375%	3/1/20 (Prere.)	9,065	9,761
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/20	4,160	4,455
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/20	5,850	6,280
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/20	1,600	1,746
1 California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21 (Prere.)	5,000	5,602
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21 (ETM)	5,400	6,050
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21 (Prere.)	2,645	2,964
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21	2,965	3,312
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21	1,110	1,240

California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/22	2,765	3,111
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	9/1/22 (Prere.)	3,000	3,413
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	9/1/22 (Prere.)	3,000	3,413
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/22	1,575	1,790
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/22	1,195	1,361
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/23	4,180	4,700
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/23	1,035	1,178
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/24	2,055	2,332
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/25	3,610	4,093
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/28	4,335	5,011
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/29	1,175	1,351
California Public Works Board Lease Revenue
(Various Capital Projects)	4.000%	4/1/30	14,980	16,059
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/30	1,250	1,431
California Public Works Board Lease Revenue
(Various Capital Projects)	5.500%	11/1/30	5,595	6,515
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/31	1,650	1,848
California Public Works Board Lease Revenue
(Various Capital Projects)	5.500%	11/1/31	7,150	8,305
California Public Works Board Lease Revenue
(Various Capital Projects)	4.000%	4/1/32	14,895	15,806
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	10/1/32	4,520	5,301
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/32	11,465	12,826
California Public Works Board Lease Revenue
(Various Capital Projects)	5.500%	11/1/33	4,670	5,400
California State University Systemwide Revenue	5.000%	5/1/18 (Prere.)	8,250	8,302
California State University Systemwide Revenue	5.000%	5/1/18 (Prere.)	11,225	11,296
California State University Systemwide Revenue	5.000%	5/1/18 (Prere.)	4,840	4,871
California State University Systemwide Revenue	5.000%	5/1/18 (Prere.)	7,410	7,457
California State University Systemwide Revenue	5.250%	5/1/19 (Prere.)	3,515	3,673
California State University Systemwide Revenue	5.000%	11/1/19	2,300	2,434
California State University Systemwide Revenue	5.000%	11/1/20	1,670	1,824
California State University Systemwide Revenue	5.000%	11/1/22	1,500	1,715
California State University Systemwide Revenue	5.000%	11/1/23	4,010	4,470
California State University Systemwide Revenue	5.000%	11/1/24	2,925	3,258
California State University Systemwide Revenue	5.000%	11/1/24	4,505	5,326
California State University Systemwide Revenue	5.000%	11/1/24	440	443
California State University Systemwide Revenue	5.000%	11/1/25	1,245	1,492
California State University Systemwide Revenue	5.000%	11/1/25	595	599
California State University Systemwide Revenue	5.000%	11/1/26	2,100	2,527
California State University Systemwide Revenue	5.000%	11/1/26	405	407
California State University Systemwide Revenue	5.000%	11/1/27	5,740	6,373

California State University Systemwide Revenue	5.000%	11/1/27	160	161
California State University Systemwide Revenue	5.000%	11/1/27	2,100	2,496
California State University Systemwide Revenue	5.000%	11/1/28	5,000	5,850
California State University Systemwide Revenue	5.000%	11/1/28	2,635	3,118
California State University Systemwide Revenue	4.000%	11/1/29	3,925	4,215
California State University Systemwide Revenue	5.000%	11/1/30	2,020	2,384
California State University Systemwide Revenue	5.000%	11/1/30 (4)	250	252
California State University Systemwide Revenue	5.000%	11/1/30	2,920	3,426
California State University Systemwide Revenue	4.000%	11/1/31	8,145	8,650
California State University Systemwide Revenue	5.000%	11/1/31	8,900	10,335
California State University Systemwide Revenue	5.000%	11/1/31	8,220	9,662
California State University Systemwide Revenue	5.000%	11/1/31	10,080	11,797
California State University Systemwide Revenue	5.000%	11/1/32	5,035	5,898
California State University Systemwide Revenue	5.000%	11/1/32	12,945	15,101
California State University Systemwide Revenue	5.000%	11/1/32	6,015	7,115
California State University Systemwide Revenue	5.000%	11/1/33	10,135	11,832
California State University Systemwide Revenue	5.000%	11/1/33	5,775	6,715
California State University Systemwide Revenue	5.000%	11/1/33	6,335	7,454
California State University Systemwide Revenue	4.000%	11/1/34	10,025	10,553
California State University Systemwide Revenue	5.000%	11/1/34	5,000	5,766
California State University Systemwide Revenue	5.000%	11/1/34	5,000	5,848
California State University Systemwide Revenue	4.000%	11/1/35	8,875	9,316
California State University Systemwide Revenue	5.000%	11/1/35	6,775	7,795
California State University Systemwide Revenue	5.000%	11/1/35	13,205	15,275
California State University Systemwide Revenue	5.000%	11/1/35	8,000	9,315
California State University Systemwide Revenue	5.000%	11/1/36	3,000	3,467
California State University Systemwide Revenue	5.000%	11/1/37	3,640	4,210
California State University Systemwide Revenue
PUT	4.000%	11/1/21	23,465	25,098
California State University Systemwide Revenue
PUT	4.000%	11/1/23	19,435	21,213
California Statewide Communities Development
Authority Pollution Control Revenue (Chevron
USA Inc. Project) VRDO	1.000%	3/1/18	12,750	12,750
California Statewide Communities Development
Authority Pollution Control Revenue (Southern
California Edison Co.) PUT	1.375%	4/2/18	2,500	2,500
California Statewide Communities Development
Authority Pollution Control Revenue (Southern
California Edison Co.) PUT	2.625%	12/1/23	10,500	10,587
California Statewide Communities Development
Authority Revenue (899 Charleston Project)	5.000%	11/1/19	375	386
California Statewide Communities Development
Authority Revenue (899 Charleston Project)	5.000%	11/1/24	1,000	1,081
California Statewide Communities Development
Authority Revenue (899 Charleston Project)	5.000%	11/1/29	1,650	1,765
California Statewide Communities Development
Authority Revenue (899 Charleston Project)	5.000%	11/1/34	3,700	3,901
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	3.000%	3/1/18	450	450
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	4.000%	3/1/19	500	512
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	4.000%	3/1/20	750	783

California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/22	1,500	1,670
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/23	1,500	1,697
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/24	1,080	1,241
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/25	765	889
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/26	1,500	1,760
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/32	5,000	5,658
California Statewide Communities Development
Authority Revenue (Beverly Community
Hospital Association)	4.000%	11/1/21	215	226
California Statewide Communities Development
Authority Revenue (Beverly Community
Hospital Association)	5.000%	11/1/22	225	247
California Statewide Communities Development
Authority Revenue (Beverly Community
Hospital Association)	5.000%	11/1/23	235	259
California Statewide Communities Development
Authority Revenue (Beverly Community
Hospital Association)	3.000%	11/1/24	245	243
California Statewide Communities Development
Authority Revenue (Beverly Community
Hospital Association)	3.000%	11/1/25	260	256
California Statewide Communities Development
Authority Revenue (Beverly Community
Hospital Association)	3.125%	11/1/26	265	261
California Statewide Communities Development
Authority Revenue (Beverly Community
Hospital Association)	5.000%	11/1/27	270	306
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/18	275	282
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/19 (4)	250	265
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/20 (4)	210	229
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/21 (4)	200	223
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/22 (4)	200	227
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/23 (4)	400	462

California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/24 (4)	500	586
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/27 (4)	1,660	1,904
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/28 (4)	900	1,026
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/34 (4)	2,500	2,811
California Statewide Communities Development
Authority Revenue (Citrus Valley Health
Partners)	4.134%	4/1/28 (14)	7,000	7,000
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	4.000%	11/1/18	245	249
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	4.000%	11/1/19	375	390
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/20	100	108
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	4.000%	11/1/21	345	370
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/22	375	425
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/23	275	317
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/24	300	348
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/25	355	409
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/26	325	372
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/27	750	854
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/28	1,310	1,487
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/29	700	791
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/30	1,040	1,168
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.250%	11/1/30	11,500	12,329

California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/31	1,000	1,121
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/32	1,690	1,890
California Statewide Communities Development
Authority Revenue (Daughters of Charity
Health System)	5.500%	7/1/22	3,050	3,057
California Statewide Communities Development
Authority Revenue (Daughters of Charity
Health System)	5.750%	7/1/24	9,160	9,182
California Statewide Communities Development
Authority Revenue (Daughters of Charity
Health System)	5.750%	7/1/25	1,270	1,273
California Statewide Communities Development
Authority Revenue (Enloe Medical Center)	5.000%	8/15/30	2,500	2,870
California Statewide Communities Development
Authority Revenue (Enloe Medical Center)	5.000%	8/15/31	4,040	4,632
California Statewide Communities Development
Authority Revenue (Enloe Medical Center)	5.000%	8/15/33	4,000	4,553
California Statewide Communities Development
Authority Revenue (Enloe Medical Center)	5.000%	8/15/34	4,795	5,436
California Statewide Communities Development
Authority Revenue (Enloe Medical Center)	5.000%	8/15/35	1,000	1,131
California Statewide Communities Development
Authority Revenue (Episcopal Communities &
Services)	5.000%	5/15/18	610	615
California Statewide Communities Development
Authority Revenue (Episcopal Communities &
Services)	5.000%	5/15/27	500	553
California Statewide Communities Development
Authority Revenue (Episcopal Communities &
Services)	5.000%	5/15/32	680	739
California Statewide Communities Development
Authority Revenue (Eskaton Properties Inc.
Obligated Group)	5.000%	11/15/23	1,110	1,259
California Statewide Communities Development
Authority Revenue (Eskaton Properties Inc.
Obligated Group)	5.250%	11/15/34	4,350	4,716
California Statewide Communities Development
Authority Revenue (Front Porch Communities)	5.000%	4/1/20	240	256
California Statewide Communities Development
Authority Revenue (Front Porch Communities)	5.000%	4/1/21	170	185
California Statewide Communities Development
Authority Revenue (Front Porch Communities)	5.000%	4/1/22	120	133
California Statewide Communities Development
Authority Revenue (Front Porch Communities)	5.000%	4/1/23	200	225
California Statewide Communities Development
Authority Revenue (Front Porch Communities)	5.000%	4/1/26	350	406
California Statewide Communities Development
Authority Revenue (Front Porch Communities)	5.000%	4/1/27	160	187
California Statewide Communities Development
Authority Revenue (Front Porch Communities)	5.000%	4/1/28	420	486
California Statewide Communities Development
Authority Revenue (Front Porch Communities)	5.000%	4/1/29	470	541

California Statewide Communities Development
Authority Revenue (Front Porch Communities)	4.000%	4/1/32	255	264
California Statewide Communities Development
Authority Revenue (Front Porch Communities)	4.000%	4/1/34	350	359
California Statewide Communities Development
Authority Revenue (Front Porch Communities)	4.000%	4/1/36	630	641
California Statewide Communities Development
Authority Revenue (Front Porch Communities)	4.000%	4/1/37	650	660
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/18	500	506
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/19	500	521
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/20	325	349
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/21	275	302
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/22	250	280
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/23	650	738
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/24	750	863
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/25	800	919
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/26	1,000	1,142
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/27	2,020	2,295
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/28	3,000	3,395
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/29	3,000	3,382
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/30	4,575	5,141
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/31	4,000	4,482
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/32	3,790	4,233
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/33	2,500	2,785

California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/34	2,000	2,222
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	4/1/19	3,190	3,314
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)
VRDO	1.050%	3/7/18	12,000	12,000
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)
VRDO	1.120%	3/7/18	15,000	15,000
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.250%	12/1/29	11,215	12,370
California Statewide Communities Development
Authority Revenue (Rady Children's Hospital -
San Diego)	5.000%	8/15/20	1,400	1,515
California Statewide Communities Development
Authority Revenue (Rady Children's Hospital -
San Diego)	5.000%	8/15/21	1,030	1,143
California Statewide Communities Development
Authority Revenue (Rady Children's Hospital -
San Diego)	5.000%	8/15/22	765	866
California Statewide Communities Development
Authority Revenue (Rady Children's Hospital -
San Diego)	5.000%	8/15/23	525	605
California Statewide Communities Development
Authority Revenue (Rady Children's Hospital -
San Diego)	5.000%	8/15/24	760	888
California Statewide Communities Development
Authority Revenue (Rady Children's Hospital -
San Diego)	5.000%	8/15/25	1,000	1,182
California Statewide Communities Development
Authority Revenue (Rady Children's Hospital -
San Diego)	5.000%	8/15/26	1,015	1,211
California Statewide Communities Development
Authority Revenue (Rady Children's Hospital -
San Diego)	5.000%	8/15/27	1,000	1,203
California Statewide Communities Development
Authority Revenue (Rady Children's Hospital -
San Diego)	5.000%	8/15/28	780	946
California Statewide Communities Development
Authority Revenue (St. Joseph Health
System)	4.500%	7/1/18 (ETM)	2,040	2,062
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	8/15/19	530	557
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	8/15/20	500	541
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	8/15/22	1,050	1,188
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.250%	8/15/31	7,500	8,333
1 California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	8/15/32	11,820	13,067
California Statewide Communities Development
Authority Senior Living Revenue (Southern
California Presbyterian Homes)	7.000%	11/15/29	2,000	2,156

California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/18	765	770
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.500%	5/15/18 (Prere.)	5,000	5,044
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/19	500	519
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/20	500	534
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/21	825	900
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/22	2,515	2,792
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/23	1,250	1,405
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/24	1,250	1,423
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/25	1,000	1,150
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/26	3,410	3,954
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/27	2,000	2,305
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/28	5,000	5,734
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/29	2,000	2,284
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.125%	5/15/31	7,000	7,493

California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/32	2,475	2,788
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/33	3,375	3,789
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/34	1,750	1,960
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/35	2,000	2,235
Capistrano CA Unified School District Special
Tax Revenue	5.000%	9/1/18 (15)	2,000	2,035
Capistrano CA Unified School District Special
Tax Revenue	5.000%	9/1/19 (15)	2,080	2,183
Capistrano CA Unified School District Special
Tax Revenue	5.000%	9/1/21 (15)	5,225	5,473
Capistrano CA Unified School District Special
Tax Revenue	4.000%	9/1/22 (15)	6,020	6,218
Capistrano CA Unified School District Special
Tax Revenue	4.000%	9/1/24 (15)	6,860	7,083
Carlsbad CA Unified School District GO	4.000%	5/1/32	575	622
Carlsbad CA Unified School District GO	4.000%	5/1/33	690	742
Carlsbad CA Unified School District GO	4.000%	5/1/34	685	731
Carson CA Redevelopment Agency Tax
Allocation Revenue (Carson Merged &
Amended Project Area)	5.000%	10/1/22	1,130	1,283
Carson CA Redevelopment Agency Tax
Allocation Revenue (Carson Merged &
Amended Project Area)	5.000%	10/1/23	1,170	1,352
Carson CA Redevelopment Agency Tax
Allocation Revenue (Redevelopment Project
Area No. 1)	5.000%	10/1/19 (4)	800	844
Carson CA Redevelopment Agency Tax
Allocation Revenue (Redevelopment Project
Area No. 1)	5.000%	10/1/20 (4)	785	852
Carson CA Redevelopment Agency Tax
Allocation Revenue (Redevelopment Project
Area No. 1)	5.000%	10/1/21 (4)	850	944
Carson CA Redevelopment Agency Tax
Allocation Revenue (Redevelopment Project
Area No. 1)	5.000%	10/1/22 (4)	600	679
Castro Valley CA Unified School District GO	4.000%	8/1/18	400	405
Centinela Valley CA Union High School District
GO	4.000%	8/1/30 (4)	2,025	2,195
Centinela Valley CA Union High School District
GO	4.000%	8/1/31 (4)	1,350	1,456
Centinela Valley CA Union High School District
GO	4.000%	8/1/32 (4)	3,355	3,600
Centinela Valley CA Union High School District
GO	4.000%	8/1/33 (4)	1,410	1,503

Centinela Valley CA Union High School District
GO	4.000%	8/1/34 (4)	5,465	5,793
3 Central Basin Municipal Water District California
COP TOB VRDO	1.190%	3/7/18 (4)	7,500	7,500
Central CA Unified School District GO	5.500%	8/1/19 (Prere.)	3,000	3,170
Central Valley CA Financing Authority
Cogeneration Project Revenue (Carson Ice-
Gen Project)	5.000%	7/1/19	765	801
Central Valley CA Financing Authority
Cogeneration Project Revenue (Carson Ice-
Gen Project)	5.250%	7/1/20	1,025	1,111
Cerritos CA Community College District GO	0.000%	8/1/20	500	479
Cerritos CA Community College District GO	0.000%	8/1/22	500	453
Cerritos CA Community College District GO	0.000%	8/1/23	500	439
Cerritos CA Community College District GO	4.000%	8/1/30	3,480	3,692
Cerritos CA Community College District GO	4.000%	8/1/32	2,260	2,373
Chabot-Las Positas CA Community College
District GO	3.000%	8/1/18	850	856
Chabot-Las Positas CA Community College
District GO	2.000%	8/1/19	1,000	1,010
Chabot-Las Positas CA Community College
District GO	4.000%	8/1/19	380	394
Chabot-Las Positas CA Community College
District GO	3.000%	8/1/20	1,500	1,555
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/20	525	569
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/23	2,225	2,576
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/27	2,525	2,892
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/30	7,500	8,537
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/31	7,500	8,521
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/32	13,000	14,741
Chabot-Las Positas CA Community College
District GO	4.000%	8/1/33	450	477
Chabot-Las Positas CA Community College
District GO	4.000%	8/1/34	625	660
Chabot-Las Positas CA Community College
District GO	4.000%	8/1/35	600	631
Chaffey CA Community College District GO	5.000%	6/1/32	5,000	5,728
Chaffey CA Union High School District GO	0.000%	8/1/20	400	384
Chaffey CA Union High School District GO	0.000%	8/1/21	500	468
Chaffey CA Union High School District GO	0.000%	8/1/22	500	454
Chaffey CA Union High School District GO	0.000%	8/1/23	600	529
Chaffey CA Union High School District GO	0.000%	8/1/24	500	427
Chaffey CA Union High School District GO	0.000%	8/1/25	655	534
Chaffey CA Union High School District GO	0.000%	8/1/26	1,430	1,107
Chaffey CA Union High School District GO	0.000%	8/1/28	2,000	1,403
Chico CA Unified School District GO	3.000%	8/1/18	640	645
Chico CA Unified School District GO	3.000%	8/1/19	1,500	1,533
Chico CA Unified School District GO	4.000%	8/1/20	1,330	1,409
Chico CA Unified School District GO	4.000%	8/1/21	1,200	1,294
Chico CA Unified School District GO	4.000%	8/1/22	400	437
Chico CA Unified School District GO	4.000%	8/1/23	450	497

Chino CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/24 (4)	675	779
Chino CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/25 (4)	1,000	1,165
Chino CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/20 (15)	625	677
Chino CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/27 (15)	1,195	1,366
Chino CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/30 (15)	1,170	1,319
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/18	1,165	1,185
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/19	2,265	2,378
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/20	1,185	1,277
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/21	2,500	2,756
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/23	2,615	2,922
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.250%	9/1/24	3,225	3,650
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.500%	9/1/25	3,495	4,007
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.500%	9/1/26	3,685	4,221
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.500%	9/1/27	970	1,111
Citrus CA Community College District GO	0.000%	8/1/33	1,000	879
Citrus CA Community College District GO	0.000%	8/1/35	3,150	2,752
Clovis CA Unified School District GO	0.000%	8/1/18 (14)	3,645	3,624
Clovis CA Unified School District GO	0.000%	8/1/32	4,185	2,464
Clovis CA Unified School District GO	0.000%	8/1/33	2,700	1,521
Clovis CA Unified School District GO	0.000%	8/1/34	2,000	1,075
Clovis CA Unified School District GO	0.000%	8/1/35	2,775	1,426
Clovis CA Wastewater System Revenue	5.000%	8/1/27 (15)	1,000	1,210
Clovis CA Wastewater System Revenue	5.000%	8/1/28 (15)	1,000	1,202
Clovis CA Wastewater System Revenue	5.000%	8/1/31 (15)	1,380	1,625
Clovis CA Wastewater System Revenue	5.000%	8/1/33 (15)	1,780	2,076
Clovis CA Wastewater System Revenue	5.000%	8/1/34 (15)	1,000	1,160
Clovis CA Wastewater System Revenue	5.000%	8/1/35 (15)	1,000	1,156
Clovis CA Wastewater System Revenue	5.000%	8/1/36 (15)	2,000	2,305
Clovis CA Wastewater System Revenue	5.000%	8/1/37 (15)	1,220	1,402
3 Coachella Valley CA Unified School District TOB
VRDO	1.290%	3/7/18 (15)	7,500	7,500
Coast CA Community College District GO	0.000%	8/1/33	8,000	4,424
Coast CA Community College District GO	5.000%	8/1/33	3,000	3,448
Colton CA Joint Unified School District GO	5.000%	8/1/23 (4)	765	881
Colton CA Joint Unified School District GO	5.000%	8/1/25 (4)	1,000	1,147
Colton CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	4.000%	8/1/18	1,000	1,011
Colton CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	8/1/19	1,040	1,090
Colton CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	8/1/20 (15)	1,230	1,329
Colton CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	8/1/22 (15)	1,215	1,371

Conejo Valley CA Unified School District GO	0.000%	8/1/21 (4)	2,000	1,865
Conejo Valley CA Unified School District GO	0.000%	8/1/22 (4)	2,750	2,490
Conejo Valley CA Unified School District GO	0.000%	8/1/23 (4)	2,500	2,183
Conejo Valley CA Unified School District GO	0.000%	8/1/24 (4)	3,000	2,532
Conejo Valley CA Unified School District GO	0.000%	8/1/25 (4)	3,380	2,704
Conejo Valley CA Unified School District GO	0.000%	8/1/26 (4)	3,500	2,653
Conejo Valley CA Unified School District GO	0.000%	8/1/27 (4)	3,000	2,157
Conejo Valley CA Unified School District GO	0.000%	8/1/28 (4)	2,290	1,559
Contra Costa CA Community College District
GO	5.000%	8/1/24	4,140	4,683
Contra Costa CA Community College District
GO	5.000%	8/1/32	3,000	3,423
Contra Costa CA Community College District
GO	5.000%	8/1/33	4,000	4,542
Contra Costa CA Municipal Water District
Revenue	3.000%	10/1/19	10,000	10,210
Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/20 (Prere.)	1,080	1,155
Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/30	2,000	2,381
Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/31	1,250	1,483
Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/32	1,600	1,813
Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/32	2,000	2,358
Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/33	1,800	2,035
Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/33	6,060	7,114
Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/34	5,665	6,616
Contra Costa County CA Public Financing
Authority Lease Revenue	3.000%	6/1/20	1,000	1,033
Contra Costa County CA Public Financing
Authority Lease Revenue	5.000%	6/1/20	800	862
Contra Costa County CA Public Financing
Authority Lease Revenue	5.000%	6/1/21	800	885
Contra Costa County CA Public Financing
Authority Lease Revenue	5.000%	6/1/22	600	678
Contra Costa County CA Public Financing
Authority Lease Revenue	5.000%	6/1/23	1,130	1,300
Contra Costa County CA Public Financing
Authority Lease Revenue	5.000%	6/1/23	2,410	2,774
Corona-Norco CA School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/21	500	553
Corona-Norco CA School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/23	500	572
Corona-Norco CA Unified School District GO	0.000%	8/1/20 (12)	1,825	1,748
Corona-Norco CA Unified School District GO	0.000%	8/1/21 (12)	2,010	1,878
Corona-Norco CA Unified School District GO	0.000%	8/1/22 (12)	1,700	1,543
Corona-Norco CA Unified School District GO	0.000%	8/1/23 (12)	1,000	877
Corona-Norco CA Unified School District GO	0.000%	8/1/25 (12)	1,325	1,079
Corona-Norco CA Unified School District GO	0.000%	8/1/26 (12)	1,530	1,197
Corona-Norco CA Unified School District GO	0.000%	8/1/27 (12)	1,500	1,122
Corona-Norco CA Unified School District GO	0.000%	8/1/28 (12)	1,290	922
Corona-Norco CA Unified School District GO	4.000%	8/1/33	2,525	2,665

Corona-Norco CA Unified School District GO	4.000%	8/1/33	2,000	2,111
Corona-Norco CA Unified School District GO	4.000%	8/1/34	2,000	2,101
Corona-Norco CA Unified School District GO	4.000%	8/1/34	3,000	3,151
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/23	1,145	1,309
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/24	1,325	1,505
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/25	2,525	2,847
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/27	1,000	1,117
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/28	1,590	1,771
3 Cotati-Rohnert Park CA Unified School District
GO TOB VRDO	1.190%	3/7/18 (15)	11,000	11,000
Cupertino CA Union School District GO	5.000%	8/1/25	3,235	3,725
Cupertino CA Union School District GO	5.000%	8/1/32	480	561
Cupertino CA Union School District GO	5.000%	8/1/33	545	635
Cupertino CA Union School District GO	5.000%	8/1/34	245	284
Del Mar CA Race Track Authority Revenue	4.000%	10/1/21	1,380	1,477
Del Mar CA Race Track Authority Revenue	5.000%	10/1/24	1,585	1,821
Del Mar CA Race Track Authority Revenue	5.000%	10/1/26	1,745	1,978
Del Mar CA Race Track Authority Revenue	5.000%	10/1/27	1,835	2,063
Del Mar CA Race Track Authority Revenue	5.000%	10/1/29	1,010	1,122
Del Mar CA Race Track Authority Revenue	5.000%	10/1/35	1,665	1,812
Desert CA Community College District GO	4.000%	8/1/19	1,500	1,557
Desert CA Community College District GO	5.000%	8/1/20	1,760	1,907
Dublin CA Community Facilities District
Improvement Area No. 1 Special Tax
Revenue (Dublin Crossing)	5.000%	9/1/27	750	834
Dublin-San Ramon CA Services District Water
Revenue	5.000%	8/1/26	425	513
Dublin-San Ramon CA Services District Water
Revenue	5.000%	8/1/29	550	660
Dublin-San Ramon CA Services District Water
Revenue	5.000%	8/1/31	1,000	1,187
Dublin-San Ramon CA Services District Water
Revenue	5.000%	8/1/33	1,300	1,528
Dublin-San Ramon CA Services District Water
Revenue	5.000%	8/1/34	900	1,054
Dublin-San Ramon CA Services District Water
Revenue	5.000%	8/1/35	670	782
Dublin-San Ramon CA Services District Water
Revenue	5.000%	8/1/36	1,050	1,222
Dublin-San Ramon CA Services District Water
Revenue	5.000%	8/1/37	1,100	1,274
East Bay CA Municipal Utility District Waste
Water System Revenue	5.000%	6/1/35	8,455	9,721
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/20 (Prere.)	2,005	2,161
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/20 (Prere.)	16,020	17,269

East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/25	6,425	7,676
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/28	5,315	6,564
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/31	3,975	4,656
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/32	4,015	4,691
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/33	4,280	4,988
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/34	1,855	2,157
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/35	8,170	9,589
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/35	3,155	3,659
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/36	8,050	9,426
East Bay CA Regional Park District GO	5.000%	9/1/19 (Prere.)	4,030	4,238
East Bay CA Regional Park District GO	5.000%	9/1/28	385	405
East Side CA Union High School District Santa
Clara County GO	5.000%	8/1/29	6,070	6,923
East Side CA Union High School District Santa
Clara County GO	4.000%	8/1/33	1,425	1,505
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/19	2,030	2,127
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/20	2,510	2,711
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/22	1,035	1,172
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/25	1,015	1,203
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/26	1,040	1,245
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/28	1,875	2,218
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/29	2,675	3,162
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/29	3,620	4,258
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/30	2,600	3,056
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/31	5,010	5,864
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/31	3,000	3,499
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/32	5,010	5,848
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/32	2,500	2,908
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/33	5,000	5,812
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/33	3,750	4,341
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/34	4,720	5,445

Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/35	4,970	5,717
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/36	2,310	2,648
Eastern California Municipal Water District
Water & Sewer COP	5.000%	7/1/18 (Prere.)	1,000	1,013
Eastern California Municipal Water District
Water & Sewer COP	5.000%	7/1/18 (Prere.)	6,220	6,298
Eastern California Municipal Water District
Water & Sewer COP	5.000%	7/1/18 (Prere.)	5,245	5,311
Eastern California Municipal Water District
Water & Sewer Revenue	5.000%	7/1/24	1,010	1,183
Eastern California Municipal Water District
Water & Sewer Revenue	5.000%	7/1/27	2,455	2,918
2,3 Eaton Vance California Municipal Bond Fund II	1.940%	7/1/19	8,300	8,303
El Camino CA Community College District GO	0.000%	8/1/29	8,085	5,608
El Camino CA Community College District GO	0.000%	8/1/32	10,000	6,134
El Camino CA Community College District GO	0.000%	8/1/33	3,500	2,056
El Camino CA Community College District GO	5.000%	8/1/34	1,100	1,273
El Camino CA Community College District GO	5.000%	8/1/35	1,230	1,420
El Camino CA Community College District GO	5.000%	8/1/36	1,400	1,612
El Camino CA Healthcare District GO	4.000%	8/1/33	3,000	3,178
El Dorado CA Irrigation District Revenue	4.500%	3/1/19 (4)	2,000	2,063
El Dorado CA Irrigation District Revenue	4.750%	3/1/20 (4)	1,500	1,596
El Dorado CA Irrigation District Revenue	5.000%	3/1/21 (4)	2,280	2,502
El Dorado CA Irrigation District Revenue	5.000%	3/1/28 (4)	1,500	1,722
El Dorado CA Irrigation District Revenue	5.000%	3/1/34 (4)	5,460	6,161
El Dorado County CA Community Facilities
District No. 92-1 Special Tax Revenue	5.000%	9/1/21	2,000	2,217
Elk Grove CA Finance Authority Special Tax
Revenue	3.000%	9/1/18	425	428
Elk Grove CA Finance Authority Special Tax
Revenue	4.000%	9/1/19	655	678
Elk Grove CA Finance Authority Special Tax
Revenue	4.000%	9/1/20	560	591
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/21	465	514
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/22	425	479
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/33 (15)	2,000	2,244
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/34 (15)	3,970	4,440
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/35 (15)	3,735	4,167
Encinitas CA Community Facilities District No. 1
Special Tax Revenue	5.000%	9/1/28	1,000	1,088
Encinitas CA Community Facilities District No. 1
Special Tax Revenue	5.000%	9/1/29	800	869
Escondido CA GO	5.000%	9/1/22	755	858
Escondido CA GO	5.000%	9/1/23	2,030	2,350
Escondido CA GO	5.000%	9/1/24	825	971
Escondido CA GO	5.000%	9/1/25	1,000	1,193
Evergreen CA School District Election GO	4.000%	8/1/34	1,070	1,128
Evergreen CA School District Election GO	4.000%	8/1/36	1,870	1,955
Folsom Ranch CA Financing Authority Special
Tax Revenue	5.000%	9/1/27	1,000	1,113

Folsom Ranch CA Financing Authority Special
Tax Revenue	5.000%	9/1/32	1,820	2,013
Fontana CA Community Facilities District No. 22
Special Tax Revenue (Sierra Hills South)	5.000%	9/1/26	1,725	1,944
Fontana CA Community Facilities District No. 22
Special Tax Revenue (Sierra Hills South)	5.000%	9/1/27	1,810	2,028
Fontana CA Community Facilities District No. 22
Special Tax Revenue (Sierra Hills South)	5.000%	9/1/28	1,900	2,113
Fontana CA Unified School District GO	5.250%	8/1/18 (Prere.)	4,350	4,423
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/20 (4)	3,930	3,796
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/21 (4)	4,115	3,849
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/22 (4)	12,255	11,106
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/23 (4)	16,430	14,336
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/24 (4)	1,880	1,582
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/25	2,130	1,781
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/26	3,000	2,538
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/27	5,000	4,263
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/31 (4)	1,000	891
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	6.250%	1/15/33	5,000	5,877
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue PUT	5.000%	1/15/20	22,880	23,733
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue PUT	5.500%	1/15/23	25,000	28,185
Fremont CA Unified School District GO	4.000%	8/1/29	1,070	1,140
Fremont CA Unified School District GO	4.000%	8/1/30	1,415	1,500
Fremont CA Unified School District GO	4.000%	8/1/31	1,790	1,885
Fremont CA Unified School District GO	4.000%	8/1/32	2,195	2,306
Fremont CA Unified School District GO	4.000%	8/1/33	2,630	2,748
Fremont CA Unified School District GO	4.000%	8/1/34	3,105	3,233
Fremont CA Union High School District GO	4.000%	8/1/32	1,000	1,062
Fremont CA Union High School District GO	4.000%	8/1/34	2,085	2,196
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/18	600	602
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/19	1,130	1,171
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/20	1,000	1,066
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/21	3,750	4,100
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/22 (4)	425	475
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/23 (4)	2,400	2,731
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/24 (4)	1,680	1,939
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/25 (4)	1,500	1,741

Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/26 (4)	1,650	1,932
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/27 (4)	1,315	1,552
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/28 (4)	1,400	1,643
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/29 (4)	1,025	1,195
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/30 (4)	675	783
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/31 (4)	3,000	3,463
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/32 (4)	1,500	1,724
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/34 (4)	2,445	2,783
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/36 (4)	2,055	2,319
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/37 (4)	1,200	1,351
Fresno CA Sewer Revenue	5.000%	9/1/24 (12)	830	845
Fullerton CA Community Facilities District No. 1
Special Tax Revenue (Amerige Heights)	5.000%	9/1/26	1,000	1,103
Fullerton CA Community Facilities District No. 1
Special Tax Revenue (Amerige Heights)	5.000%	9/1/32	1,600	1,758
Gavilan CA Joint Community College District
GO	5.000%	8/1/32	4,200	4,787
Gilroy CA School Facilities Finance Authority
Revenue	5.000%	8/1/33	2,400	2,711
Glendale CA Redevelopment Agency Successor
Agency Tax Allocation Revenue (Central
Glendale Redevelopment Project)	4.000%	12/1/22 (15)	1,575	1,716
Glendale CA Redevelopment Agency Successor
Agency Tax Allocation Revenue (Central
Glendale Redevelopment Project)	4.000%	12/1/23 (15)	2,310	2,539
Glendale CA Redevelopment Agency Successor
Agency Tax Allocation Revenue (Central
Glendale Redevelopment Project)	5.000%	12/1/24 (15)	1,605	1,875
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/19	5,640	5,868
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/19	2,000	2,088
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/20	3,335	3,556
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/20	1,835	1,973
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/21	1,000	1,102
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/21	2,785	3,033
Golden State Tobacco Securitization Corp.
California Revenue	4.550%	6/1/22 (4)	470	473
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/22	3,670	4,067
Golden State Tobacco Securitization Corp.
California Revenue	4.600%	6/1/23 (2)	5,000	5,041

Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/23	7,500	8,424
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/24	11,470	12,977
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/25	8,000	9,130
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/26	11,720	13,448
Golden State Tobacco Securitization Corp.
California Revenue	0.000%	6/1/27 (2)	6,500	4,886
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/27	5,050	5,834
Golden State Tobacco Securitization Corp.
California Revenue	4.000%	6/1/31	3,700	3,888
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/33	9,500	10,775
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/34	11,000	12,438
Golden State Tobacco Securitization Corp.
California Revenue	4.000%	6/1/35	1,170	1,217
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/35	3,605	4,066
3 Golden State Tobacco Securitization Corp.
California Revenue TOB VRDO	1.170%	3/7/18 LOC	12,205	12,205
Grossmont CA Union High School District GO	5.000%	8/1/22	1,275	1,449
Grossmont CA Union High School District GO	0.000%	2/1/25 (4)	1,400	1,162
Grossmont CA Union High School District GO	0.000%	8/1/26 (4)	2,040	1,571
Grossmont CA Union High School District GO	0.000%	8/1/27 (4)	2,825	2,068
Grossmont CA Union High School District GO	0.000%	8/1/28	3,210	2,295
Grossmont CA Union High School District GO	0.000%	8/1/28 (4)	2,905	2,017
Grossmont CA Union High School District GO	0.000%	8/1/29	6,965	4,772
Grossmont CA Union High School District GO	4.000%	8/1/33	10,000	10,538
Grossmont-Cuyamaca CA Community College
District GO	5.000%	8/1/22 (12)	5,480	5,563
Grossmont-Cuyamaca CA Community College
District GO	5.000%	8/1/23 (12)	5,000	5,075
Grossmont-Cuyamaca CA Community College
District GO	0.000%	8/1/25 (12)	14,010	11,434
Grossmont-Cuyamaca CA Community College
District GO	0.000%	8/1/28 (12)	21,875	15,685
Hanford CA Joint Union High School District
Revenue	5.000%	8/1/26 (4)	1,420	1,651
Hanford CA Joint Union High School District
Revenue	5.000%	8/1/28 (4)	2,575	2,959
Hanford CA Joint Union High School District
Revenue	5.000%	8/1/29 (4)	2,390	2,736
Hanford CA Joint Union High School District
Revenue	5.000%	8/1/31 (4)	2,385	2,710
Hartnell CA Community College GO	5.000%	8/1/21	525	584
Hartnell CA Community College GO	5.000%	8/1/22	500	568
Hayward CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/27	1,950	2,295
Hayward CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/33	1,205	1,376
Hayward CA Unified School District GO	5.000%	8/1/30 (4)	3,465	3,923
Hayward CA Unified School District GO	5.000%	8/1/30 (4)	4,930	5,581
Hayward CA Unified School District GO	5.000%	8/1/31 (4)	1,500	1,690

Hayward CA Unified School District GO	5.000%	8/1/32 (4)	4,240	4,758
Hayward CA Unified School District GO	5.000%	8/1/32 (4)	1,700	1,908
Hayward CA Unified School District GO	5.000%	8/1/33 (4)	3,045	3,400
Hayward CA Unified School District GO	5.000%	8/1/33 (4)	6,130	6,844
Hemet CA Unified School District Financing
Authority Special Tax Revenue	4.000%	9/1/18	280	283
Hemet CA Unified School District Financing
Authority Special Tax Revenue	4.000%	9/1/19	350	360
Hemet CA Unified School District Financing
Authority Special Tax Revenue	4.000%	9/1/20	250	261
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/21	175	191
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/22	500	556
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/23	500	563
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/24	615	701
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/25	385	440
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/27	950	1,068
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/29	1,255	1,397
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/32	550	604
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/33	580	635
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/34	360	393
Hollister CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	10/1/27 (15)	1,000	1,145
Hollister CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	10/1/28 (15)	1,235	1,406
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/20 (Prere.)	1,500	1,637
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/20	1,000	1,089
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/21	1,000	1,116
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/22	1,250	1,423
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/22	525	598
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/23	1,500	1,737
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/24	1,025	1,205
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/24	670	787
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/25	1,310	1,555
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/26	2,265	2,711
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/27	500	589
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/28	615	721
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/31	3,010	3,481
Imperial CA Irrigation District Electric Revenue	4.000%	11/1/32	2,500	2,644
Imperial CA Irrigation District Electric Revenue	4.000%	11/1/33	3,000	3,157
Indian Wells CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	4.000%	9/1/18 (4)	1,000	1,014
Indian Wells CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	4.000%	9/1/19 (4)	1,225	1,272
Indian Wells CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/20 (4)	1,285	1,391
Indian Wells CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/21 (4)	1,615	1,791

Indian Wells CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/22 (4)	1,195	1,351
Indian Wells CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/23 (4)	750	862
Indian Wells CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/24 (4)	610	711
Inglewood CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	5/1/21 (15)	515	566
Inglewood CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	5/1/22 (15)	375	421
Inglewood CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	5/1/23 (15)	1,025	1,169
Inglewood CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	5/1/25 (15)	1,600	1,875
Inglewood CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	5/1/27 (15)	500	595
Inglewood CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	5/1/29 (15)	1,215	1,415
Inglewood CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	5/1/30 (15)	1,000	1,156
Irvine CA Reassessment District No. 12-1
Improvement Revenue	4.000%	9/2/18	1,350	1,367
Irvine CA Reassessment District No. 12-1
Improvement Revenue	4.000%	9/2/19	2,000	2,066
Irvine CA Reassessment District No. 12-1
Improvement Revenue	4.000%	9/2/20	2,425	2,537
Irvine CA Reassessment District No. 12-1
Improvement Revenue	4.000%	9/2/21	1,750	1,859
Irvine CA Reassessment District No. 12-1
Improvement Revenue	5.000%	9/2/23	400	445
Irvine CA Reassessment District No. 13-1
Improvement Revenue	5.000%	9/2/20	350	374
Irvine CA Reassessment District No. 13-1
Improvement Revenue	5.000%	9/2/22	1,125	1,255
Irvine CA Reassessment District No. 15-1
Improvement Revenue	5.000%	9/2/22	1,000	1,131
Irvine CA Reassessment District No. 15-2
Improvement Revenue	4.000%	9/2/18	500	506
Irvine CA Reassessment District No. 15-2
Improvement Revenue	4.000%	9/2/20	750	785
Irvine CA Reassessment District No. 15-2
Improvement Revenue	5.000%	9/2/21	675	740
Irvine CA Reassessment District No. 15-2
Improvement Revenue	5.000%	9/2/22	650	725
Irvine CA Reassessment District No. 15-2
Improvement Revenue	5.000%	9/2/23	800	910
Irvine CA Reassessment District No. 15-2
Improvement Revenue	5.000%	9/2/24	850	977
Irvine CA Reassessment District No. 15-2
Improvement Revenue	5.000%	9/2/25	450	523
Irvine CA Reassessment District No. 15-2
Improvement Revenue	5.000%	9/2/26	800	921
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/21	1,500	1,651

Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/23	1,150	1,301
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/24	1,225	1,401
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/26	1,300	1,511
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/28	525	609
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/30	385	440
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/31	200	227
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/32	450	508
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/32	525	593
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/33	1,090	1,227
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/33	250	281
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/35	510	570
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/36	350	390
Irvine Ranch CA Water District COP	5.000%	3/1/32	3,630	4,260
Irvine Ranch CA Water District COP	5.000%	3/1/33	2,790	3,263
Irvine Ranch CA Water District COP	5.000%	3/1/34	1,300	1,514
Irvine Ranch CA Water District COP	5.000%	3/1/35	1,540	1,791
Irvine Ranch CA Water District COP	5.000%	3/1/36	1,000	1,160
Irvine Ranch CA Water District Revenue	5.000%	2/1/33	1,000	1,176
Irvine Ranch CA Water District Revenue	5.000%	2/1/34	2,000	2,341
Irvine Ranch CA Water District Revenue	5.000%	2/1/35	2,500	2,910
Irvine Ranch CA Water District Revenue	5.000%	2/1/36	2,665	3,089
Jefferson CA Union High School District GO	4.000%	8/1/18 (15)	750	759
Jefferson CA Union High School District GO	5.000%	8/1/19 (15)	625	656
Jefferson CA Union High School District GO	5.000%	8/1/20 (15)	500	540
Jefferson CA Union High School District GO	5.000%	8/1/21 (15)	500	553
Jefferson CA Union High School District GO	5.000%	8/1/22 (15)	700	789
Jefferson CA Union High School District GO	5.000%	8/1/23 (15)	1,000	1,145
Jefferson CA Union High School District GO	5.000%	8/1/24 (15)	875	1,017
Jefferson CA Union High School District GO	5.000%	8/1/25 (15)	860	1,009
Jurupa CA Public Financing Authority Special
Tax Revenue	4.000%	9/1/18	770	779
Jurupa CA Public Financing Authority Special
Tax Revenue	4.000%	9/1/19	1,095	1,127

Jurupa CA Public Financing Authority Special
Tax Revenue	4.000%	9/1/20	1,385	1,441
Jurupa CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/21	500	547
Jurupa CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/22	1,535	1,710
Jurupa CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/23	1,365	1,541
Jurupa CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/24	620	708
Jurupa CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/25	1,725	1,991
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/18	3,255	3,282
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/19	3,415	3,538
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/20	1,585	1,695
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/21	3,755	4,106
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/22	3,950	4,402
Kaweah CA Delta Health Care District Revenue	4.000%	6/1/36	4,930	4,955
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/23	750	865
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/24	1,250	1,434
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/25	1,250	1,428
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/28	1,000	1,153
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/29	1,000	1,149
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/30	1,500	1,684
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/31	2,095	2,349
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/32	1,515	1,733
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/34	1,050	1,198
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/23	300	334
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/24	310	342
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/25	550	598
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/29	750	798
Lancaster CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	3.000%	8/1/18	325	327
Lancaster CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	3.000%	8/1/19	500	510
Lancaster CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	3.000%	8/1/20	750	773
Lancaster CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	4.000%	8/1/21	625	669
Lancaster CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/22	575	646
Lancaster CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/23 (4)	425	488
Lancaster CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/24 (4)	435	507
Lancaster CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/25 (4)	600	708

Lancaster CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	4.000%	8/1/26 (4)	1,355	1,514
Lancaster CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	4.000%	8/1/27 (4)	1,890	2,096
Lancaster CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	4.000%	8/1/28 (4)	1,830	1,988
Lancaster CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/29 (4)	825	964
Lancaster CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/30 (4)	1,000	1,162
Lancaster CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/33 (4)	1,200	1,379
Lee Lake CA Public Financing Authority
Revenue	5.000%	9/1/21	1,810	1,976
Lee Lake CA Public Financing Authority
Revenue	5.000%	9/1/23	2,190	2,468
Liberty CA Union High School District GO	4.000%	8/1/30	750	818
Liberty CA Union High School District GO	4.000%	8/1/31	565	612
Lodi CA Unified School District GO	4.000%	8/1/36	4,120	4,324
Lodi CA Unified School District GO	4.000%	8/1/37	2,700	2,827
Long Beach CA Community College District GO	0.000%	6/1/29 (ETM)	960	704
Long Beach CA Community College District GO	0.000%	6/1/29 (4)	5,420	3,780
Long Beach CA Community College District GO	4.000%	8/1/31	1,230	1,328
Long Beach CA Community College District GO	4.000%	8/1/33	760	812
Long Beach CA Community College District GO	4.000%	8/1/34	600	638
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/19	515	546
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/20	3,255	3,541
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/21	500	555
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/22	260	293
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.000%	11/15/24	7,905	8,982
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	2.642%	11/15/25	16,845	16,873
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	2.662%	11/15/26	10,025	9,984
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.500%	11/15/32	2,670	3,297
Long Beach CA Harbor Revenue	5.000%	5/15/33	1,000	1,162
Long Beach CA Harbor Revenue	5.000%	5/15/34	2,000	2,318
Long Beach CA Harbor Revenue	5.000%	5/15/35	2,825	3,266
Long Beach CA Unified School District GO	0.000%	8/1/27	2,500	1,849
Long Beach CA Unified School District GO	5.000%	8/1/30	5,000	5,552
Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	45	46
Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	5	5
Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	20	20
Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	4,250	4,317
Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	35	36
Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	5,000	5,079
Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	6,500	6,602
Los Angeles CA Community College District GO	5.000%	8/1/19 (Prere.)	6,960	7,311
Los Angeles CA Community College District GO	5.500%	8/1/19 (Prere.)	5,000	5,287
Los Angeles CA Community College District GO	4.000%	8/1/20	1,000	1,060
Los Angeles CA Community College District GO	4.000%	8/1/21	555	599

Los Angeles CA Community College District GO	5.000%	8/1/22	3,020	3,432
Los Angeles CA Community College District GO	5.000%	8/1/24	4,895	5,765
Los Angeles CA Community College District GO	5.000%	8/1/24	12,575	14,810
Los Angeles CA Community College District GO	5.000%	8/1/25	10,940	13,066
Los Angeles CA Community College District GO	5.000%	8/1/27	7,580	8,853
Los Angeles CA Community College District GO	5.000%	8/1/28	25,125	29,262
Los Angeles CA Community College District GO	4.000%	8/1/29	5,000	5,568
Los Angeles CA Community College District GO	5.000%	8/1/29	1,465	1,701
Los Angeles CA Community College District GO	4.000%	8/1/30	9,045	9,961
Los Angeles CA Community College District GO	4.000%	8/1/30	1,000	1,065
Los Angeles CA Community College District GO	4.000%	8/1/30	4,045	4,340
Los Angeles CA Community College District GO	5.000%	8/1/30	7,100	8,223
Los Angeles CA Community College District GO	4.000%	8/1/31	8,540	9,316
Los Angeles CA Community College District GO	4.000%	8/1/31	6,145	6,516
Los Angeles CA Community College District GO	4.000%	8/1/31	4,320	4,625
Los Angeles CA Community College District GO	5.000%	8/1/31	20,285	23,429
Los Angeles CA Community College District GO	4.000%	8/1/32	2,850	3,075
Los Angeles CA Community College District GO	4.000%	8/1/32	14,500	15,401
Los Angeles CA Community College District GO	4.000%	8/1/32	5,205	5,528
Los Angeles CA Community College District GO	4.000%	8/1/33	1,925	2,067
Los Angeles CA Community College District GO	4.000%	8/1/33	19,215	20,351
Los Angeles CA Community College District GO	4.000%	8/1/34	3,500	3,729
Los Angeles CA Community College District GO	4.000%	8/1/35	4,000	4,235
Los Angeles CA Community College District GO	4.000%	8/1/36	4,700	4,956
Los Angeles CA Community College District GO	5.000%	8/1/36	8,705	10,047
Los Angeles CA Community College District GO	4.000%	8/1/37	6,500	6,828
Los Angeles CA Community College District GO	4.000%	8/1/37	1,000	1,047
3 Los Angeles CA Community College District GO
TOB VRDO	1.110%	3/7/18 (Prere.)	2,800	2,800
Los Angeles CA Community Facilities District
No.4 Special Tax Revenue (Playa Vista -
Phase 1)	5.000%	9/1/23	820	942
Los Angeles CA Community Facilities District
No.4 Special Tax Revenue (Playa Vista -
Phase 1)	5.000%	9/1/24	1,000	1,167
Los Angeles CA Community Facilities District
No.4 Special Tax Revenue (Playa Vista -
Phase 1)	5.000%	9/1/25	1,500	1,734
Los Angeles CA Community Facilities District
No.4 Special Tax Revenue (Playa Vista -
Phase 1)	5.000%	9/1/26	1,200	1,378
Los Angeles CA Community Facilities District
No.4 Special Tax Revenue (Playa Vista -
Phase 1)	5.000%	9/1/27	2,000	2,281
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/18 (Prere.)	4,000	4,031
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/18 (Prere.)	3,000	3,025
Los Angeles CA Department of Airports
International Airport Revenue	4.500%	5/15/19	1,305	1,355
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/21	1,205	1,326
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/22	1,035	1,165
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/23	1,420	1,595

Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/23	950	1,086
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/24	1,700	1,907
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/25	1,330	1,563
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/25	1,500	1,680
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/26	1,535	1,793
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/26	5,500	5,894
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/27	2,020	2,347
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/28	2,000	2,313
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/28	10,000	10,769
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/29	1,115	1,262
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/29	4,385	4,689
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/29	10,000	10,766
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/30	1,200	1,358
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/30	1,835	1,961
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/30	525	620
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/31	1,190	1,344
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/32	1,700	1,915
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/33	1,510	1,695
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/33	1,800	2,102
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/34	4,135	4,632
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/34	4,750	5,384
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/34	1,945	2,261
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	2,000	2,263
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	1,850	2,142
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/36	2,245	2,592
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/37	2,500	2,880
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/21 (Prere.)	140	155
Los Angeles CA Department of Water & Power
Revenue	4.000%	7/1/22	1,000	1,095

Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/22	2,575	2,927
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/22	1,000	1,137
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/22	9,915	10,990
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/23	1,335	1,375
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/23	5,605	6,344
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/24	3,025	3,570
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/24	995	1,174
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/24	2,770	2,852
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/25	1,395	1,671
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/25	520	623
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/25	10,080	11,485
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/26	6,050	7,262
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/26	1,735	2,083
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/26	750	900
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/26	2,350	2,420
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/26	2,000	2,024
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/26	1,500	1,695
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/27	1,655	1,703
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/28	8,010	9,309
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/28	2,000	2,058
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/29	1,500	1,723
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/29	1,670	1,718
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/30	10,000	11,465
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/30	910	1,064
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/30	2,025	2,345
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/31	7,000	8,013
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/31	2,500	2,891
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/31	4,690	5,423

Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/31	10,010	11,834
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/31	15,000	17,109
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32	7,000	7,969
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32	6,730	7,692
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32	7,500	8,574
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32	3,300	3,809
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32	6,080	7,019
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32	14,240	16,212
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/33	5,000	5,679
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/33	5,525	6,395
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/33	1,500	1,736
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/34	12,005	13,744
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/34	7,500	8,519
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/34	4,500	5,188
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/34	2,000	2,290
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/34	5,305	6,074
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/35	2,250	2,586
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/35	1,500	1,724
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36	1,050	1,203
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36	4,000	4,640
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/37	5,000	5,779
Los Angeles CA Department of Water & Power
Revenue VRDO	0.870%	3/1/18	9,350	9,350
Los Angeles CA Department of Water & Power
Revenue VRDO	0.940%	3/1/18	31,400	31,400
Los Angeles CA Department of Water & Power
Revenue VRDO	1.010%	3/7/18	12,000	12,000
Los Angeles CA GO	5.000%	9/1/21 (Prere.)	5,850	6,515
Los Angeles CA GO	5.000%	9/1/21 (Prere.)	5,850	6,515
Los Angeles CA GO	5.000%	9/1/22	10,010	11,127
Los Angeles CA Harbor Department Revenue	5.000%	8/1/20	500	542
Los Angeles CA Harbor Department Revenue	5.000%	8/1/21	750	833
Los Angeles CA Harbor Department Revenue	5.000%	8/1/25	3,795	4,197
Los Angeles CA Harbor Department Revenue	5.000%	8/1/30	4,000	4,708
Los Angeles CA Harbor Department Revenue	5.000%	8/1/31	2,415	2,833
Los Angeles CA Harbor Department Revenue	5.000%	8/1/32	4,300	5,029

Los Angeles CA Harbor Department Revenue	5.000%	8/1/33	2,560	2,944
Los Angeles CA Harbor Department Revenue	5.000%	8/1/33	3,500	4,079
Los Angeles CA Harbor Department Revenue	4.000%	8/1/34	3,000	3,180
Los Angeles CA Harbor Department Revenue	4.000%	8/1/35	2,660	2,812
Los Angeles CA Harbor Department Revenue	5.000%	8/1/35	1,925	2,196
Los Angeles CA Harbor Department Revenue	4.000%	8/1/36	2,500	2,631
Los Angeles CA Harbor Department Revenue	5.000%	8/1/36	1,985	2,252
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/24	6,275	7,392
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/25	8,075	9,630
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/25	5,000	5,963
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/26	3,015	3,635
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/27	4,115	4,922
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/29	9,805	11,586
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	4.000%	11/1/33	10,400	10,960
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	4.000%	11/1/34	5,780	6,069
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	4.000%	11/1/35	15,880	16,601
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	4.000%	11/1/36	4,825	5,033
Los Angeles CA Unified School District GO	5.000%	7/1/19	4,860	5,091
Los Angeles CA Unified School District GO	5.000%	7/1/19	12,690	13,293
Los Angeles CA Unified School District GO	3.000%	7/1/20	13,000	13,451
Los Angeles CA Unified School District GO	3.000%	7/1/20	16,030	16,586
Los Angeles CA Unified School District GO	5.000%	7/1/20	15,010	16,216
Los Angeles CA Unified School District GO	5.000%	7/1/20	29,000	31,329
4 Los Angeles CA Unified School District GO	4.000%	7/1/21	1,000	1,076
4 Los Angeles CA Unified School District GO	5.000%	7/1/21	10,000	11,083
4 Los Angeles CA Unified School District GO	5.000%	7/1/21	2,940	3,258
Los Angeles CA Unified School District GO	5.000%	7/1/21	9,945	10,418
4 Los Angeles CA Unified School District GO	3.000%	7/1/22	1,595	1,675
4 Los Angeles CA Unified School District GO	4.000%	7/1/22	1,100	1,200
Los Angeles CA Unified School District GO	4.000%	7/1/22	18,320	20,000
4 Los Angeles CA Unified School District GO	5.000%	7/1/22	13,000	14,725
4 Los Angeles CA Unified School District GO	3.000%	7/1/23	1,550	1,633
4 Los Angeles CA Unified School District GO	4.000%	7/1/23	425	469
4 Los Angeles CA Unified School District GO	5.000%	7/1/23	7,250	8,369
Los Angeles CA Unified School District GO	5.000%	7/1/23	5,185	5,988
Los Angeles CA Unified School District GO	5.000%	7/1/23	3,690	4,261
Los Angeles CA Unified School District GO	5.000%	7/1/23	6,825	7,881
4 Los Angeles CA Unified School District GO	4.000%	7/1/24	9,000	10,040
4 Los Angeles CA Unified School District GO	5.000%	7/1/24	4,000	4,698
4 Los Angeles CA Unified School District GO	5.000%	7/1/24	2,810	3,300
Los Angeles CA Unified School District GO	5.000%	7/1/24	3,430	3,797
Los Angeles CA Unified School District GO	5.000%	7/1/24	4,010	4,439
Los Angeles CA Unified School District GO	5.000%	7/1/24	13,105	15,397
Los Angeles CA Unified School District GO	5.000%	7/1/24	11,000	12,924
Los Angeles CA Unified School District GO	5.000%	7/1/24	11,855	13,929
Los Angeles CA Unified School District GO	5.000%	7/1/25	6,010	6,649
Los Angeles CA Unified School District GO	5.000%	7/1/25	1,510	1,767

Los Angeles CA Unified School District GO	5.000%	7/1/25	16,840	20,041
Los Angeles CA Unified School District GO	5.250%	7/1/25	1,600	1,680
Los Angeles CA Unified School District GO	5.000%	7/1/26	2,500	2,764
Los Angeles CA Unified School District GO	5.000%	7/1/26	5,710	5,974
Los Angeles CA Unified School District GO	5.000%	7/1/26	9,305	11,160
Los Angeles CA Unified School District GO	5.000%	7/1/27	1,595	1,668
Los Angeles CA Unified School District GO	5.000%	7/1/27	8,375	9,431
Los Angeles CA Unified School District GO	5.000%	1/1/28	8,395	9,442
Los Angeles CA Unified School District GO	5.000%	7/1/28	2,600	2,871
Los Angeles CA Unified School District GO	5.000%	7/1/28	12,075	14,024
Los Angeles CA Unified School District GO	5.250%	7/1/28	5,025	5,444
Los Angeles CA Unified School District GO	5.000%	7/1/29	2,500	2,757
Los Angeles CA Unified School District GO	5.000%	7/1/29	22,510	26,085
Los Angeles CA Unified School District GO	5.000%	7/1/30	1,985	2,292
Los Angeles CA Unified School District GO	5.000%	7/1/30	3,015	3,318
Los Angeles CA Unified School District GO	5.000%	7/1/30	6,675	7,718
Los Angeles CA Unified School District GO	5.000%	7/1/31	3,000	3,297
Los Angeles CA Unified School District GO	5.000%	7/1/32	2,700	2,963
Los Angeles CA Unified School District GO	5.000%	1/1/34	1,385	1,446
Los Angeles CA Unified School District GO	5.000%	1/1/34	1,580	1,650
Los Angeles CA Wastewater System Revenue	5.000%	6/1/20	1,825	1,968
Los Angeles CA Wastewater System Revenue	5.000%	6/1/21	2,000	2,215
Los Angeles CA Wastewater System Revenue	5.000%	6/1/22	2,750	3,109
Los Angeles CA Wastewater System Revenue	5.000%	6/1/23	1,250	1,443
Los Angeles CA Wastewater System Revenue	5.000%	6/1/26	13,090	14,709
Los Angeles CA Wastewater System Revenue	5.000%	6/1/29	10,000	11,198
Los Angeles CA Wastewater System Revenue	5.000%	6/1/29	10,390	12,465
Los Angeles CA Wastewater System Revenue	5.000%	6/1/31	5,420	6,191
Los Angeles CA Wastewater System Revenue	5.000%	6/1/32	10,880	12,405
Los Angeles CA Wastewater System Revenue	5.000%	6/1/33	1,525	1,755
Los Angeles CA Wastewater System Revenue	5.000%	6/1/33	16,925	19,180
Los Angeles CA Wastewater System Revenue	5.000%	6/1/34	5,000	5,656
Los Angeles CA Wastewater System Revenue	5.000%	6/1/34	2,355	2,764
Los Angeles CA Wastewater System Revenue	5.000%	6/1/35	4,500	5,083
Los Angeles CA Wastewater System Revenue	5.000%	6/1/35	2,840	3,323
Los Angeles CA Wastewater System Revenue	5.000%	6/1/35	2,985	3,493
Los Angeles CA Wastewater System Revenue	5.000%	6/1/36	3,000	3,502
Los Angeles CA Wastewater System Revenue	5.000%	6/1/36	6,250	7,297
Los Angeles CA Wastewater System Revenue	5.000%	6/1/37	7,000	8,154
Los Angeles CA Wastewater System Revenue	5.000%	6/1/37	3,640	4,240
Los Angeles County CA Metropolitan
Transportation Authority Revenue (Union
Station Gateway Project)	5.000%	7/1/25	1,045	1,244
Los Angeles County CA Metropolitan
Transportation Authority Revenue (Union
Station Gateway Project)	5.000%	7/1/26	2,000	2,371
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	6/1/19	1,600	1,673
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/20	4,000	4,188
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/21 (Prere.)	10,055	11,149
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/21 (Prere.)	10,015	11,105
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/21	3,035	3,369

Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/22	5,095	5,776
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/24	4,000	4,708
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/24	1,255	1,419
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/25	6,065	7,240
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/30	7,320	8,794
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/31	12,885	15,408
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/32	5,000	5,956
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/33	5,000	5,893
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	4.000%	6/1/34	6,500	6,908
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/34	5,000	5,866
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	6/1/35	10,055	11,722
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/35	19,885	23,365
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/35	5,000	5,848
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	6/1/36	10,000	11,610
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/36	21,095	24,731
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/36	5,000	5,831
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/37	21,735	25,423
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/21	1,000	1,111
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/21	2,440	2,732
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/22	1,155	1,311
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/22	1,275	1,457
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/23	1,500	1,696
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/24	1,515	1,710
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/24	1,325	1,564
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/25	1,325	1,493
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/25	970	1,158
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/30	2,500	2,788
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/31	3,000	3,339

Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/33	6,190	7,123
3 Los Angeles County CA Public Works Financing
Authority Lease Revenue TOB VRDO	1.120%	3/7/18	2,750	2,750
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue
(Hollywood/North Hollywood Redevelopment
Project)	5.000%	7/1/21	1,670	1,848
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue
(Hollywood/North Hollywood Redevelopment
Project)	5.000%	7/1/22	4,555	5,143
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue
(Hollywood/North Hollywood Redevelopment
Project)	5.000%	7/1/23	2,105	2,418
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue
(Hollywood/North Hollywood Redevelopment
Project)	5.000%	7/1/24	2,215	2,529
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/19	730	770
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/20	1,000	1,086
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/29	1,370	1,587
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/30	3,060	3,533
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/31	4,300	4,974
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/32	6,000	6,945
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/33	8,350	9,652
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/34	4,000	4,612
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/35	3,790	4,361
Los Angeles County CA Unified School District
GO	5.000%	7/1/21	12,500	13,860
Los Angeles County CA Unified School District
GO	5.000%	7/1/28	15,045	17,932
Los Rios CA Community College District GO	5.000%	8/1/24	500	589
Los Rios CA Community College District GO	5.000%	8/1/25	500	598
Los Rios CA Community College District GO	5.000%	8/1/26	1,410	1,706
Los Rios CA Community College District GO	5.000%	8/1/27	1,100	1,345
Los Rios CA Community College District GO	5.000%	8/1/28	1,285	1,563
Los Rios CA Community College District GO	5.000%	8/1/29	1,120	1,354
Los Rios CA Community College District GO	5.000%	8/1/30	1,100	1,318
Los Rios CA Community College District GO	4.000%	8/1/31	3,000	3,260
Los Rios CA Community College District GO	4.000%	8/1/32	3,125	3,385
Los Rios CA Community College District GO	4.000%	8/1/33	3,000	3,232
Los Rios CA Community College District GO	4.000%	8/1/35	3,750	4,005
M-S-R California Energy Authority Revenue	7.000%	11/1/34	8,600	12,053
M-S-R California Energy Authority Revenue	7.000%	11/1/34	8,765	12,284
M-S-R California Energy Authority Revenue	7.000%	11/1/34	12,665	17,750

Manteca CA Redevelopment Agency Tax
Allocation Revenue VRDO	0.950%	3/1/18 LOC	14,900	14,900
Manteca CA Unified School District GO	5.000%	8/1/19	2,495	2,621
Manteca CA Unified School District GO	5.000%	8/1/20	1,000	1,084
Manteca CA Unified School District GO	5.000%	8/1/21	1,000	1,112
Manteca CA Unified School District GO	5.000%	8/1/22	1,000	1,136
Manteca CA Unified School District GO	5.000%	8/1/23	1,130	1,308
Marin CA Community College District GO	5.000%	8/1/23	550	637
Marin CA Community College District GO	5.000%	8/1/24	445	524
Marin CA Community College District GO	5.000%	8/1/25	605	723
Marin CA Community College District GO	4.000%	8/1/28	600	673
Marin CA Community College District GO	4.000%	8/1/29	450	501
Marin CA Community College District GO	4.000%	8/1/30	800	875
Marin CA Community College District GO	4.000%	8/1/31	7,660	8,323
Marin CA Community College District GO	4.000%	8/1/32	2,945	3,190
Marin CA Community College District GO	4.000%	8/1/32	1,000	1,075
Marin CA Community College District GO	4.000%	8/1/33	1,900	2,045
Marin CA Community College District GO	4.000%	8/1/34	3,000	3,216
Marin CA Community College District GO	4.000%	8/1/34	1,000	1,065
Marin CA Community College District GO	4.000%	8/1/36	665	704
Marin CA Healthcare District GO	5.000%	8/1/28	435	512
Marin CA Healthcare District GO	5.000%	8/1/30	500	586
Marin CA Healthcare District GO	5.000%	8/1/31	1,000	1,168
Marin CA Healthcare District GO	5.000%	8/1/32	1,850	2,154
Marin CA Healthcare District GO	5.000%	8/1/33	1,350	1,567
Marin CA Healthcare District GO	5.000%	8/1/34	1,250	1,447
Marin CA Healthcare District GO	4.000%	8/1/35	1,750	1,833
Marina Coast Water District California Enterprise
Revenue	4.000%	6/1/22	1,090	1,188
Marysville CA Revenue (Fremont-Rideout
Health Group)	5.250%	1/1/23	1,780	1,860
Marysville CA Revenue (Fremont-Rideout
Health Group)	5.250%	1/1/25	2,630	2,770
Marysville CA Revenue (Fremont-Rideout
Health Group)	5.250%	1/1/28	1,500	1,580
Menlo Park CA Community Development
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/19	445	469
Menlo Park CA Community Development
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/20	400	435
Menlo Park CA Community Development
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/21 (4)	615	687
Menlo Park CA Community Development
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/22 (4)	520	591
Menlo Park CA Community Development
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/26 (4)	1,000	1,166
Menlo Park CA Community Development
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/27 (4)	1,250	1,451
Menlo Park CA Community Development
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/29 (4)	400	461

Metropolitan Water District of Southern
California Revenue	5.000%	7/1/21	2,700	2,998
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/23	1,055	1,219
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/24	3,510	4,126
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/25	3,450	4,111
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/26	3,305	3,918
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/30	2,140	2,411
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/30	3,585	4,012
Metropolitan Water District of Southern
California Revenue	5.000%	1/1/31	1,150	1,184
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/31	2,250	2,531
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/31	2,930	3,065
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/31	11,065	12,364
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/32	9,965	11,118
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/35	2,605	2,724
Modesto CA Community Facilities District No.
2004-1 Special Tax Revenue (Village One No.
2)	5.000%	9/1/29	1,625	1,811
Modesto CA Community Facilities District No.
2004-1 Special Tax Revenue (Village One No.
2)	5.000%	9/1/30	1,760	1,955
Modesto CA Irrigation District COP	5.000%	7/1/18 (Prere.)	3,855	3,902
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/21	1,000	1,107
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/22	1,025	1,159
Modesto CA Irrigation District Financing
Authority Electric Revenue	5.000%	10/1/31	1,475	1,682
Modesto CA Irrigation District Financing
Authority Electric Revenue	5.000%	10/1/31	1,840	2,099
Moreno Valley CA Community Redevelopment
Agency Successor Agency Tax Allocation
Revenue	5.000%	8/1/29	1,000	1,185
Moreno Valley CA Community Redevelopment
Agency Successor Agency Tax Allocation
Revenue	5.000%	8/1/32	1,010	1,176
Morgan Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	3/1/23	1,330	1,516
Morgan Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/23	2,550	2,935
Morgan Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/28	5,075	5,759
Morgan Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/29	5,430	6,147
Morgan Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/31	2,990	3,368
Morgan Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/32	4,315	4,849

Morgan Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/33	2,000	2,242
Morgan Hill CA Unified School District GO	4.000%	8/1/32	400	428
Morgan Hill CA Unified School District GO	4.000%	8/1/33	200	213
Morgan Hill CA Unified School District GO	4.000%	8/1/34	250	264
Morgan Hill CA Unified School District GO	4.000%	8/1/36	1,240	1,299
Morgan Hill CA Unified School District GO	4.000%	8/1/37	745	779
Mount Diablo CA Unified School District GO	5.000%	8/1/19	650	683
Mount Diablo CA Unified School District GO	5.000%	8/1/20	700	759
Mount Diablo CA Unified School District GO	5.000%	8/1/21	775	862
Mount San Antonio CA Community College
District GO	0.000%	8/1/25	2,000	1,644
Mount San Antonio CA Community College
District GO	0.000%	8/1/28	3,000	2,863
Mount San Jacinto TX Community College
District GO	4.000%	8/1/37	3,290	3,444
Mount San Jacinto TX Community College
District GO	4.000%	8/1/38	1,400	1,463
Mountain View-Whisman CA School District
COP	4.000%	6/1/19	400	413
Mountain View-Whisman CA School District
COP	4.000%	6/1/20	500	528
Mountain View-Whisman CA School District
COP	5.000%	6/1/21	285	315
Mountain View-Whisman CA School District
COP	5.000%	6/1/22	400	451
Mountain View-Whisman CA School District GO	5.000%	9/1/24	400	472
Mountain View-Whisman CA School District GO	5.000%	9/1/25	630	754
Mountain View-Whisman CA School District GO	5.000%	9/1/26	1,110	1,344
Murrieta Valley CA Unified School District GO	3.000%	9/1/18 (4)	500	504
Murrieta Valley CA Unified School District GO	5.000%	9/1/19 (4)	575	605
Murrieta Valley CA Unified School District GO	5.000%	9/1/20 (4)	775	840
Murrieta Valley CA Unified School District GO	4.000%	9/1/21 (4)	250	269
Murrieta Valley CA Unified School District GO	5.000%	9/1/21 (4)	1,605	1,783
Murrieta Valley CA Unified School District GO	4.000%	9/1/22 (4)	320	349
Murrieta Valley CA Unified School District GO	4.000%	9/1/23 (4)	850	935
Murrieta Valley CA Unified School District GO	5.000%	9/1/23 (4)	1,450	1,670
Murrieta Valley CA Unified School District GO	4.000%	9/1/24 (4)	350	388
Murrieta Valley CA Unified School District GO	5.000%	9/1/25 (4)	1,400	1,632
Murrieta Valley CA Unified School District GO	5.000%	9/1/25 (4)	700	816
Murrieta Valley CA Unified School District GO	5.000%	9/1/26 (4)	1,625	1,884
Murrieta Valley CA Unified School District GO	5.000%	9/1/26 (4)	520	603
Murrieta Valley CA Unified School District GO	5.000%	9/1/27 (4)	465	536
Murrieta Valley CA Unified School District GO	5.000%	9/1/28 (4)	300	343
Napa Valley CA Unified School District GO	5.000%	8/1/31	205	240
Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian)	5.875%	12/1/21 (Prere.)	5,150	5,913
Newport Mesa CA Unified School District GO	0.000%	8/1/29	4,625	3,208
Newport Mesa CA Unified School District GO	0.000%	8/1/30	3,000	1,996
Newport Mesa CA Unified School District GO	0.000%	8/1/31	1,500	959
Newport Mesa CA Unified School District GO	0.000%	8/1/32	14,000	8,599
Norco CA Special Tax Revenue (Norco Ridge
Ranch)	4.000%	9/1/20	845	891
Norco CA Special Tax Revenue (Norco Ridge
Ranch)	4.000%	9/1/21	1,055	1,131
Norco CA Special Tax Revenue (Norco Ridge
Ranch)	5.000%	9/1/22	970	1,096

Norco CA Special Tax Revenue (Norco Ridge
Ranch)	5.000%	9/1/23	1,270	1,461
Norco CA Special Tax Revenue (Norco Ridge
Ranch)	5.000%	9/1/24	1,380	1,608
Norco CA Special Tax Revenue (Norco Ridge
Ranch)	5.000%	9/1/25	500	589
Norco CA Special Tax Revenue (Norco Ridge
Ranch)	5.000%	9/1/26	1,620	1,924
Norco CA Special Tax Revenue (Norco Ridge
Ranch)	5.000%	9/1/27	1,755	2,099
Norco CA Special Tax Revenue (Norco Ridge
Ranch)	5.000%	9/1/28 (15)	750	892
Northern California Power Agency Capital
Facilities Revenue	5.000%	8/1/20	1,000	1,063
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/20	3,500	3,664
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/21	2,500	2,613
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/22	3,395	3,549
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/28	5,000	5,588
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/29	3,000	3,346
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/30	1,605	1,787
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/31	1,600	1,778
Northern California Transmission Agency
Revenue	5.000%	5/1/20	250	268
Northern California Transmission Agency
Revenue	5.000%	5/1/21	245	270
Northern California Transmission Agency
Revenue	5.000%	5/1/22	200	225
Northern California Transmission Agency
Revenue	5.000%	5/1/23	375	429
Northern California Transmission Agency
Revenue	5.000%	5/1/24	695	808
Northern California Transmission Agency
Revenue	5.000%	5/1/25	1,960	2,306
Northern California Transmission Agency
Revenue	5.000%	5/1/27	1,250	1,476
Northern California Transmission Agency
Revenue	5.000%	5/1/28	1,030	1,209
Northern California Transmission Agency
Revenue	5.000%	5/1/29	1,600	1,867
Northern California Transmission Agency
Revenue	5.000%	5/1/31	1,250	1,447
Northern California Transmission Agency
Revenue	5.000%	5/1/32	2,500	2,885
Northern California Transmission Agency
Revenue	5.000%	5/1/33	4,255	4,890
Northern California Transmission Agency
Revenue	5.000%	5/1/34	3,100	3,551
Northern California Transmission Agency
Revenue	5.000%	5/1/36	5,000	5,692

Northern California Transmission Agency
Revenue	5.000%	5/1/37	3,500	3,979
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	4.000%	9/1/18	1,860	1,871
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/19	2,085	2,139
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/20	2,340	2,439
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/21	1,220	1,290
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/22	1,360	1,454
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/23	1,500	1,619
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/24	1,660	1,797
3 Nuveen California AMT-Free Quality Municipal
Income Fund VRDP VRDO	1.140%	3/7/18 LOC	31,500	31,500
Oakdale CA Irrigation District Water Revenue	5.000%	8/1/26	240	276
Oakdale CA Irrigation District Water Revenue	5.000%	8/1/27	350	401
Oakdale CA Irrigation District Water Revenue	5.000%	8/1/29	455	522
Oakdale CA Irrigation District Water Revenue	5.000%	8/1/30	415	475
Oakdale CA Irrigation District Water Revenue	5.000%	8/1/33	350	397
Oakdale CA Irrigation District Water Revenue	5.000%	8/1/34	400	451
Oakdale CA Irrigation District Water Revenue	5.000%	8/1/35	300	339
Oakland CA GO	5.000%	1/15/23	5,650	6,469
Oakland CA GO	5.000%	1/15/31	3,000	3,254
Oakland CA Joint Powers Financing Authority
Lease Revenue (Administration Buildings)	5.000%	8/1/23 (12)	5,000	5,075
Oakland CA Joint Powers Financing Authority
Lease Revenue (Administration Buildings)	5.000%	8/1/24 (12)	3,810	3,867
Oakland CA Joint Powers Financing Authority
Lease Revenue (Administration Buildings)	5.000%	8/1/25 (12)	5,405	5,485
Oakland CA Joint Powers Financing Authority
Lease Revenue (Administration Buildings)	5.000%	8/1/26 (12)	4,190	4,252
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/21	3,000	3,318
Oakland CA Unified School District GO	5.000%	8/1/19	6,565	6,896
Oakland CA Unified School District GO	5.000%	8/1/20	2,525	2,735
Oakland CA Unified School District GO	5.000%	8/1/20	5,030	5,448
Oakland CA Unified School District GO	5.000%	8/1/21	1,600	1,778
Oakland CA Unified School District GO	5.000%	8/1/21 (4)	3,000	3,334
Oakland CA Unified School District GO	6.250%	8/1/21 (Prere.)	2,000	2,301
Oakland CA Unified School District GO	5.000%	8/1/22	1,300	1,475
Oakland CA Unified School District GO	5.000%	8/1/22 (4)	2,325	2,638
Oakland CA Unified School District GO	5.500%	8/1/23	1,000	1,151
Oakland CA Unified School District GO	5.000%	8/1/24	1,275	1,498
Oakland CA Unified School District GO	5.000%	8/1/25 (4)	2,175	2,591
Oakland CA Unified School District GO	5.000%	8/1/26	1,035	1,227
Oakland CA Unified School District GO	5.000%	8/1/26 (4)	1,320	1,565

Oakland CA Unified School District GO	5.000%	8/1/27	1,295	1,528
Oakland CA Unified School District GO	5.000%	8/1/27 (4)	1,160	1,369
Oakland CA Unified School District GO	5.000%	8/1/28	1,000	1,175
Oakland CA Unified School District GO	5.000%	8/1/28 (4)	1,230	1,445
Oakland CA Unified School District GO	5.000%	8/1/29	1,000	1,170
Oakland CA Unified School District GO	5.000%	8/1/31	480	564
Oakland CA Unified School District GO	5.000%	8/1/31	2,350	2,725
Oakland CA Unified School District GO	5.000%	8/1/32	1,515	1,748
Oakland CA Unified School District GO	5.000%	8/1/33	1,200	1,399
Oakland CA Unified School District GO	5.000%	8/1/33	1,245	1,430
Oakland CA Unified School District GO	5.000%	8/1/34	2,500	2,859
Ohlone CA Community College District GO	5.000%	8/1/21 (Prere.)	1,770	1,967
Ohlone CA Community College District GO	5.000%	8/1/22	760	863
Ohlone CA Community College District GO	4.000%	8/1/34	3,900	4,120
Ohlone CA Community College District GO	4.000%	8/1/35	4,290	4,503
Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/27	1,285	1,487
Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/28	1,765	2,041
Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/29	2,280	2,634
Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/30	1,400	1,615
Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/31	2,525	2,909
Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/32	2,660	3,060
Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/33	2,165	2,487
Orange County CA Development Agency Tax
Allocation Revenue (Santa Ana Heights
Project)	5.000%	9/1/21	1,200	1,306
Orange County CA Development Agency Tax
Allocation Revenue (Santa Ana Heights
Project)	5.000%	3/1/22	1,230	1,341
Orange County CA Development Agency Tax
Allocation Revenue (Santa Ana Heights
Project)	5.000%	9/1/22	1,260	1,382
Orange County CA Development Agency Tax
Allocation Revenue (Santa Ana Heights
Project)	5.000%	3/1/23	1,290	1,423
Orange County CA Development Agency Tax
Allocation Revenue (Santa Ana Heights
Project)	5.000%	9/1/23	1,320	1,461
Orange County CA Sanitation District
Wastewater Revenue	5.000%	2/1/30	9,925	11,444
Orange County CA Transportation Authority Toll
Road Revenue	5.000%	8/15/22	1,025	1,162
Orange County CA Transportation Authority Toll
Road Revenue	5.000%	8/15/27	2,515	2,886
Orange County CA Transportation Authority Toll
Road Revenue	5.000%	8/15/28	2,545	2,913
Orange County CA Water District COP	5.000%	8/15/19 (Prere.)	6,925	7,283
Orange County CA Water District Revenue	5.000%	8/15/33	8,000	9,132
Oxnard CA Union High School District GO	4.000%	8/1/23	210	232
Oxnard CA Union High School District GO	4.000%	8/1/24	200	223
Oxnard CA Union High School District GO	4.000%	8/1/25	300	337

Oxnard CA Union High School District GO	5.000%	8/1/26	850	1,025
Oxnard CA Union High School District GO	5.000%	8/1/27	750	914
Oxnard CA Union High School District GO	5.000%	8/1/28	500	595
Oxnard CA Union High School District GO	5.000%	8/1/29	850	1,005
Oxnard CA Union High School District GO	4.000%	8/1/30	2,000	2,146
Oxnard CA Union High School District GO	4.000%	8/1/31	750	802
Oxnard CA Union High School District GO	4.000%	8/1/32	1,000	1,066
Pajaro Valley CA Unified School District GO	4.000%	8/1/33	225	240
Pajaro Valley CA Unified School District GO	4.000%	8/1/34	250	266
Pajaro Valley CA Unified School District GO	4.000%	8/1/35	300	318
Pajaro Valley CA Unified School District GO	4.000%	8/1/36	250	263
Pajaro Valley CA Unified School District GO	5.000%	8/1/38	1,155	1,333
Palm Desert CA Redevelopment Agency Tax
Allocation Revenue	5.000%	10/1/21 (15)	425	472
Palm Desert CA Redevelopment Agency Tax
Allocation Revenue	5.000%	10/1/24 (15)	1,050	1,227
Palm Desert CA Redevelopment Agency Tax
Allocation Revenue	5.000%	10/1/25 (15)	1,000	1,181
Palm Desert CA Redevelopment Agency Tax
Allocation Revenue	5.000%	10/1/26 (15)	1,100	1,309
Palm Springs CA Unified School District GO	5.000%	8/1/22	1,565	1,777
Palm Springs CA Unified School District GO	5.000%	8/1/25	4,775	5,692
Palm Springs CA Unified School District GO	5.000%	8/1/26	5,800	6,997
Palm Springs CA Unified School District GO	5.000%	8/1/28	1,000	1,100
Palm Springs CA Unified School District GO	5.000%	8/1/29	1,500	1,645
Palm Springs CA Unified School District GO	5.000%	8/1/30	1,500	1,641
Palm Springs CA Unified School District GO	5.000%	8/1/31	1,500	1,638
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/20	450	487
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/21	350	388
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/22	565	639
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/23	400	459
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/24	725	844
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/25	525	617
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/25	740	870
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/26	635	753
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/26	555	658
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/27	430	505
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/28	1,355	1,580
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/29	1,275	1,478
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/31	415	476
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/32	1,435	1,640
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/33	750	852

Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/34 (14)	2,000	2,261
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/34	500	565
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	4.000%	9/2/19	1,000	1,030
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	4.000%	9/2/20	250	262
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	4.000%	9/2/21	400	427
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	5.000%	9/2/27	1,000	1,099
Palo Alto CA Unified School District GO	0.000%	8/1/24	15,890	13,558
Palomar CA Community College District GO	5.000%	8/1/29	450	541
Palomar CA Community College District GO	5.000%	8/1/30	520	622
Palomar CA Community College District GO	5.000%	8/1/31	400	476
Palomar CA Community College District GO	5.000%	8/1/32	300	355
Palomar CA Community College District GO	4.000%	8/1/33	2,140	2,246
Palomar CA Community College District GO	5.000%	8/1/33	2,760	3,244
Palomar CA Community College District GO	4.000%	8/1/34	2,390	2,502
Palomar CA Community College District GO	5.000%	8/1/34	4,500	5,261
Palomar CA Community College District GO	5.000%	8/1/35	2,485	2,899
Palomar Pomerado Health California COP	6.625%	11/1/19 (Prere.)	5,000	5,417
Palomar Pomerado Health California COP	5.000%	11/1/21	560	606
Palomar Pomerado Health California COP	5.000%	11/1/23	600	664
Palomar Pomerado Health California COP	5.000%	11/1/24	665	742
Palomar Pomerado Health California COP	5.000%	11/1/26	445	502
Palomar Pomerado Health California COP	5.000%	11/1/27	750	847
Palomar Pomerado Health California COP	5.000%	11/1/32	4,550	5,034
Palomar Pomerado Health California GO	0.000%	8/1/21 (14)	145	134
Palomar Pomerado Health California GO	0.000%	8/1/22 (14)	7,190	6,440
Palomar Pomerado Health California GO	0.000%	8/1/24 (12)	5,130	4,287
Palomar Pomerado Health California GO	0.000%	8/1/27 (14)	16,165	11,769
Palomar Pomerado Health California GO	0.000%	8/1/27 (12)	3,095	2,285
Palomar Pomerado Health California GO	5.000%	8/1/28	1,490	1,716
Palomar Pomerado Health California GO	5.000%	8/1/28	7,460	8,592
Palomar Pomerado Health California GO	5.000%	8/1/29	795	910
Palomar Pomerado Health California GO	5.000%	8/1/29	4,000	4,578
Palomar Pomerado Health California GO	5.000%	8/1/30	1,130	1,285
Palomar Pomerado Health California GO	5.000%	8/1/31	775	879
Palomar Pomerado Health California GO	4.000%	8/1/32	4,000	4,198
Palomar Pomerado Health California GO	5.000%	8/1/33	1,200	1,351
Palomar Pomerado Health California Revenue	4.000%	11/1/18	810	819
Palomar Pomerado Health California Revenue	4.000%	11/1/19	1,250	1,282
Palomar Pomerado Health California Revenue	5.000%	11/1/20	1,125	1,197
Palomar Pomerado Health California Revenue	5.000%	11/1/21	1,375	1,487
Palomar Pomerado Health California Revenue	5.000%	11/1/23	2,410	2,666
Palomar Pomerado Health California Revenue	5.000%	11/1/24	2,390	2,668
Palomar Pomerado Health California Revenue	5.000%	11/1/25	2,250	2,526
Palomar Pomerado Health California Revenue	5.000%	11/1/26	1,875	2,116
Paramount CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	5.000%	8/1/18	925	939
Paramount CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	5.000%	8/1/19	1,415	1,483

Paramount CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	5.000%	8/1/20 (4)	1,505	1,626
Paramount CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	5.000%	8/1/21 (4)	1,455	1,610
Paramount CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	5.000%	8/1/22 (4)	2,965	3,346
Paramount CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	5.000%	8/1/23 (4)	2,485	2,851
Paramount CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	0.000%	8/1/26 (14)	6,050	4,402
Pasadena CA Unified School District GO	5.000%	8/1/23	905	1,047
Pasadena CA Unified School District GO	5.000%	8/1/24	1,085	1,276
Pasadena CA Unified School District GO	5.000%	8/1/25	1,000	1,192
Pasadena CA Unified School District GO	5.000%	8/1/25	750	894
Pasadena CA Unified School District GO	5.000%	8/1/26	1,015	1,225
Pasadena CA Unified School District GO	5.000%	8/1/26	510	616
Pasadena CA Unified School District GO	5.000%	5/1/30	3,695	4,118
Pasadena CA Unified School District GO	5.000%	5/1/31	1,500	1,669
Pasadena CA Unified School District GO	5.000%	5/1/32	2,000	2,222
Peralta CA Community College District Revenue	5.000%	8/1/23	1,000	1,156
Peralta CA Community College District Revenue	5.000%	8/1/25	250	298
Peralta CA Community College District Revenue	4.000%	8/1/26	1,500	1,673
Peralta CA Community College District Revenue	5.000%	8/1/27	890	1,049
Peralta CA Community College District Revenue	5.000%	8/1/28	2,455	2,868
Peralta CA Community College District Revenue	5.000%	8/1/29	2,985	3,461
Peralta CA Community College District Revenue	5.000%	8/1/30	2,260	2,612
Peralta CA Community College District Revenue	5.000%	8/1/31	1,550	1,781
Peralta CA Community College District Revenue	5.000%	8/1/32	2,340	2,677
Peralta CA Community College District Revenue	5.000%	8/1/34	3,000	3,398
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.000%	8/1/19	3,755	3,938
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.000%	9/1/19 (4)	6,300	6,605
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/20 (2)	2,460	2,331
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.000%	9/1/20 (4)	11,880	12,844
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.000%	9/1/21 (4)	2,000	2,212
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/25 (2)	2,930	2,314
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.000%	8/1/25 (4)	855	988

Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.000%	8/1/26 (4)	900	1,035
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.000%	8/1/27 (4)	1,220	1,396
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.000%	8/1/28 (4)	1,285	1,463
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/29 (2)	355	233
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.000%	8/1/29 (4)	1,350	1,529
Pittsburg CA Water Revenue	4.000%	8/1/19	500	518
Pittsburg CA Water Revenue	4.000%	8/1/20	680	719
Pittsburg CA Water Revenue	4.000%	8/1/21	500	537
Pittsburg CA Water Revenue	5.000%	8/1/22	250	284
Placentia-Yorba Linda CA Unified School District
GO	4.000%	10/1/18 (4)	300	305
Placentia-Yorba Linda CA Unified School District
GO	5.000%	8/1/19	350	367
Placentia-Yorba Linda CA Unified School District
GO	5.000%	8/1/20	500	542
Placentia-Yorba Linda CA Unified School District
GO	5.000%	10/1/20 (4)	325	353
Placentia-Yorba Linda CA Unified School District
GO	5.000%	8/1/21	775	861
Placentia-Yorba Linda CA Unified School District
GO	5.000%	10/1/21 (4)	300	333
Placentia-Yorba Linda CA Unified School District
GO	5.000%	8/1/22	1,325	1,504
Placentia-Yorba Linda CA Unified School District
GO	5.000%	10/1/22 (4)	375	425
Placentia-Yorba Linda CA Unified School District
GO	5.000%	8/1/23	2,540	2,936
Placentia-Yorba Linda CA Unified School District
GO	5.000%	10/1/23 (4)	500	576
Placentia-Yorba Linda CA Unified School District
GO	5.000%	8/1/24	1,065	1,252
Placentia-Yorba Linda CA Unified School District
GO	5.000%	8/1/25	1,785	2,125
Pleasanton CA Unified School District GO	4.000%	8/1/34	1,050	1,111
Pleasanton CA Unified School District GO	4.000%	8/1/35	1,000	1,055
Pleasanton CA Unified School District GO	4.000%	8/1/36	800	842
Pomona CA Single Family Mortgage Revenue	7.600%	5/1/23 (ETM)	6,000	6,879
Pomona CA Unified School District GO	5.000%	8/1/22 (15)	440	498
Pomona CA Unified School District GO	5.000%	8/1/26 (15)	450	520
Port of Oakland CA Revenue	5.000%	11/1/26	2,275	2,716
Port of Oakland CA Revenue	5.000%	11/1/27	1,250	1,501
Port of Oakland CA Revenue	5.000%	11/1/28	1,500	1,789
Port of Oakland CA Revenue	5.000%	11/1/29	950	1,126
Poway CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	6/15/22	2,225	2,511
Poway CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/22	3,535	4,029

Poway CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	6/15/23	3,325	3,818
Poway CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/26	1,370	1,600
Poway CA Unified School District GO	0.000%	8/1/18	4,565	4,540
Poway CA Unified School District GO	4.000%	9/1/18	450	455
Poway CA Unified School District GO	0.000%	8/1/19	5,425	5,301
Poway CA Unified School District GO	5.000%	9/1/19	980	1,025
Poway CA Unified School District GO	0.000%	8/1/20	3,280	3,140
Poway CA Unified School District GO	5.000%	9/1/20	610	655
Poway CA Unified School District GO	5.000%	9/1/21	320	352
Poway CA Unified School District GO	5.000%	9/1/22	455	511
Poway CA Unified School District GO	5.000%	9/1/23	1,565	1,747
Poway CA Unified School District GO	5.000%	8/1/26	5,125	5,673
Poway CA Unified School District GO	5.000%	9/1/26	990	1,084
Poway CA Unified School District GO	5.000%	8/1/27	1,625	1,887
Poway CA Unified School District GO	0.000%	8/1/28	9,070	6,503
Poway CA Unified School District GO	5.000%	9/1/29	1,195	1,297
Poway CA Unified School District GO	5.000%	9/1/30	2,545	2,755
Poway CA Unified School District GO	0.000%	8/1/31	1,345	836
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	4.000%	9/1/20	1,165	1,231
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	4.000%	9/1/21	1,000	1,072
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	4.000%	9/1/22	860	931
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/22 (15)	715	806
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	4.000%	9/15/22	435	462
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/23 (15)	1,180	1,351
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/23	1,005	1,150
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/24 (15)	1,000	1,160
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/24	1,530	1,769
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/25 (15)	775	908
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/25	1,645	1,921
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/26 (15)	1,000	1,163
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/26	2,520	2,968
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/26	915	1,024
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/27	990	1,104
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/29	1,010	1,117
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/30	1,000	1,099
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/30	1,235	1,360

Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/31	1,295	1,421
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/32	1,410	1,540
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/32	990	1,080
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/33	1,505	1,639
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/34	1,595	1,733
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/35	1,695	1,836
Rancho Cucamonga CA Redevelopment
Agency Successor Agency Tax Allocation
Revenue (Rancho Redevelopment Project)	5.000%	9/1/27 (4)	1,700	1,961
Rancho Cucamonga CA Redevelopment
Agency Successor Agency Tax Allocation
Revenue (Rancho Redevelopment Project)	5.000%	9/1/28 (4)	2,800	3,217
Rancho Cucamonga CA Redevelopment
Agency Successor Agency Tax Allocation
Revenue (Rancho Redevelopment Project)	5.000%	9/1/30 (4)	1,500	1,713
Rancho Cucamonga CA Redevelopment
Agency Successor Agency Tax Allocation
Revenue (Rancho Redevelopment Project)	5.000%	9/1/31 (4)	1,400	1,594
Rancho Cucamonga CA Redevelopment
Agency Successor Agency Tax Allocation
Revenue (Rancho Redevelopment Project)	5.000%	9/1/32 (4)	1,710	1,944
Rancho Santiago CA Community College
District GO	5.125%	9/1/29 (4)	5,000	6,197
4 Redding CA Electric System Revenue	4.000%	6/1/19	1,400	1,444
4 Redding CA Electric System Revenue	5.000%	6/1/20	1,120	1,205
4 Redding CA Electric System Revenue	5.000%	6/1/21	1,000	1,104
Redding CA Electric System Revenue	5.000%	6/1/21	400	442
4 Redding CA Electric System Revenue	5.000%	6/1/22	1,100	1,241
Redding CA Electric System Revenue	5.000%	6/1/22	395	446
4 Redding CA Electric System Revenue	5.000%	6/1/23	800	919
Redding CA Electric System Revenue	5.000%	6/1/23	500	575
4 Redding CA Electric System Revenue	5.000%	6/1/24	750	876
Redding CA Electric System Revenue	5.000%	6/1/24	1,000	1,169
4 Redding CA Electric System Revenue	5.000%	6/1/25	730	863
Redding CA Electric System Revenue	5.000%	6/1/25	830	982
Redding CA Electric System Revenue	5.000%	6/1/26	1,000	1,194
Redding CA Electric System Revenue	5.000%	6/1/27	1,350	1,626
Redding CA Electric System Revenue	5.000%	6/1/28	1,275	1,526
Redding CA Electric System Revenue	5.000%	6/1/29	1,495	1,775
Redding CA Joint Powers Financing Authority
Electric System Revenue	4.000%	6/1/23	325	351
Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/24	300	344
Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/25	375	433
Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/26	675	783
Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/27	1,000	1,154
Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/28	1,000	1,150

Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/30	775	884
Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/32	475	539
Redwood City CA Redevelopment Agency
Redevelopment Project Area No. 2 Tax
Allocation Revenue	0.000%	7/15/25 (2)	3,350	2,670
4 Rialto CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/28	1,000	1,184
4 Rialto CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/30	1,285	1,494
4 Rialto CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/32	470	541
4 Rialto CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/33	515	590
4 Rialto CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/37	3,250	3,678
Rio CA Elementary School District Community
Facilities District Special Tax Revenue	5.000%	9/1/27	1,000	1,105
Rio CA Elementary School District Community
Facilities District Special Tax Revenue	5.000%	9/1/28	1,000	1,100
Rio CA Elementary School District Community
Facilities District Special Tax Revenue	5.000%	9/1/30	1,000	1,091
Rio CA Elementary School District Community
Facilities District Special Tax Revenue	5.000%	9/1/35	2,300	2,503
Rio Hondo CA Community College District GO	0.000%	8/1/31	2,010	1,267
Riverside CA Community College District GO	0.000%	8/1/27	2,755	2,006
Riverside CA Community College District GO	0.000%	8/1/28	1,650	1,138
Riverside CA Community College District GO	5.000%	8/1/28	3,080	3,614
Riverside CA Electric Revenue	5.000%	10/1/24 (4)	1,000	1,021
Riverside CA Electric Revenue	5.000%	10/1/25 (4)	2,000	2,041
Riverside CA Electric Revenue	5.000%	10/1/26 (4)	2,500	2,551
Riverside CA Electric Revenue	5.000%	10/1/27 (4)	3,570	3,643
3 Riverside CA Electric Revenue TOB VRDO	1.120%	3/7/18	2,500	2,500
Riverside CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	9/1/29	1,265	1,443
Riverside CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	9/1/31	1,045	1,187
Riverside CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/31 (4)	2,930	3,339
Riverside CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/32 (4)	3,075	3,493
Riverside CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	9/1/33	1,055	1,190
Riverside CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/33 (4)	1,230	1,392
3 Riverside CA Redevelopment Successor
Agency Tax Allocation Revenue TOB VRDO	1.190%	3/7/18 (15)	5,000	5,000
Riverside CA Sewer Revenue	5.000%	8/1/20	1,685	1,824
Riverside CA Sewer Revenue	5.000%	8/1/21	2,000	2,221
Riverside CA Sewer Revenue	5.000%	8/1/22	2,160	2,448
Riverside CA Sewer Revenue	5.000%	8/1/23	3,760	4,336
Riverside CA Sewer Revenue	5.000%	8/1/24	2,020	2,366
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/19	1,220	1,280
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/20	1,280	1,384

Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/23	1,410	1,580
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/25	1,555	1,717
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/26	1,615	1,782
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/27	1,710	1,887
Riverside County CA Asset Leasing Corp.
Leasehold Revenue (Riverside County
Hospital Project)	5.000%	6/1/19	3,660	3,822
Riverside County CA Asset Leasing Corp.
Leasehold Revenue (Riverside County
Hospital Project)	0.000%	6/1/25 (14)	6,835	5,516
Riverside County CA Infrastructure Financing
Authority (Indio Law Building)	4.000%	11/1/28	500	544
Riverside County CA Infrastructure Financing
Authority (Indio Law Building)	4.000%	11/1/30	1,070	1,154
Riverside County CA Infrastructure Financing
Authority (Indio Law Building)	4.000%	11/1/32	1,150	1,223
Riverside County CA Infrastructure Financing
Authority (Indio Law Building)	4.000%	11/1/35	1,930	2,030
Riverside County CA Infrastructure Financing
Authority (Indio Law Building)	4.000%	11/1/36	2,010	2,109
Riverside County CA Infrastructure Financing
Authority (Indio Law Building)	4.000%	11/1/37	1,000	1,047
Riverside County CA Public Financing Authority
Lease Revenue	5.000%	11/1/22	1,800	2,035
Riverside County CA Public Financing Authority
Lease Revenue	5.000%	11/1/23	2,030	2,332
Riverside County CA Public Financing Authority
Lease Revenue	5.000%	11/1/24	1,735	2,022
Riverside County CA Public Financing Authority
Lease Revenue	5.000%	11/1/30	9,885	11,331
Riverside County CA Public Financing Authority
Lease Revenue	5.000%	11/1/32	10,620	12,119
Riverside County CA Public Financing Authority
Tax Allocation Revenue	4.000%	10/1/18	325	330
Riverside County CA Public Financing Authority
Tax Allocation Revenue	4.000%	9/1/19	2,560	2,652
Riverside County CA Public Financing Authority
Tax Allocation Revenue	5.000%	10/1/19	225	237
Riverside County CA Public Financing Authority
Tax Allocation Revenue	5.000%	9/1/20	2,665	2,880
Riverside County CA Public Financing Authority
Tax Allocation Revenue	5.000%	10/1/20	375	406
Riverside County CA Public Financing Authority
Tax Allocation Revenue	5.000%	9/1/21 (4)	2,550	2,824
Riverside County CA Public Financing Authority
Tax Allocation Revenue	5.000%	10/1/21	250	277
Riverside County CA Public Financing Authority
Tax Allocation Revenue	5.000%	9/1/22 (4)	1,830	2,063
Riverside County CA Public Financing Authority
Tax Allocation Revenue	5.000%	10/1/22	350	395
Riverside County CA Public Financing Authority
Tax Allocation Revenue	5.000%	9/1/23 (4)	2,445	2,799

Riverside County CA Public Financing Authority
Tax Allocation Revenue	5.000%	10/1/33 (15)	3,535	4,053
Riverside County CA Public Financing Authority
Tax Allocation Revenue	5.000%	10/1/35 (15)	1,195	1,362
Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	4.000%	10/1/18 (4)	500	508
Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/19 (4)	1,000	1,054
Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/21 (4)	1,150	1,277
Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	0.000%	10/1/22 (15)	375	349
Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/22 (4)	1,320	1,494
Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/23 (4)	1,905	2,192
Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/24 (4)	2,005	2,340
Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/25 (4)	1,440	1,699
Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	0.000%	10/1/27 (15)	520	495
Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/27 (4)	1,160	1,356
Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	0.000%	10/1/30 (15)	750	705
Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	0.000%	10/1/32 (15)	590	551
Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	0.000%	10/1/37 (15)	1,015	925
Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/23 (Prere.)	3,000	3,496
Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/23 (Prere.)	4,075	4,749
Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/23 (Prere.)	3,000	3,496
Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/23 (Prere.)	2,000	2,331
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/22	2,500	2,198
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/23	3,630	3,070
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/24	6,985	5,648
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/31	5,000	2,909
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/32	4,000	2,219
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/33	5,500	2,901
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/34	3,500	1,759
Rocklin CA Unified School District GO	0.000%	8/1/23 (14)	7,030	6,185
Rocklin CA Unified School District GO	0.000%	8/1/24 (14)	2,965	2,525
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/20 (Prere.)	6,120	6,521

Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/29	330	389
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/30	770	889
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/30	200	236
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/31	530	610
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/32	1,310	1,502
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/32	250	291
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/33	1,000	1,142
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/33	350	405
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/34	3,425	3,897
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/34	250	288
Roseville CA Financing Authority Electric
System Revenue	4.000%	2/1/36	4,500	4,699
Roseville CA Financing Authority Special Tax
Revenue	3.000%	9/1/18	500	504
Roseville CA Financing Authority Special Tax
Revenue	4.000%	9/1/19	850	875
Roseville CA Financing Authority Special Tax
Revenue	4.000%	9/1/20	550	575
Roseville CA Financing Authority Special Tax
Revenue	4.000%	9/1/21	700	740
Roseville CA Financing Authority Special Tax
Revenue	4.000%	9/1/22	1,000	1,067
Roseville CA Financing Authority Special Tax
Revenue	5.000%	9/1/23	550	619
Roseville CA Financing Authority Special Tax
Revenue	5.000%	9/1/24	1,100	1,254
Roseville CA Financing Authority Special Tax
Revenue	5.000%	9/1/27	1,100	1,282
Roseville CA Financing Authority Special Tax
Revenue	5.000%	9/1/29	750	865
Roseville CA Financing Authority Special Tax
Revenue	5.000%	9/1/30 (4)	2,000	2,309
Roseville CA Financing Authority Special Tax
Revenue	5.000%	9/1/31 (4)	2,665	3,069
Roseville CA Joint Union High School District
GO	0.000%	8/1/29 (4)	3,215	2,161
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/19	10,000	10,319
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/20	2,160	2,290
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/24	725	814
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/27	210	241
Roseville CA Special Tax Revenue	5.000%	9/1/20	1,055	1,131
Roseville CA Special Tax Revenue	5.000%	9/1/21	500	548

Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/22 (15)	445	504
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/24 (15)	300	351
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/26 (15)	280	324
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/27 (15)	425	489
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/28 (15)	250	286
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/29 (15)	500	570
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/31 (15)	1,160	1,313
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/33 (15)	1,280	1,438
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/34 (15)	1,340	1,501
Sacramento CA City Financing Authority
Revenue	5.000%	12/1/19	3,990	4,222
Sacramento CA City Financing Authority
Revenue	4.000%	12/1/20	3,700	3,930
Sacramento CA City Financing Authority
Revenue	5.000%	12/1/20	2,000	2,178
Sacramento CA City Financing Authority
Revenue	5.000%	12/1/32 (15)	1,300	1,484
Sacramento CA City Financing Authority
Revenue	5.000%	12/1/33 (15)	1,725	1,959
Sacramento CA City Financing Authority Tax
Allocation Revenue	0.000%	12/1/25 (14)	5,000	3,922
Sacramento CA City Financing Authority Tax
Allocation Revenue	0.000%	12/1/27 (14)	15,815	11,299
Sacramento CA City Financing Authority Tax
Allocation Revenue	0.000%	12/1/31 (14)	5,000	2,948
Sacramento CA City Financing Authority Tax
Allocation Revenue	0.000%	12/1/34 (14)	3,990	2,027
Sacramento CA City Unified School District GO	5.000%	7/1/20 (4)	500	540
Sacramento CA City Unified School District GO	5.000%	7/1/21 (4)	460	509
Sacramento CA City Unified School District GO	5.000%	7/1/22 (4)	770	871
Sacramento CA Cogeneration Authority
Revenue	5.000%	7/1/18	725	734
Sacramento CA Cogeneration Authority
Revenue	5.000%	7/1/19	1,155	1,210
Sacramento CA Cogeneration Authority
Revenue	5.250%	7/1/20	1,250	1,356
Sacramento CA Cogeneration Authority
Revenue	5.250%	7/1/21	1,000	1,114

Sacramento CA Financing Authority Lease
Revenue	5.000%	12/1/18	50	51
Sacramento CA Municipal Utility District
Financing Authority Revenue	5.000%	7/1/20	1,405	1,519
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/18 (Prere.)	2,920	2,970
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/18 (Prere.)	5,895	5,995
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/19	780	820
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/20	5,750	6,240
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/21	2,590	2,885
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/22	4,000	4,553
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/23	4,000	4,637
Sacramento CA Municipal Utility District
Revenue	5.250%	7/1/24 (2)	10,085	11,530
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/24	3,480	4,104
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/24	1,335	1,575
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/24 (4)	4,630	4,709
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/25	1,500	1,794
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/25	5,455	6,184
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/25	2,505	2,996
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/25 (4)	9,380	9,539
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/26	2,000	2,419
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/26	2,485	3,006
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/26 (4)	3,070	3,122
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/27	4,905	5,626
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/28	1,540	1,899
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/28	2,000	2,290
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/30	6,435	7,265
Sacramento CA Regional Transportation District
Farebox Revenue	5.000%	9/1/20 (Prere.)	1,155	1,249
Sacramento CA Regional Transportation District
Farebox Revenue	5.000%	9/1/20 (Prere.)	1,100	1,189
Sacramento CA Regional Transportation District
Farebox Revenue	5.000%	9/1/20 (Prere.)	975	1,054
Sacramento CA Regional Transportation District
Farebox Revenue	5.000%	9/1/20 (Prere.)	925	1,000

Sacramento CA Regional Transportation District
Farebox Revenue	5.000%	9/1/20 (Prere.)	405	438
Sacramento CA Regional Transportation District
Farebox Revenue	5.000%	3/1/22	680	733
Sacramento CA Regional Transportation District
Farebox Revenue	5.000%	3/1/28	1,575	1,692
Sacramento CA Regional Transportation District
Farebox Revenue	5.000%	3/1/29	1,660	1,782
Sacramento CA Regional Transportation District
Farebox Revenue	5.000%	3/1/30	1,875	2,003
Sacramento CA Regional Transportation District
Farebox Revenue	5.000%	3/1/31	1,970	2,104
Sacramento CA Transportation Authority Sales
Tax Revenue	5.000%	10/1/21	2,300	2,563
Sacramento CA Unified School District GO	3.000%	8/1/19 (4)	1,215	1,242
Sacramento CA Unified School District GO	3.000%	8/1/20 (4)	1,000	1,035
Sacramento CA Unified School District GO	4.000%	8/1/21 (4)	1,000	1,077
Sacramento CA Unified School District GO	4.000%	8/1/22 (4)	750	818
Sacramento CA Unified School District GO	5.000%	8/1/23 (4)	1,175	1,354
Sacramento CA Water Revenue	5.000%	9/1/27	3,210	3,668
Sacramento County CA Airport Revenue	5.000%	7/1/18 (Prere.)	330	334
Sacramento County CA Airport Revenue	5.000%	7/1/18 (Prere.)	265	268
Sacramento County CA Airport Revenue	5.000%	7/1/23 (4)	1,735	1,756
Sacramento County CA Airport Revenue	5.000%	7/1/24 (4)	1,785	1,806
Sacramento County CA Airport Revenue	5.000%	7/1/24 (4)	2,170	2,196
Sacramento County CA Airport Revenue	5.000%	7/1/28	1,250	1,343
Sacramento County CA Airport Revenue	5.000%	7/1/30	5,240	5,603
Sacramento County CA Airport Revenue	5.000%	7/1/35	1,000	1,132
Sacramento County CA Airport Revenue	5.000%	7/1/36	2,000	2,257
Saddleback Valley CA Unified School District
GO	4.000%	8/1/20	2,100	2,226
Saddleback Valley CA Unified School District
GO	4.000%	8/1/26	2,725	3,082
San Bernardino CA City Unified School District
GO	5.000%	8/1/20 (4)	765	827
San Bernardino CA City Unified School District
GO	5.000%	8/1/21 (4)	1,230	1,362
San Bernardino CA City Unified School District
GO	5.000%	8/1/22 (4)	1,525	1,722
San Bernardino CA City Unified School District
GO	5.000%	8/1/23 (4)	1,100	1,263
San Bernardino CA City Unified School District
GO	5.000%	8/1/24 (4)	1,400	1,603
San Bernardino CA City Unified School District
GO	5.000%	8/1/28 (4)	470	558
San Bernardino CA City Unified School District
GO	5.000%	8/1/29 (4)	550	649
San Bernardino CA City Unified School District
GO	5.000%	8/1/30 (4)	630	738
San Bernardino CA City Unified School District
GO	5.000%	8/1/31 (4)	230	268
San Bernardino CA Community College District
GO	0.000%	8/1/23 (4)	2,655	2,333
San Bernardino CA Community College District
GO	5.000%	8/1/24	4,375	5,031
San Bernardino CA Community College District
GO	5.000%	8/1/25	4,550	5,224

San Bernardino CA Community College District
GO	5.000%	8/1/26	4,150	4,758
San Bernardino CA Community College District
GO	0.000%	8/1/29	1,000	672
San Bernardino CA Community College District
GO	5.000%	8/1/29	5,000	5,801
San Bernardino CA Community College District
GO	0.000%	8/1/30	1,100	698
San Bernardino CA Community College District
GO	0.000%	8/1/31	1,000	599
San Bernardino CA Community College District
GO	5.000%	8/1/31	8,370	9,649
San Bernardino CA Community College District
GO	0.000%	8/1/32	1,100	622
San Bernardino CA Community College District
GO	0.000%	8/1/33	1,165	625
San Bernardino County CA Medical Center COP	5.500%	8/1/22 (14)	8,940	9,991
San Bernardino County CA Transportation
Authority Revenue	5.000%	3/1/31	3,355	3,733
San Diego CA Association of Governments
South Bay Expressway Toll Revenue	5.000%	7/1/29	860	1,024
San Diego CA Association of Governments
South Bay Expressway Toll Revenue	5.000%	7/1/31	2,000	2,352
San Diego CA Association of Governments
South Bay Expressway Toll Revenue	5.000%	7/1/32	1,750	2,048
San Diego CA Association of Governments
South Bay Expressway Toll Revenue	5.000%	7/1/34	1,500	1,741
San Diego CA Association of Governments
South Bay Expressway Toll Revenue	5.000%	7/1/35	1,500	1,735
San Diego CA Association of Governments
South Bay Expressway Toll Revenue	5.000%	7/1/36	1,500	1,729
San Diego CA Association of Governments
South Bay Expressway Toll Revenue	5.000%	7/1/37	1,000	1,150
San Diego CA Association of Governments
South Bay Expressway Toll Revenue	5.000%	7/1/38	1,150	1,321
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	8,670	9,633
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	2,000	2,222
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	5,000	5,555
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	9,830	10,922
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	3,380	3,756
San Diego CA Community College District GO	5.000%	8/1/28	4,100	4,639
San Diego CA Community College District GO	5.000%	8/1/30	1,285	1,476
San Diego CA Community College District GO	5.000%	8/1/31	1,000	1,147
San Diego CA Community College District GO	5.000%	8/1/32	2,150	2,463
San Diego CA Community Facilities District No.
1 (Miramar Ranch North) Special Tax
Revenue	4.000%	9/1/18	3,260	3,302
San Diego CA Community Facilities District No.
1 (Miramar Ranch North) Special Tax
Revenue	5.000%	9/1/20	3,465	3,746
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/19 (Prere.)	6,000	6,257
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/19 (Prere.)	1,825	1,904
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/19 (Prere.)	3,000	3,129

San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/19 (Prere.)	2,000	2,092
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/20	9,800	10,554
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/20 (Prere.)	5,000	5,409
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/21	5,765	6,376
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/23	10,050	11,586
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/34	5,000	5,801
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/35	5,150	5,959
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/36	5,000	5,773
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/19 (Prere.)	4,215	4,424
San Diego CA Public Facilities Financing
Authority Water Revenue	5.125%	8/1/19 (Prere.)	5,000	5,257
San Diego CA Public Facilities Financing
Authority Water Revenue	5.250%	8/1/20 (Prere.)	5,355	5,827
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/22	3,220	3,649
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/25	4,270	5,068
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/26	10,710	12,856
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/30	2,000	2,243
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/32	4,190	4,681
San Diego CA Redevelopment Agency Tax
Allocation	5.000%	9/1/19	1,000	1,053
San Diego CA Redevelopment Agency Tax
Allocation	5.000%	9/1/20	1,000	1,084
San Diego CA Redevelopment Agency Tax
Allocation	5.000%	9/1/21	2,135	2,371
San Diego CA Redevelopment Agency Tax
Allocation	5.000%	9/1/22	1,040	1,178
San Diego CA Redevelopment Agency Tax
Allocation	5.000%	9/1/23	1,055	1,216
San Diego CA Unified School District GO	0.000%	7/1/18 (14)	9,500	9,457
San Diego CA Unified School District GO	5.500%	7/1/20 (4)	9,490	10,372
San Diego CA Unified School District GO	5.000%	7/1/21	15,000	16,653
San Diego CA Unified School District GO	5.000%	7/1/22	1,580	1,793
San Diego CA Unified School District GO	5.500%	7/1/22 (4)	12,790	14,782
San Diego CA Unified School District GO	5.000%	7/1/24	1,735	2,040
San Diego CA Unified School District GO	4.000%	7/1/25	2,500	2,812
San Diego CA Unified School District GO	5.000%	7/1/25	1,695	2,021
San Diego CA Unified School District GO	5.500%	7/1/25 (14)	1,130	1,385
San Diego CA Unified School District GO	0.000%	7/1/26	8,425	6,574
San Diego CA Unified School District GO	5.000%	7/1/26	20,040	23,670
San Diego CA Unified School District GO	5.500%	7/1/26 (4)	20,885	25,978
San Diego CA Unified School District GO	5.500%	7/1/26 (4)	7,565	9,410
San Diego CA Unified School District GO	0.000%	7/1/27	8,500	6,356
San Diego CA Unified School District GO	0.000%	7/1/28	8,000	5,734

San Diego CA Unified School District GO	5.000%	7/1/28	725	851
San Diego CA Unified School District GO	5.000%	7/1/28	6,535	7,671
San Diego CA Unified School District GO	0.000%	7/1/29	1,250	856
San Diego CA Unified School District GO	0.000%	7/1/29	3,250	2,221
San Diego CA Unified School District GO	5.000%	7/1/29	750	878
San Diego CA Unified School District GO	5.000%	7/1/29	3,295	3,911
San Diego CA Unified School District GO	0.000%	7/1/30	2,000	1,309
San Diego CA Unified School District GO	0.000%	7/1/30	2,170	1,430
San Diego CA Unified School District GO	0.000%	7/1/30	2,500	1,648
San Diego CA Unified School District GO	0.000%	7/1/30	10,255	6,759
San Diego CA Unified School District GO	0.000%	7/1/31	2,300	1,437
San Diego CA Unified School District GO	5.000%	7/1/31	1,200	1,395
San Diego CA Unified School District GO	5.000%	7/1/31	3,000	3,577
San Diego CA Unified School District GO	0.000%	7/1/32	2,000	1,188
San Diego CA Unified School District GO	4.000%	7/1/32	1,000	1,067
San Diego CA Unified School District GO	5.000%	7/1/32	3,000	3,566
San Diego CA Unified School District GO	4.000%	8/1/32	1,065	1,126
San Diego CA Unified School District GO	4.000%	7/1/33	2,000	2,127
San Diego CA Unified School District GO	5.000%	7/1/33	4,330	5,127
San Diego CA Unified School District GO	4.000%	7/1/34	3,000	3,180
San Diego CA Unified School District GO	4.000%	7/1/34	2,000	2,115
San Diego CA Unified School District GO	4.000%	7/1/35	3,600	3,794
San Diego CA Unified School District GO	4.000%	7/1/35	3,390	3,574
San Diego CA Unified School District GO	4.000%	8/1/35	1,855	1,934
San Diego CA Unified School District GO	4.000%	7/1/37	5,155	5,409
San Diego County CA COP	5.000%	10/15/24	2,125	2,504
San Diego County CA COP	5.000%	10/15/25	5,305	6,237
San Diego County CA COP	5.000%	10/15/26	2,590	3,036
San Diego County CA COP	5.000%	10/15/27	2,000	2,338
San Diego County CA COP	5.000%	10/15/28	1,400	1,632
San Diego County CA COP	5.000%	10/15/29	2,010	2,336
San Diego County CA Limited Obligation
Revenue (Sanford Burnham Prebys Medical
Discovery Institute)	5.000%	11/1/18	460	471
San Diego County CA Limited Obligation
Revenue (Sanford Burnham Prebys Medical
Discovery Institute)	5.000%	11/1/19	480	506
San Diego County CA Limited Obligation
Revenue (Sanford Burnham Prebys Medical
Discovery Institute)	5.000%	11/1/22	425	479
San Diego County CA Limited Obligation
Revenue (Sanford Burnham Prebys Medical
Discovery Institute)	4.000%	11/1/23	1,665	1,817
San Diego County CA Limited Obligation
Revenue (Sanford Burnham Prebys Medical
Discovery Institute)	5.000%	11/1/24	750	869
San Diego County CA Limited Obligation
Revenue (Sanford Burnham Prebys Medical
Discovery Institute)	5.000%	11/1/26	1,145	1,329
San Diego County CA Limited Obligation
Revenue (Sanford Burnham Prebys Medical
Discovery Institute)	5.000%	11/1/28	1,950	2,231
San Diego County CA Limited Obligation
Revenue (Sanford Burnham Prebys Medical
Discovery Institute)	5.000%	11/1/30	1,705	1,928
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/23	3,915	4,213

San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/25	9,000	9,676
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/26	6,000	6,448
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/26	200	236
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/27	300	357
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/28	3,000	3,220
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/28	350	414
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/29	310	365
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/30	500	587
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/31	1,250	1,461
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/32	1,000	1,164
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/33	1,305	1,514
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/34	1,000	1,156
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/35	1,000	1,152
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/36	2,750	3,161
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/37	1,655	1,898
San Diego County CA Regional Building
Authority Lease Revenue (County Operations
Center & Annex Redevelopment Project)	5.000%	2/1/19 (Prere.)	2,420	2,502
San Diego County CA Regional Building
Authority Lease Revenue (County Operations
Center & Annex Redevelopment Project)	5.000%	2/1/19 (Prere.)	4,820	4,982
San Diego County CA Regional Building
Authority Lease Revenue (County Operations
Center & Annex Redevelopment Project)	5.000%	2/1/19 (Prere.)	4,285	4,429
San Diego County CA Regional Building
Authority Lease Revenue (County Operations
Center & Annex Redevelopment Project)	5.500%	2/1/19 (Prere.)	5,780	6,001
San Diego County CA Water Authority Financing
Agency Water Revenue	5.000%	11/1/19 (Prere.)	2,000	2,117
San Diego County CA Water Authority Revenue	3.000%	5/1/21	5,000	5,211
San Diego County CA Water Authority Revenue	5.000%	5/1/26	2,065	2,479
San Diego County CA Water Authority Revenue	5.000%	5/1/30	5,000	5,490
San Diego County CA Water Authority Revenue	5.000%	5/1/32	10,000	11,747
San Diego County CA Water Authority Revenue	5.000%	5/1/35	13,795	16,039
San Diego County CA Water Authority Revenue
COP	5.250%	5/1/21 (14)	6,725	7,479
San Diego County CA Water Authority Revenue
COP	5.250%	5/1/22 (14)	7,075	8,062
3 San Diego County CA Water Authority Revenue
COP TOB VRDO	1.100%	3/7/18	6,315	6,315
San Francisco CA Bay Area Rapid Transit
District GO	5.000%	8/1/28	1,685	1,991

San Francisco CA Bay Area Rapid Transit
District GO	4.000%	8/1/34	6,580	6,978
San Francisco CA Bay Area Rapid Transit
District GO	5.000%	8/1/36	1,825	2,145
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/20	1,040	1,125
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/20 (Prere.)	9,570	10,341
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/22 (Prere.)	290	327
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/22 (Prere.)	690	779
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/22 (Prere.)	755	853
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/23	780	883
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/27	5,350	6,327
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/28	2,510	2,959
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/29	1,865	2,097
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/30	2,045	2,296
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/31	2,215	2,587
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/32	1,625	1,892
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/33	1,500	1,736
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/23	2,220	2,513
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/23	4,070	4,607
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/24	2,335	2,640
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/24	4,270	4,827
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/25	2,450	2,767
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/25	4,485	5,064
San Francisco CA City & County COP	5.000%	4/1/27	13,095	15,432
San Francisco CA City & County COP	4.000%	9/1/30	5,215	5,499
San Francisco CA City & County COP	4.000%	9/1/31	5,100	5,357
San Francisco CA City & County COP	4.000%	9/1/32	5,680	5,957
San Francisco CA City & County COP	4.000%	4/1/35	9,870	10,323
San Francisco CA City & County COP	4.000%	9/1/35	5,170	5,372
San Francisco CA City & County COP	4.000%	4/1/36	10,665	11,133
San Francisco CA City & County GO	5.000%	6/15/19	1,045	1,094
San Francisco CA City & County GO	5.000%	6/15/20	500	540
San Francisco CA City & County GO	5.000%	6/15/22	2,640	2,965
San Francisco CA City & County GO	5.000%	6/15/23	4,000	4,482
San Francisco CA City & County GO	5.000%	6/15/26	4,010	4,610
San Francisco CA City & County GO	5.000%	6/15/27	5,815	6,661
San Francisco CA City & County GO	4.000%	6/15/28	4,190	4,540
San Francisco CA City & County GO	4.000%	6/15/29	4,545	4,906

San Francisco CA City & County International
Airport Revenue	5.000%	5/1/20 (Prere.)	2,135	2,288
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/20 (Prere.)	2,135	2,288
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/20 (14)	5,000	5,388
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/21	5,100	5,606
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/21	1,150	1,264
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/21	2,865	3,073
San Francisco CA City & County International
Airport Revenue	5.000%	5/3/21 (Prere.)	550	606
San Francisco CA City & County International
Airport Revenue	5.000%	5/3/21 (Prere.)	1,150	1,268
San Francisco CA City & County International
Airport Revenue	5.000%	5/3/21 (Prere.)	1,200	1,323
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/22	6,130	6,887
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/22	1,635	1,837
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/22	2,865	3,071
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/23	5,050	5,779
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/23	3,070	3,513
San Francisco CA City & County International
Airport Revenue	4.000%	5/1/24	5,775	6,389
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/24	1,800	2,095
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/24	3,205	3,730
San Francisco CA City & County International
Airport Revenue	4.000%	5/1/25	3,625	4,040
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/25	2,090	2,467
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/25	6,115	7,217
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/27	1,940	2,310
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/28	2,175	2,583
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/28	2,305	2,534
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/28	7,625	8,512
San Francisco CA City & County International
Airport Revenue	4.900%	5/1/29	8,625	9,090
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/29	1,755	2,074
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/30	1,000	1,177
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/30	4,790	5,250

San Francisco CA City & County International
Airport Revenue	5.000%	5/1/31	635	745
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/31	5,045	5,521
San Francisco CA City & County Multifamily
Housing Revenue (1601 Mariposa
Apartments) VRDO	1.050%	3/7/18 LOC	58,850	58,850
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/26	1,795	2,137
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/26	5,865	6,983
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/27	1,885	2,234
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/30	13,170	14,848
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/34	9,495	10,927
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/35	9,980	11,463
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/36	10,495	12,031
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/19 (Prere.)	10,000	10,585
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/19 (Prere.)	2,705	2,863
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/19 (Prere.)	2,960	3,133
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/19 (Prere.)	1,000	1,058
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/19	1,020	1,080
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/19 (Prere.)	2,555	2,704
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/19 (Prere.)	440	465
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/20	2,010	2,194
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/21 (Prere.)	10,335	11,557
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/21 (Prere.)	11,000	12,301
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/21	1,165	1,304
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	5/1/22 (Prere.)	3,020	3,409
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	5/1/22 (Prere.)	5,730	6,467
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	5/1/22 (Prere.)	5,000	5,643
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	5/1/22 (Prere.)	9,000	10,158
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/22	925	1,057
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/23	1,425	1,659
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/23	4,245	4,943

San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/24	1,000	1,184
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/24	4,560	5,397
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/25	6,035	7,145
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/27	7,755	9,114
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/27	1,000	1,155
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	10/1/28	10,235	11,587
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/28	2,640	3,085
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/28	3,830	4,476
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/28	1,830	2,139
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/28	5,355	6,270
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	3,510	3,932
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	3,300	3,843
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	4,025	4,687
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	1,925	2,242
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	12,685	14,798
San Francisco CA City & County Public Utilities
Commission Water Revenue	4.000%	11/1/30	3,660	4,013
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/30	3,470	4,025
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/30	4,230	4,906
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/30	2,025	2,349
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	10/1/31	2,000	2,334
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	10/1/31	14,015	15,768
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/31	3,650	4,224
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/31	4,450	5,150
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/31	2,130	2,465
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/31	1,000	1,141
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	10/1/32	3,000	3,488
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/32	2,625	3,029
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/32	3,835	4,415

San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/32	4,680	5,388
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/32	2,240	2,579
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/33	6,000	7,054
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/34	4,030	4,718
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/35	7,000	8,165
San Francisco CA City & County Public Utilities
Commission Water Revenue	4.000%	11/1/36	8,600	9,050
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/38	1,520	1,727
San Francisco CA City & County
Redevelopment Agency Community Facilities
District No. 7 Special Tax Revenue (Hunters
Point Shipyard Improvements)	5.000%	8/1/30	525	587
San Francisco CA City & County
Redevelopment Agency Community Facilities
District No. 7 Special Tax Revenue (Hunters
Point Shipyard Improvements)	5.000%	8/1/33	680	748
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/19	220	231
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/20	130	140
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/21	160	176
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/22	125	140
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/23	120	137
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/24	135	156
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/24	275	319
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/24	860	997

San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/24	440	510
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/25	240	276
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/25	400	469
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/25	400	468
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/26	500	592
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/26	1,405	1,661
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/27	140	160
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/27	500	588
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/27	500	586
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/28	810	947
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/29	460	525
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/29	745	866
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/30	550	637
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/31	400	454

San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/31	710	819
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/32	525	595
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/32	860	988
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/32	1,000	1,146
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/32	450	516
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/33	750	856
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/33	660	753
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/33	670	765
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/34	225	254
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/34	555	630
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/34	660	750
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/34	700	796
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/35	595	673
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/35	900	1,019

San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/35	400	453
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/36	780	880
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/36	625	705
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/36	350	395
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Redevelopment Projects)	5.000%	8/1/21	2,030	2,253
San Francisco CA City & County Unified School
District GO	5.000%	6/15/24	1,080	1,269
San Francisco CA City & County Unified School
District GO	5.000%	6/15/27	6,475	7,517
San Francisco CA City & County Unified School
District GO	5.000%	6/15/28	10,170	11,794
San Francisco CA City & County Unified School
District GO	4.000%	6/15/30	2,470	2,561
San Francisco CA City & County Unified School
District GO	5.000%	6/15/31	7,965	8,507
San Francisco CA City & County Unified School
District GO	4.000%	6/15/32	5,300	5,573
San Francisco CA City & County Unified School
District GO	4.250%	6/15/33	4,000	4,243
San Francisco CA Municipal Transportation
Agency Revenue	5.000%	3/1/29	1,585	1,808
San Francisco CA Municipal Transportation
Agency Revenue	5.000%	3/1/32	2,170	2,465
San Francisco CA Municipal Transportation
Agency Revenue	5.000%	3/1/33	3,025	3,430
San Francisco CA Municipal Transportation
Agency Revenue	5.000%	3/1/34	1,640	1,864
San Joaquin County CA Delta Community
College District Election GO	0.000%	8/1/26 (4)	15,500	9,852
San Joaquin County CA Delta Community
College District Election GO	0.000%	8/1/27 (4)	15,500	9,276
San Joaquin County CA Transportation
Authority Revenue	4.000%	3/1/19	2,000	2,052
San Joaquin County CA Transportation
Authority Revenue	4.000%	3/1/20	1,020	1,071
San Joaquin County CA Transportation
Authority Revenue	4.000%	3/1/21	710	759
San Joaquin County CA Transportation
Authority Revenue	5.000%	3/1/22	300	337
San Joaquin County CA Transportation
Authority Revenue	5.000%	3/1/33	7,010	8,229
San Joaquin County CA Transportation
Authority Revenue	5.000%	3/1/34	1,270	1,484

San Joaquin County CA Transportation
Authority Revenue	5.000%	3/1/35	5,750	6,700
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/22 (14)	570	516
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/1/23 (ETM)	16,000	14,437
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/24 (14)	7,000	5,888
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/1/25 (ETM)	14,750	12,507
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	5.000%	1/15/29	4,375	4,912
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	5.000%	1/15/34	2,435	2,683
San Jose CA Airport Revenue	5.000%	3/1/26	4,610	5,026
San Jose CA Airport Revenue	5.000%	3/1/29	200	235
San Jose CA Airport Revenue	5.000%	3/1/30	250	293
San Jose CA Airport Revenue	5.000%	3/1/33	500	579
San Jose CA Airport Revenue	5.000%	3/1/34	500	577
San Jose CA Airport Revenue	5.000%	3/1/36	3,000	3,445
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/19	2,350	2,465
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/20 (Prere.)	1,140	1,235
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/20 (Prere.)	1,270	1,376
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/20	3,255	3,522
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.125%	8/1/20 (Prere.)	570	619
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.250%	8/1/20 (Prere.)	800	871
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.375%	8/1/20 (Prere.)	1,355	1,480
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/21	7,530	8,356
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/22	3,500	3,967
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/23	5,000	5,771
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/24	5,000	5,866
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/25	6,000	7,125
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/26	3,650	4,381
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/27	2,315	2,802
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/28	1,000	1,202
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/29	1,000	1,194
San Jose CA Special Hotel Tax Revenue
(Convention Center Expansion & Renovation
Project)	6.125%	5/1/31	5,000	5,637
San Jose CA Unified School District Santa Clara
County GO	5.000%	8/1/19	1,000	1,050

San Jose CA Unified School District Santa Clara
County GO	5.000%	8/1/20	1,000	1,084
San Jose CA Unified School District Santa Clara
County GO	5.000%	8/1/22	500	568
San Jose CA Unified School District Santa Clara
County GO	5.000%	8/1/23	400	463
San Jose CA Unified School District Santa Clara
County GO	5.000%	8/1/24	500	589
San Jose CA Unified School District Santa Clara
County GO	5.000%	8/1/25	440	526
San Jose CA Unified School District Santa Clara
County GO	5.000%	8/1/26	775	937
San Jose CA Unified School District Santa Clara
County GO	5.000%	8/1/27	750	917
San Juan CA Unified School District GO	0.000%	8/1/25 (4)	10,000	8,161
San Juan CA Unified School District GO	0.000%	8/1/26 (4)	12,215	9,555
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/24 (15)	855	968
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/25 (15)	970	1,090
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/26 (15)	500	561
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/27 (15)	1,070	1,193
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/28 (15)	600	666
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/33 (15)	2,790	3,080
San Marcos CA Schools Financing Authority
Lease Revenue	5.000%	8/15/25 (4)	775	914
San Marcos CA Schools Financing Authority
Lease Revenue	5.000%	8/15/26 (4)	600	715
San Marcos CA Schools Financing Authority
Lease Revenue	5.000%	8/15/27 (4)	600	721
San Marcos CA Schools Financing Authority
Lease Revenue	5.000%	8/15/28 (4)	890	1,063
San Marcos CA Schools Financing Authority
Lease Revenue	5.000%	8/15/30 (4)	750	886
San Marcos CA Schools Financing Authority
Lease Revenue	5.000%	8/15/31 (4)	1,060	1,247
San Marcos CA Schools Financing Authority
Lease Revenue	5.000%	8/15/32 (4)	850	996
San Marcos CA Schools Financing Authority
Lease Revenue	5.000%	8/15/33 (4)	635	740
San Marcos CA Schools Financing Authority
Lease Revenue	5.000%	8/15/35 (4)	1,000	1,157
San Marcos CA Schools Financing Authority
Lease Revenue	5.000%	8/15/36 (4)	1,300	1,499
San Marcos CA Schools Financing Authority
Lease Revenue	5.000%	8/15/37 (4)	1,750	2,013
San Marcos CA Unified School District GO	0.000%	8/1/25	2,300	1,872
San Marcos CA Unified School District GO	5.000%	8/1/29	2,110	2,517
San Marcos CA Unified School District GO	0.000%	8/1/30	2,000	1,310
San Marcos CA Unified School District GO	5.000%	8/1/30	4,010	4,754
San Marcos CA Unified School District GO	0.000%	8/1/31	2,000	1,243
San Marcos CA Unified School District GO	5.000%	8/1/31	3,000	3,543
San Marcos CA Unified School District GO	0.000%	8/1/32	2,500	1,501

San Marcos CA Unified School District GO	4.000%	8/1/32	300	322
San Marcos CA Unified School District GO	5.000%	8/1/34	3,535	4,124
San Marcos CA Unified School District GO	5.000%	8/1/35	4,000	4,648
San Marcos CA Unified School District GO	5.000%	8/1/36	3,375	3,910
San Marcos CA Unified School District GO	4.000%	8/1/37	4,000	4,208
San Marcos CA Unified School District GO	4.000%	8/1/38	9,125	9,585
San Mateo CA Union High School District GO	0.000%	9/1/23 (Prere.)	2,725	2,318
San Mateo CA Union High School District GO	5.000%	9/1/23 (Prere.)	1,315	1,516
San Mateo CA Union High School District GO	5.000%	9/1/23 (Prere.)	725	836
San Mateo CA Union High School District GO	0.000%	9/1/24	2,665	2,237
San Mateo CA Union High School District GO	5.000%	9/1/30	1,285	1,471
San Mateo CA Union High School District GO	5.000%	9/1/31	715	817
San Mateo CA Union High School District GO	4.000%	9/1/32	3,155	3,359
San Mateo CA Union High School District GO	4.000%	9/1/33	3,540	3,755
San Mateo CA Union High School District GO	4.000%	9/1/33	1,950	2,068
San Mateo CA Union High School District GO	4.000%	9/1/35	1,585	1,664
San Mateo County CA Community College
District GO	0.000%	9/1/21 (14)	4,645	4,348
San Mateo County CA Community College
District GO	0.000%	9/1/22 (14)	5,675	5,155
San Mateo County CA Community College
District GO	0.000%	9/1/24 (14)	2,825	2,405
San Mateo County CA Community College
District GO	0.000%	9/1/25 (14)	4,000	3,291
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/23	1,000	1,153
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/27	2,000	2,324
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	4.625%	7/15/18 (Prere.)	2,455	2,486
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	4.000%	7/15/19	3,250	3,367
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	4.000%	7/15/20	3,095	3,277
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	4.000%	7/15/21	1,000	1,077
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	5.000%	7/15/22	1,335	1,514
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	5.000%	7/15/23	1,505	1,738
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	4.000%	7/15/33	5,000	5,280
San Mateo County CA Transportation Authority
Revenue	4.000%	6/1/20	770	814
San Mateo County CA Transportation Authority
Revenue	5.000%	6/1/20	750	809
San Mateo County CA Transportation Authority
Revenue	5.000%	6/1/21	1,385	1,535

San Mateo County CA Transportation Authority
Revenue	4.000%	6/1/22	600	656
San Mateo County CA Transportation Authority
Revenue	5.000%	6/1/22	785	890
San Mateo County CA Transportation Authority
Revenue	4.000%	6/1/23	1,520	1,680
San Mateo County CA Transportation Authority
Revenue	5.000%	6/1/23	855	988
San Mateo County CA Transportation Authority
Revenue	4.000%	6/1/24	750	838
San Mateo County CA Transportation Authority
Revenue	5.000%	6/1/24	1,250	1,469
San Mateo County CA Transportation Authority
Revenue	5.000%	6/1/25	1,245	1,485
San Mateo County CA Transportation Authority
Revenue	5.000%	6/1/31	1,365	1,585
San Mateo-Foster City CA School District GO	4.000%	8/1/19	1,000	1,036
San Mateo-Foster City CA School District GO	4.000%	8/1/34	1,580	1,665
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	4.000%	6/15/18 (4)	925	932
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	6/15/22 (4)	1,000	1,125
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	6/15/23 (4)	1,250	1,430
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	6/15/27 (4)	1,770	2,018
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	6/15/28 (4)	1,860	2,108
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	6/15/30 (4)	2,275	2,557
San Rafael CA High School District GO	0.000%	8/1/26 (14)	3,280	2,559
San Rafael CA High School District GO	0.000%	8/1/29 (14)	6,505	4,457
San Ramon CA Public Financing Authority Tax
Allocation Revenue	0.000%	2/1/25 (2)	1,020	816
San Ramon CA Public Financing Authority Tax
Allocation Revenue	0.000%	2/1/27 (2)	1,700	1,239
San Ramon CA Public Financing Authority Tax
Allocation Revenue	0.000%	2/1/28 (2)	1,800	1,251
San Ramon CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	2/1/25 (15)	1,520	1,775
San Ramon CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	2/1/26 (15)	1,595	1,841
San Ramon CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	2/1/27 (15)	1,670	1,920
San Ramon Valley CA Unified School District
GO	4.000%	8/1/32	2,000	2,116
San Ysidro CA School District COP	5.000%	9/1/27 (15)	100	113
San Ysidro CA School District COP	5.000%	9/1/31 (15)	200	224
San Ysidro CA School District COP	5.000%	9/1/34 (15)	200	223
San Ysidro CA School District COP	5.000%	9/1/37 (15)	320	355
San Ysidro CA School District GO	0.000%	8/1/26 (14)	4,770	3,595
Santa Ana CA College Improvement District No.
1 Rancho Santiago Community College GO	4.000%	8/1/20	700	742
Santa Ana CA College Improvement District No.
1 Rancho Santiago Community College GO	5.000%	8/1/21	125	139
Santa Ana CA College Improvement District No.
1 Rancho Santiago Community College GO	5.000%	8/1/22	100	114

Santa Ana CA College Improvement District No.
1 Rancho Santiago Community College GO	5.000%	8/1/23	100	116
Santa Ana CA College Improvement District No.
1 Rancho Santiago Community College GO	5.000%	8/1/24	130	153
Santa Ana CA College Improvement District No.
1 Rancho Santiago Community College GO	5.000%	8/1/25	150	179
Santa Ana CA College Improvement District No.
1 Rancho Santiago Community College GO	5.000%	8/1/26	200	242
Santa Ana CA College Improvement District No.
1 Rancho Santiago Community College GO	5.000%	8/1/27	250	305
Santa Ana CA College Improvement District No.
1 Rancho Santiago Community College GO	4.000%	8/1/28	275	308
Santa Ana CA College Improvement District No.
1 Rancho Santiago Community College GO	4.000%	8/1/29	350	389
Santa Ana CA College Improvement District No.
1 Rancho Santiago Community College GO	4.000%	8/1/30	500	547
Santa Ana CA College Improvement District No.
1 Rancho Santiago Community College GO	4.000%	8/1/31	500	543
Santa Ana CA College Improvement District No.
1 Rancho Santiago Community College GO	4.000%	8/1/32	500	541
Santa Ana CA College Improvement District No.
1 Rancho Santiago Community College GO	4.000%	8/1/33	750	809
Santa Ana CA Community Redevelopment
Agency Tax Allocation Revenue (South Main
Street)	5.000%	9/1/18 (14)	2,685	2,692
Santa Ana CA Unified School District GO	0.000%	8/1/31 (14)	3,775	2,318
Santa Barbara CA Unified School District GO	4.000%	8/1/30	840	919
Santa Barbara CA Unified School District GO	4.000%	8/1/30	300	328
Santa Clara CA Electric Revenue	5.000%	7/1/30	1,000	1,100
Santa Clara CA Electric Revenue	5.250%	7/1/32	2,525	2,797
Santa Clara CA Unified School District GO	5.000%	7/1/20 (Prere.)	3,775	4,079
Santa Clara CA Unified School District GO	5.000%	7/1/20 (Prere.)	4,115	4,447
Santa Clara CA Unified School District GO	5.000%	7/1/20 (Prere.)	4,405	4,760
Santa Clara CA Unified School District GO	5.000%	7/1/20 (Prere.)	4,715	5,095
Santa Clara CA Unified School District GO	5.000%	7/1/21	2,290	2,543
Santa Clara CA Unified School District GO	5.000%	7/1/22	2,060	2,338
Santa Clara CA Unified School District GO	5.000%	7/1/23	2,185	2,528
Santa Clara CA Unified School District GO	5.000%	7/1/25	3,120	3,652
Santa Clara CA Unified School District GO	5.000%	7/1/25	3,595	4,208
Santa Clara CA Unified School District GO	4.000%	7/1/29	6,650	7,229
Santa Clara CA Unified School District GO	4.000%	7/1/29	8,235	8,952
Santa Clara CA Unified School District GO	4.000%	7/1/30	8,800	9,451
Santa Clara CA Unified School District GO	4.000%	7/1/33	8,750	9,265
Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)	5.000%	5/15/18 (Prere.)	10,000	10,078
Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)	5.000%	5/15/20	4,215	4,533
Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)	5.000%	5/15/21	5,770	6,369
Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)	5.000%	5/15/22	6,060	6,836
Santa Clara County CA Financing Authority
Revenue	5.000%	5/15/22	4,090	4,614
Santa Clara County CA Financing Authority
Revenue	5.000%	5/15/24	6,260	7,310
Santa Clara County CA Financing Authority
Revenue	5.000%	5/15/25	6,510	7,694

Santa Clara County CA Financing Authority
Revenue	5.000%	5/15/26	6,800	8,027
Santa Clara County CA GO	5.000%	8/1/28	8,830	9,956
Santa Clara Valley CA Joint Powers Authority
Revenue	5.000%	8/1/22	710	806
Santa Clara Valley CA Joint Powers Authority
Revenue	5.000%	8/1/23	375	433
Santa Clara Valley CA Joint Powers Authority
Revenue	5.000%	8/1/24	275	323
Santa Clara Valley CA Joint Powers Authority
Revenue	4.000%	8/1/25	605	679
Santa Clara Valley CA Joint Powers Authority
Revenue	4.000%	8/1/26	660	744
Santa Clara Valley CA Joint Powers Authority
Revenue	5.000%	8/1/29	545	645
Santa Clara Valley CA Joint Powers Authority
Revenue	5.000%	8/1/30	1,200	1,415
Santa Clara Valley CA Water District COP	4.000%	6/1/18	520	524
Santa Clara Valley CA Water District COP	4.000%	6/1/19	1,000	1,033
Santa Clara Valley CA Water District COP	5.000%	6/1/20	575	620
Santa Clara Valley CA Water District COP	5.000%	6/1/21	525	582
Santa Clara Valley CA Water District COP	5.000%	6/1/22	550	623
Santa Clara Valley CA Water District COP	5.000%	6/1/23	750	865
Santa Clarita CA Community College District
GO	0.000%	8/1/29 (4)	2,480	1,734
Santa Clarita CA Community College District
GO	5.000%	8/1/32	5,450	6,081
Santa Monica CA Community College District
GO	0.000%	8/1/24	4,500	3,827
Santa Monica CA Community College District
GO	0.000%	8/1/26	11,025	8,589
Santa Monica CA Community College District
GO	4.000%	8/1/30	2,000	2,121
Santa Monica CA Community College District
GO	4.000%	8/1/32	2,565	2,712
Santa Monica CA Community College District
GO	4.000%	8/1/33	3,510	3,690
Santa Monica-Malibu CA Unified School District
GO	5.000%	7/1/29	200	240
Santa Monica-Malibu CA Unified School District
GO	5.000%	7/1/30	250	299
Santa Monica-Malibu CA Unified School District
GO	5.000%	7/1/31	350	417
Santa Monica-Malibu CA Unified School District
GO	4.000%	8/1/31	1,600	1,723
Santa Monica-Malibu CA Unified School District
GO	5.000%	7/1/32	250	297
Santa Monica-Malibu CA Unified School District
GO	5.000%	7/1/33	250	296
Santa Monica-Malibu CA Unified School District
GO	4.000%	8/1/33	1,150	1,227
Santa Monica-Malibu CA Unified School District
GO	5.000%	7/1/34	315	371
Santa Monica-Malibu CA Unified School District
GO	5.000%	7/1/35	350	412
Santa Monica-Malibu CA Unified School District
GO	4.000%	7/1/36	430	455

Santa Monica-Malibu CA Unified School District
GO	4.000%	7/1/37	465	491
Santa Rosa CA High School District GO	5.000%	5/1/19	2,040	2,126
Santa Rosa CA High School District GO	5.000%	5/1/20	1,150	1,237
Santa Rosa CA Wastewater Revenue	5.000%	9/1/21	1,300	1,447
Santa Rosa CA Wastewater Revenue	5.000%	9/1/22	1,110	1,262
Santa Rosa CA Wastewater Revenue	5.000%	9/1/23	945	1,093
Santa Rosa CA Wastewater Revenue	5.000%	9/1/24	840	988
Santa Rosa CA Wastewater Revenue	5.000%	9/1/25	805	959
Santa Rosa CA Wastewater Revenue	5.000%	9/1/26	835	1,005
Santa Rosa CA Wastewater Revenue	0.000%	9/1/28 (4)	11,095	7,764
Santa Rosa CA Wastewater Revenue	5.000%	9/1/29	2,870	3,235
Santa Rosa CA Wastewater Revenue	5.000%	9/1/30	3,055	3,439
Santa Rosa CA Wastewater Revenue	5.000%	9/1/33	1,425	1,598
Santee CA CDC Successor Agency Tax
Allocation Revenue	4.000%	8/1/20	590	623
Santee CA CDC Successor Agency Tax
Allocation Revenue	4.000%	8/1/21	600	643
Santee CA CDC Successor Agency Tax
Allocation Revenue	5.000%	8/1/22	570	641
Shasta-Tehama-Trinity CA Joint Community
College District GO	5.000%	8/1/31	300	355
Shasta-Tehama-Trinity CA Joint Community
College District GO	5.000%	8/1/32	275	324
Shasta-Tehama-Trinity CA Joint Community
College District GO	4.000%	8/1/36	700	739
Shasta-Tehama-Trinity CA Joint Community
College District GO	4.000%	8/1/37	1,000	1,054
Signal Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/19	2,040	2,149
Signal Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/20 (15)	2,120	2,300
Silicon Valley CA Clean Water Wastewater
Revenue	5.000%	8/1/20	350	380
Silicon Valley CA Clean Water Wastewater
Revenue	5.000%	8/1/21	725	807
Silicon Valley CA Clean Water Wastewater
Revenue	5.000%	8/1/24	1,000	1,183
Silicon Valley CA Clean Water Wastewater
Revenue	5.000%	8/1/28	1,000	1,177
Silicon Valley CA Clean Water Wastewater
Revenue	5.000%	8/1/35	1,000	1,143
Simi Valley CA Unified School District GO	5.000%	8/1/20	1,500	1,625
Simi Valley CA Unified School District GO	5.000%	8/1/21	1,220	1,356
Simi Valley CA Unified School District GO	5.000%	8/1/22	1,500	1,702
Simi Valley CA Unified School District GO	5.000%	8/1/23	2,500	2,890
Simi Valley CA Unified School District GO	5.000%	8/1/24	3,455	4,060
Simi Valley CA Unified School District GO	5.000%	8/1/25	2,785	3,318
Simi Valley CA Unified School District GO	0.000%	8/1/26 (4)	3,030	2,353
Simi Valley CA Unified School District GO	5.000%	8/1/26	2,025	2,441
Simi Valley CA Unified School District GO	0.000%	8/1/27 (4)	2,900	2,157
Simi Valley CA Unified School District GO	0.000%	8/1/28 (4)	4,785	3,406
Simi Valley CA Unified School District GO	4.000%	8/1/36	1,240	1,294
Simi Valley CA Unified School District GO	4.000%	8/1/37	1,320	1,371
Solana Beach CA School District Special Tax
Revenue	5.000%	9/1/29	2,120	2,293

Solana Beach CA School District Special Tax
Revenue	5.000%	9/1/32	2,655	2,862
Sonoma County CA Transportation Authority
Sales Tax Revenue	5.000%	12/1/20	1,405	1,536
Sonoma County CA Transportation Authority
Sales Tax Revenue	5.000%	12/1/22	2,445	2,793
South Orange County CA Public Financing
Authority Special Tax Revenue	5.000%	8/15/23	1,000	1,114
South Orange County CA Public Financing
Authority Special Tax Revenue	5.000%	8/15/25	1,250	1,396
South San Francisco CA Unified School District
GO	4.000%	9/1/33	2,010	2,138
3 South San Francisco CA Unified School District
GO TOB VRDO	1.030%	3/1/18	6,490	6,490
Southern California Public Power Authority
Revenue	5.000%	1/1/19 (Prere.)	4,500	4,637
Southern California Public Power Authority
Revenue	5.000%	7/1/23	500	515
Southern California Public Power Authority
Revenue	5.000%	7/1/25	6,760	7,973
Southern California Public Power Authority
Revenue	5.000%	7/1/28	10,000	10,760
Southern California Public Power Authority
Revenue	5.000%	7/1/29	5,000	5,378
Southern California Public Power Authority
Revenue	5.000%	7/1/30	10,750	11,557
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.250%	1/1/20 (Prere.)	6,950	7,420
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.000%	7/1/20	1,250	1,350
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.000%	7/1/21	1,000	1,109
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.000%	7/1/23	4,000	4,432
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.000%	7/1/24	2,375	2,631
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.000%	7/1/25	1,675	1,855
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.000%	7/1/26	1,250	1,384
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.000%	7/1/27	1,000	1,106
Southern California Public Power Authority
Revenue (Linden Wind Energy Project)	5.000%	7/1/28	3,500	3,766
Southern California Public Power Authority
Revenue (Linden Wind Energy Project)	5.000%	7/1/29	2,500	2,689
Southern California Public Power Authority
Revenue (Linden Wind Energy Project)	5.000%	7/1/30	2,500	2,688
Southern California Public Power Authority
Revenue (Milford Wind Corridor Phase I
Project)	5.000%	7/1/28	5,000	5,300
Southern California Public Power Authority
Revenue (Milford Wind Corridor Phase I
Project)	5.000%	7/1/29	5,000	5,298
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/18	1,040	1,063

Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/23	5,440	6,176
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/24	5,000	5,733
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/25	7,025	8,105
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/26	3,525	4,106
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/28	2,195	2,524
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/33	4,625	5,431
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/19	1,000	1,051
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/20	1,000	1,084
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/22	900	1,022
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/23	1,350	1,563
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/24	700	824
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/25	805	960
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/26	750	891
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/27	1,340	1,586
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/29	1,500	1,765
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/30	1,120	1,313
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/31	1,470	1,718
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/32	2,410	2,808
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/33	2,325	2,701
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/34	3,400	3,937
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/35	2,840	3,278
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/36	3,000	3,452
Southwestern California Community College
District GO	0.000%	8/1/24	750	637
Southwestern California Community College
District GO	0.000%	8/1/25	1,090	875
Southwestern California Community College
District GO	0.000%	8/1/26	2,000	1,528
Southwestern California Community College
District GO	0.000%	8/1/27	2,000	1,454
Southwestern California Community College
District GO	0.000%	8/1/28	2,535	1,751
Southwestern California Community College
District GO	5.000%	8/1/28	175	212

Southwestern California Community College
District GO	5.000%	8/1/29	300	360
Southwestern California Community College
District GO	5.000%	8/1/29	1,000	1,184
Southwestern California Community College
District GO	5.000%	8/1/30	300	356
Southwestern California Community College
District GO	4.000%	8/1/31	275	296
Southwestern California Community College
District GO	4.000%	8/1/32	250	268
Southwestern California Community College
District GO	4.000%	8/1/32	1,000	1,070
Southwestern California Community College
District GO	4.000%	8/1/33	300	320
Southwestern California Community College
District GO	4.000%	8/1/33	2,150	2,287
Southwestern California Community College
District GO	4.000%	8/1/34	1,750	1,851
Southwestern California Community College
District GO	4.000%	8/1/35	1,500	1,578
Southwestern California Community College
District GO	4.000%	8/1/36	1,200	1,259
Southwestern California Community College
District GO	4.000%	8/1/37	2,385	2,492
Southwestern California Community College
District GO	4.000%	8/1/38	1,750	1,822
St. Helena CA Unified School District GO	0.000%	8/1/27	4,550	4,035
State Center California Community College
District GO	4.000%	8/1/34	1,000	1,063
State Center California Community College
District GO	4.000%	8/1/36	1,045	1,100
State Center California Community College
District GO	4.000%	8/1/37	1,000	1,050
Stockton CA Public Financing Authority
Revenue	4.000%	9/2/20 (15)	580	613
Stockton CA Public Financing Authority
Revenue	4.000%	9/2/21 (15)	450	483
Stockton CA Public Financing Authority
Revenue	4.000%	9/2/22 (15)	950	1,030
Stockton CA Public Financing Authority
Revenue	4.000%	9/2/23 (15)	660	721
Stockton CA Public Financing Authority
Revenue	4.000%	9/2/24 (15)	1,050	1,153
Stockton CA Public Financing Authority
Revenue	4.000%	9/2/25 (15)	1,100	1,211
Stockton CA Public Financing Authority
Revenue	4.000%	9/2/26 (15)	1,135	1,252
Stockton CA Public Financing Authority
Wastewater Revenue	5.000%	9/1/22 (15)	1,000	1,134
Stockton CA Public Financing Authority
Wastewater Revenue	5.000%	9/1/23 (15)	1,015	1,170
Stockton CA Public Financing Authority
Wastewater Revenue	5.000%	9/1/24 (15)	1,000	1,170
Stockton CA Public Financing Authority
Wastewater Revenue	5.000%	9/1/25 (15)	1,250	1,455
Stockton CA Public Financing Authority
Wastewater Revenue	5.000%	9/1/26 (15)	1,375	1,595

Stockton CA Public Financing Authority
Wastewater Revenue	5.000%	9/1/27 (15)	1,250	1,444
Stockton CA Public Financing Authority Water
Revenue (Delta Water Supply Project)	6.125%	10/1/35	1,000	1,189
Stockton CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/28 (4)	1,600	1,848
Stockton CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/29 (4)	1,500	1,721
Stockton CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/33 (4)	2,890	3,251
Stockton CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/34 (4)	2,000	2,238
Stockton CA Unified School District GO	4.000%	8/1/19	3,470	3,591
Stockton CA Unified School District GO	5.000%	8/1/20	930	1,005
Stockton CA Unified School District GO	5.000%	8/1/21	2,185	2,419
Stockton CA Unified School District GO	5.000%	8/1/22	2,650	2,993
Stockton CA Unified School District GO	5.000%	7/1/23 (4)	1,110	1,249
Stockton CA Unified School District GO	5.000%	8/1/23	2,055	2,360
Stockton CA Unified School District GO	5.000%	7/1/24 (4)	1,570	1,765
Stockton CA Unified School District GO	5.000%	8/1/28 (15)	1,000	1,141
Stockton CA Unified School District GO	5.000%	8/1/29 (15)	600	681
Stockton CA Unified School District GO	4.000%	8/1/30 (4)	1,960	2,062
Stockton CA Unified School District GO	5.000%	8/1/30 (15)	1,555	1,758
Stockton CA Unified School District GO	5.000%	8/1/31 (15)	1,875	2,112
Stockton CA Unified School District GO	5.000%	8/1/32 (15)	2,060	2,313
Stockton CA Unified School District GO	5.000%	8/1/33 (15)	2,250	2,519
Stockton CA Unified School District GO	5.000%	8/1/34 (15)	2,105	2,350
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/23 (15)	1,015	1,170
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/25 (15)	1,000	1,162
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/26 (15)	1,200	1,390
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/27 (15)	1,360	1,568
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/28 (15)	1,280	1,470
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/29 (15)	2,255	2,576
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/30 (15)	1,000	1,138
Sweetwater CA Unified School District GO	5.000%	8/1/23 (15)	1,090	1,254
Sweetwater CA Unified School District GO	5.000%	8/1/24 (15)	1,000	1,168
Sweetwater CA Unified School District GO	5.000%	8/1/27 (15)	7,000	7,995
Sweetwater CA Unified School District GO	5.000%	8/1/28 (15)	8,000	9,082
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/24	100	118
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/25	200	239
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/26	330	399
Temecula CA Development Agency Successor
Agency Tax Allocation Revenue	2.000%	12/15/18	500	502
Temecula CA Development Agency Successor
Agency Tax Allocation Revenue	4.000%	12/15/19	500	521
Temecula CA Development Agency Successor
Agency Tax Allocation Revenue	4.000%	12/15/20	750	794
Temecula CA Development Agency Successor
Agency Tax Allocation Revenue	4.000%	12/15/21	1,495	1,599

Temecula CA Development Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/22	800	897
Temecula CA Development Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/23	1,395	1,583
Temecula CA Development Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/24	1,720	1,969
Temecula CA Development Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/25	1,795	2,067
Temecula CA Development Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/26	1,000	1,157
Temecula CA Development Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/27	1,000	1,160
Temecula CA Development Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/28 (4)	500	585
Temecula CA Development Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/29 (4)	500	581
Temecula CA Development Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/30 (4)	500	579
Temecula CA Development Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/31 (4)	1,000	1,153
Temecula CA Development Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/32 (4)	785	903
Temecula CA Development Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/33 (4)	1,650	1,889
Temecula CA Development Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/34 (4)	1,705	1,946
Temecula CA Development Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/35 (4)	2,620	2,978
Temecula CA Development Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/36 (4)	2,765	3,135
Temecula CA Development Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/37 (4)	2,350	2,659
Temecula Valley CA Unified School District GO	0.000%	8/1/32 (15)	2,000	1,985
Tracy CA Community Development Agency
Successor Agency Tax Allocation Revenue	4.000%	8/1/18	350	354
Tracy CA Community Development Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/19	250	262
Tracy CA Community Development Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/20	250	270
Tracy CA Community Development Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/21	900	996
Tracy CA Community Development Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/23 (4)	400	460
Tracy CA Community Development Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/24 (4)	400	467
Tracy CA Community Development Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/25 (4)	960	1,134
Tuolumne CA Wind Project Authority Revenue	5.250%	1/1/19 (Prere.)	5,115	5,281
Turlock CA Irrigation District Revenue	5.000%	1/1/20 (Prere.)	1,620	1,719
Turlock CA Irrigation District Revenue	5.000%	1/1/20 (Prere.)	2,105	2,234
Turlock CA Irrigation District Revenue	5.000%	1/1/21	2,185	2,321
Turlock CA Irrigation District Revenue	5.000%	1/1/22	3,310	3,515
Turlock CA Irrigation District Revenue	5.000%	1/1/28	7,020	7,631
Turlock CA Irrigation District Revenue	5.000%	1/1/29	6,400	6,955
Turlock CA Irrigation District Revenue	5.000%	1/1/30	7,770	8,442
Turlock CA Irrigation District Revenue	5.000%	1/1/37	5,615	6,401

Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/22	1,390	1,548
Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/23	750	849
Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/24	760	867
Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/25	2,820	3,239
Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/26	2,300	2,615
Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/27	3,915	4,409
Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/29	3,640	4,058
Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/30	3,500	3,887
Twin Rivers CA Unified School District GO	4.000%	8/1/18	625	632
Twin Rivers CA Unified School District GO	4.000%	8/1/18	600	607
Twin Rivers CA Unified School District GO	5.000%	8/1/19	1,645	1,725
Twin Rivers CA Unified School District GO	5.000%	8/1/19	600	629
Twin Rivers CA Unified School District GO	5.000%	8/1/20 (4)	475	514
Twin Rivers CA Unified School District GO	5.000%	8/1/20 (4)	750	812
Twin Rivers CA Unified School District GO	5.000%	8/1/21 (4)	550	611
Twin Rivers CA Unified School District GO	5.000%	8/1/21 (4)	850	944
Twin Rivers CA Unified School District GO	5.000%	8/1/22 (4)	515	583
Twin Rivers CA Unified School District GO	5.000%	8/1/22 (4)	625	708
Ukiah CA Unified School District GO	0.000%	8/1/25 (14)	3,175	2,567
Union CA Elementary School District GO	0.000%	9/1/29 (14)	1,335	922
Union City CA Community Redevelopment
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/31	1,820	2,104
Union City CA Community Redevelopment
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/32	1,360	1,563
Union City CA Community Redevelopment
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/33	3,000	3,435
Union City CA Community Redevelopment
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/35	1,250	1,421
Union City CA Community Redevelopment
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/36	1,000	1,133
University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/23 (Prere.)	5,000	5,759
University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/23 (Prere.)	14,940	17,208
University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/24	6,010	7,041
University of California Regents Medical Center
Pooled Revenue	4.000%	5/15/25	10,000	11,207
University of California Regents Medical Center
Pooled Revenue	4.000%	5/15/26	10,015	11,281
University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/28	5,000	5,869
University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/29	5,015	5,858

University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/30	3,000	3,490
University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/32	8,440	9,705
University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/33	12,105	13,853
University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/34	14,000	15,935
University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/35	10,125	11,469
University of California Regents Medical Center
Pooled Revenue	4.500%	5/15/36	10,000	10,805
University of California Revenue	5.000%	5/15/19	15,815	16,487
University of California Revenue	5.000%	5/15/19	5,250	5,476
University of California Revenue	5.750%	5/15/19 (Prere.)	3,000	3,155
University of California Revenue	5.000%	5/15/20	8,275	8,911
University of California Revenue	5.000%	5/15/20	4,385	4,726
University of California Revenue	5.000%	5/15/21 (Prere.)	4,675	5,143
University of California Revenue	5.000%	5/15/21 (Prere.)	5,005	5,506
University of California Revenue	5.000%	5/15/21 (Prere.)	1,570	1,727
University of California Revenue	5.000%	5/15/21	3,260	3,610
University of California Revenue	5.000%	5/15/22	3,850	4,253
University of California Revenue	5.000%	5/15/22 (Prere.)	6,540	7,361
University of California Revenue	5.000%	5/15/23 (Prere.)	650	747
University of California Revenue	5.000%	5/15/23 (Prere.)	4,695	5,395
University of California Revenue	5.000%	5/15/23	2,000	2,311
University of California Revenue	5.000%	5/15/25	9,190	10,949
University of California Revenue	5.000%	5/15/25	2,660	3,175
University of California Revenue	5.000%	5/15/27	6,225	6,856
University of California Revenue	5.000%	5/15/27	7,075	8,352
University of California Revenue	5.000%	5/15/28	6,675	7,348
University of California Revenue	5.000%	5/15/28	7,080	8,301
University of California Revenue	5.000%	5/15/28	9,165	10,785
University of California Revenue	5.000%	5/15/30	1,040	1,225
University of California Revenue	5.000%	5/15/30	750	854
University of California Revenue	5.000%	5/15/31	15,015	17,812
University of California Revenue	5.000%	5/15/31	2,305	2,674
University of California Revenue	5.000%	5/15/32	8,450	9,871
University of California Revenue	5.000%	5/15/32	10,000	11,827
University of California Revenue	5.000%	5/15/32	7,480	8,294
University of California Revenue	5.250%	5/15/32	5,000	5,807
University of California Revenue	4.000%	5/15/33	12,715	13,457
University of California Revenue	5.000%	5/15/33	6,995	8,106
University of California Revenue	5.000%	5/15/33	5,000	5,817
University of California Revenue	5.000%	5/15/33	5,415	6,136
University of California Revenue	5.000%	5/15/33	12,000	14,064
University of California Revenue	5.000%	5/15/33	15,470	17,531
University of California Revenue	4.000%	5/15/34	10,610	11,186
University of California Revenue	4.000%	5/15/34	10,000	10,469
University of California Revenue	5.000%	5/15/34	3,915	4,536
University of California Revenue	5.000%	5/15/34	6,395	7,484
University of California Revenue	5.000%	5/15/34	12,800	14,946
University of California Revenue	5.000%	5/15/34	15,900	17,985
University of California Revenue	4.000%	5/15/35	10,790	11,341
University of California Revenue	5.000%	5/15/35	1,910	2,202
University of California Revenue	5.000%	5/15/35	5,100	5,946
University of California Revenue	5.000%	5/15/35	11,275	13,106

University of California Revenue	5.000%	5/15/36	5,425	6,243
University of California Revenue	5.000%	5/15/36	6,000	6,979
University of California Revenue	5.000%	5/15/36	15,750	18,266
University of California Revenue	5.000%	5/15/37	5,000	5,799
University of California Revenue	5.000%	5/15/37	3,500	4,059
University of California Revenue	5.000%	5/15/37	15,410	17,832
University of California Revenue PUT	1.400%	5/15/21	4,300	4,228
University of California Revenue PUT	5.000%	5/15/23	52,095	59,863
University of California Revenue VRDO	1.000%	3/7/18	10,100	10,100
University of California Revenue VRDO	1.050%	3/7/18	15,000	15,000
Upland CA Community Facilities District No.
2003-2 Improvement Area No. 1 Special Tax
Revenue	5.000%	9/1/31	1,110	1,199
Upland CA COP (San Antonio Regional
Hospital)	5.000%	1/1/22	500	546
Upland CA COP (San Antonio Regional
Hospital)	5.000%	1/1/23	875	965
Upland CA COP (San Antonio Regional
Hospital)	5.000%	1/1/25	1,030	1,156
Upland CA COP (San Antonio Regional
Hospital)	5.000%	1/1/27	1,470	1,672
Upland CA COP (San Antonio Regional
Hospital)	5.000%	1/1/28	1,030	1,179
Upland CA COP (San Antonio Regional
Hospital)	5.000%	1/1/30	1,350	1,535
Upland CA COP (San Antonio Regional
Hospital)	5.000%	1/1/31	1,390	1,573
Upland CA COP (San Antonio Regional
Hospital)	5.000%	1/1/33	1,160	1,301
Upland CA COP (San Antonio Regional
Hospital)	5.000%	1/1/34	1,000	1,117
Upland CA COP (San Antonio Regional
Hospital)	4.000%	1/1/35	2,025	2,061
Upland CA COP (San Antonio Regional
Hospital)	4.000%	1/1/36	1,000	1,015
Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/22	600	675
Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/23	865	990
Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/24	1,325	1,532
Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/25	1,390	1,588
Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/26	1,460	1,662
Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/27	1,200	1,363
Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/28	1,200	1,360
Ventura County CA Community College District
GO	5.000%	8/1/25	1,915	2,126
Ventura County CA Community College District
GO	5.000%	8/1/27	2,205	2,443
Ventura County CA Community College District
GO	0.000%	8/1/28	15,000	10,799
Ventura County CA Public Financing Authority
Lease Revenue	5.000%	11/1/24	1,200	1,365

Ventura County CA Public Financing Authority
Lease Revenue	5.000%	11/1/29	1,000	1,131
Ventura County CA Public Financing Authority
Lease Revenue	5.000%	11/1/32	2,000	2,252
Ventura County CA Public Financing Authority
Lease Revenue	5.000%	11/1/33	1,250	1,405
Vista CA Joint Powers Financing Authority
Revenue	4.000%	5/1/18	300	301
Vista CA Joint Powers Financing Authority
Revenue	5.000%	5/1/20	500	537
Vista CA Joint Powers Financing Authority
Revenue	5.000%	5/1/21	325	359
Vista CA Joint Powers Financing Authority
Revenue	5.000%	5/1/22	400	451
Vista CA Joint Powers Financing Authority
Revenue	5.250%	5/1/35	5,990	6,987
Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/18 (4)	400	407
Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/19 (4)	300	316
Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/20 (4)	275	298
Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/21 (4)	265	294
Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/22 (4)	335	379
Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/23 (4)	400	459
Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/24 (4)	585	682
Vista CA Unified School District GO	5.000%	8/1/24	5,000	5,655
Walnut CA Energy Center Authority Revenue	5.000%	1/1/30	2,000	2,121
Walnut Valley CA Unified School District GO	5.000%	8/1/23	250	289
Walnut Valley CA Unified School District GO	5.000%	8/1/24	350	412
Washington Township CA Health Care District
GO	5.000%	8/1/23	170	197
Washington Township CA Health Care District
GO	4.000%	8/1/24	625	697
Washington Township CA Health Care District
GO	5.000%	8/1/25	1,425	1,698
Washington Township CA Health Care District
GO	5.000%	8/1/26	1,395	1,682
Washington Township CA Health Care District
Revenue	4.000%	7/1/18	325	327
Washington Township CA Health Care District
Revenue	4.000%	7/1/19	445	457
Washington Township CA Health Care District
Revenue	5.000%	7/1/19	500	520
Washington Township CA Health Care District
Revenue	4.000%	7/1/20	375	391
Washington Township CA Health Care District
Revenue	5.000%	7/1/20	465	496
Washington Township CA Health Care District
Revenue	5.000%	7/1/21	350	381
Washington Township CA Health Care District
Revenue	4.000%	7/1/22	540	574

Washington Township CA Health Care District
Revenue	5.000%	7/1/22	725	801
Washington Township CA Health Care District
Revenue	5.000%	7/1/23	400	446
Washington Township CA Health Care District
Revenue	5.000%	7/1/23	570	635
Washington Township CA Health Care District
Revenue	5.000%	7/1/24	750	844
Washington Township CA Health Care District
Revenue	5.000%	7/1/24	610	687
Washington Township CA Health Care District
Revenue	4.000%	7/1/25	650	693
Washington Township CA Health Care District
Revenue	5.000%	7/1/25	775	877
Washington Township CA Health Care District
Revenue	5.000%	7/1/26	1,270	1,441
Washington Township CA Health Care District
Revenue	5.000%	7/1/26	900	1,008
Washington Township CA Health Care District
Revenue	5.000%	7/1/26	785	891
Washington Township CA Health Care District
Revenue	5.000%	7/1/27	930	1,053
Washington Township CA Health Care District
Revenue	5.000%	7/1/27	430	487
Washington Township CA Health Care District
Revenue	5.000%	7/1/29	665	747
Washington Township CA Health Care District
Revenue	5.000%	7/1/29	1,005	1,128
Washington Township CA Health Care District
Revenue	6.000%	7/1/29	1,000	1,041
Washington Township CA Health Care District
Revenue	5.000%	7/1/30	1,540	1,720
Washington Township CA Health Care District
Revenue	4.000%	7/1/32	1,000	1,010
Washington Township CA Health Care District
Revenue	5.000%	7/1/32	2,340	2,596
Washington Township CA Health Care District
Revenue	5.000%	7/1/33	2,175	2,402
Washington Township CA Health Care District
Revenue	4.000%	7/1/34	2,970	2,959
Washington Township CA Health Care District
Revenue	4.000%	7/1/36	1,935	1,898
West Basin CA Municipal Water District
Revenue	5.000%	8/1/22	2,000	2,268
West Contra Costa CA Unified School District
GO	5.000%	8/1/20	250	271
West Contra Costa CA Unified School District
GO	6.000%	8/1/26	5,000	6,408
West Contra Costa CA Unified School District
GO	0.000%	8/1/28 (14)	6,400	4,528
West Contra Costa CA Unified School District
GO	0.000%	8/1/30 (14)	6,235	4,023
West Contra Costa CA Unified School District
GO	5.000%	8/1/30	3,425	3,951
West Contra Costa CA Unified School District
GO	5.000%	8/1/31	5,690	6,543

West Contra Costa CA Unified School District
GO	5.000%	8/1/32	5,560	6,372
West Contra Costa CA Unified School District
GO	5.000%	8/1/32	1,825	2,104
West Contra Costa CA Unified School District
GO	0.000%	8/1/33 (12)	2,650	1,483
West Contra Costa CA Unified School District
GO	5.000%	8/1/33	915	1,052
West Contra Costa CA Unified School District
GO	5.000%	8/1/33	1,020	1,172
West Contra Costa CA Unified School District
GO	5.000%	8/1/33	3,265	3,729
West Contra Costa CA Unified School District
GO	5.000%	8/1/34	2,010	2,303
West Contra Costa CA Unified School District
GO	5.000%	8/1/34	1,070	1,226
West Contra Costa CA Unified School District
GO	5.000%	8/1/35	1,400	1,600
West Contra Costa CA Unified School District
GO	5.000%	8/1/35	1,000	1,143
Western CA Municipal Water District Revenue
PUT	1.500%	10/1/20	2,350	2,338
Western Placer CA Unified School District COP	3.000%	8/1/21 (4)	500	520
Western Placer CA Unified School District COP	3.000%	8/1/23 (4)	600	627
Western Placer CA Unified School District GO	4.000%	8/1/31 (15)	885	950
Western Placer CA Unified School District GO	4.000%	8/1/31 (15)	755	811
Western Placer CA Unified School District GO	4.000%	8/1/32 (15)	920	981
Western Placer CA Unified School District GO	4.000%	8/1/34 (15)	990	1,045
Western Placer CA Unified School District GO	4.000%	8/1/34 (15)	545	575
Western Placer CA Unified School District GO	4.000%	8/1/35 (15)	630	662
Western Placer CA Unified School District GO	4.000%	8/1/35 (15)	1,025	1,077
Western Placer CA Unified School District GO	4.000%	8/1/36 (15)	1,070	1,120
Westlands CA Water District Revenue	5.000%	9/1/21 (4)	750	832
Westlands CA Water District Revenue	5.000%	9/1/22 (4)	765	865
Westlands CA Water District Revenue	5.000%	9/1/24 (4)	1,000	1,128
Westlands CA Water District Revenue	5.000%	9/1/25 (4)	1,250	1,401
William S. Hart Union High School District
California GO	5.000%	9/1/25	1,835	2,074
William S. Hart Union High School District
California GO	5.000%	9/1/26	1,085	1,227
William S. Hart Union High School District
California GO	5.000%	9/1/27	1,585	1,786
William S. Hart Union High School District
California GO	0.000%	8/1/34 (4)	3,880	2,115
Yucaipa Valley CA Water District Water System
Revenue	5.000%	9/1/18	500	509
Yucaipa Valley CA Water District Water System
Revenue	5.000%	9/1/19	1,020	1,073
				13,119,155
Guam (0.2%)
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/20	750	805
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/21	1,125	1,229
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/22	1,500	1,661

Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/20	540	573
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/21	400	432
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/22	500	548
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/28	2,115	2,282
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/29	5,035	5,472
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.250%	7/1/33	4,000	4,315
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/35	4,450	4,763
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/36	1,450	1,567
Guam Power Authority Revenue	5.000%	10/1/22	1,605	1,752
Guam Power Authority Revenue	5.000%	10/1/26	1,810	1,977
Guam Power Authority Revenue	5.000%	10/1/30	1,470	1,581
				28,957
Total Tax-Exempt Municipal Bonds (Cost $12,935,004)				13,148,112
Other Assets and Liabilities-Net (0.1%)				13,694
Net Assets (100%)				13,161,806

1 Securities with a value of $3,216,000 have been segregated as initial margin for open futures contracts.
2 Adjustable-rate security based upon SIFMA Municipal Swap Index Yield plus spread.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2018, the aggregate value of these securities was $159,609,000, representing 1.2% of net assets.
4 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
February 28, 2018.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.

California Intermediate-Term Tax-Exempt Fund

(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by: (1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company). (4) AGM (Assured Guaranty Municipal Corporation). (5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation. (10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty). (12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation). (14) NPFG (National Public Finance Guarantee Corporation).

(15) BAM (Build America Mutual Assurance Company). (16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.). (18) SBLF (Michigan School Bond Loan Fund).

(19) TPSF (Texas Permanent School Fund).

The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2018	2,375	504,613	(16)
5-Year U.S. Treasury Note	June 2018	1,011	115,183	51
				35

Short Futures Contracts

California Intermediate-Term Tax-Exempt Fund

10-Year U.S. Treasury Note	June 2018	(1,015)	(121,848)	28
30-Year U.S. Treasury Bond	June 2018	(654)	(93,808)	(327)
Ultra 10-Year U.S. Treasury Note	June 2018	(203)	(25,997)	(57)
Ultra Long U.S. Treasury Bond	June 2018	(49)	(7,638)	(36)
				(392)
				(357)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of February 28, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	13,148,112	—
Futures Contracts—Assets[1]	95	—	—
Futures Contracts—Liabilities[1]	(937)	—	—
Total	(842)	13,148,112	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades

California Intermediate-Term Tax-Exempt Fund

futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. At February 28, 2018, the cost of investment securities for tax purposes was $12,937,420,000. Net unrealized appreciation of investment securities for tax purposes was $210,692,000, consisting of unrealized gains of $312,393,000 on securities that had risen in value since their purchase and $101,701,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD CALIFORNIA TAX-FREE FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: April 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CALIFORNIA TAX-FREE FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: April 17, 2018

VANGUARD CALIFORNIA TAX-FREE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: April 17, 2018

*By: /s/ Anne E. Robinson
Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number 33-32216, Incorporated by Reference.